                                                              OMB APPROVAL

                                                              OMB Number:
                                                              3235-0570

                                                              Expires:
                                                              September 30, 2007

                                                              Estimated average
                                                              burden hours per
                                                              response: 19.4



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-5371

                            RUSSELL INVESTMENT FUNDS

               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  253-572-9500

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  January 1, 2005 - June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS

                                                        RUSSELL INVESTMENT FUNDS

[GRAPHIC APPEARS HERE]

INVESTMENT FUNDS

2005 SEMIANNUAL REPORT

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND



JUNE 30, 2005

                                                               [LOGO OF RUSSELL]

Russell Investment Funds

Russell Investment Funds is a series investment company with five different investment portfolios referred to as Funds. These financial statements report on all five of the Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                            Russell Investment Funds

                               Semiannual Report

                           June 30, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Multi-Style Equity Fund..............................................         3

Aggressive Equity Fund...............................................        10

Non-U.S. Fund........................................................        22

Real Estate Securities Fund..........................................        38

Core Bond Fund.......................................................        42

Notes to Schedules of Investments....................................        55

Statement of Assets and Liabilities..................................        56

Statement of Operations..............................................        60

Statement of Changes in Net Assets...................................        62

Financial Highlights.................................................        64

Notes to Financial Highlights........................................        66

Notes to Financial Statements........................................        67

Shareholder Requests for Additional Information......................        79

Basis for Approval of Investment Advisory Contracts..................        80

Disclosure of Information about Fund Directors.......................        83

Manager, Money Managers and Service Providers........................        88

Russell Investment Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Russell Investment Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges and expenses, and the applicable variable insurance policy Prospectus. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Russell Fund Distributors, Inc. is the distributor of Russell Investment Funds.

                                  [Blank Page]

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2005                 $     1,003.70      $     1,021.13
Expenses Paid During
Period*                       $         3.88      $         3.91

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                      Multi-Style Equity Fund  3

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.2%
Auto and Transportation - 2.5%
American Axle & Manufacturing Holdings, Inc. (N)        5,300             134
Autoliv, Inc.                                           1,600              70
BorgWarner, Inc.                                        2,600             140
Burlington Northern Santa Fe Corp.                     12,310             580
CNF, Inc.                                               2,900             130
Cooper Tire & Rubber Co. (N)                            6,500             121
CSX Corp.                                              52,850           2,255
Dana Corp.                                             18,400             276
FedEx Corp.                                             4,700             381
General Motors Corp. (N)                               10,600             360
JB Hunt Transport Services, Inc.                        5,200             100
Landstar System, Inc. (AE)                              2,300              69
Magna International, Inc. Class A                       1,200              84
Norfolk Southern Corp.                                 42,250           1,308
Overseas Shipholding Group, Inc.                        2,300             137
Skywest, Inc.                                           2,700              49
Southwest Airlines Co.                                 22,500             313
Union Pacific Corp.                                     3,800             246
United Parcel Service, Inc. Class B                    23,000           1,591
Yellow Roadway Corp. (AE)                               1,900              97
                                                                 ------------
                                                                        8,441
                                                                 ------------

Consumer Discretionary - 15.6%
Abercrombie & Fitch Co. Class A                         1,500             103
Activision, Inc. (AE)                                   4,300              71
Advance Auto Parts, Inc. (AE)                           3,700             239
American Eagle Outfitters, Inc.                         2,500              77
aQuantive, Inc. (AE)(N)                                15,600             276
Arbitron, Inc.                                          1,000              43
Avon Products, Inc.                                     6,700             254
Bed Bath & Beyond, Inc. (AE)                           34,800           1,454
Best Buy Co., Inc.                                      8,730             598
Bright Horizons Family Solutions, Inc. (AE)               700              28
Brinker International, Inc. (AE)                        3,500             140
Carnival Corp.                                         19,100           1,042
Cendant Corp.                                         101,050           2,260
Chico's FAS, Inc. (AE)                                 17,940             615
Choice Hotels International, Inc.                         100               7
Circuit City Stores, Inc.                              19,300             334
Citadel Broadcasting Corp. (AE)                         1,700              19
Coach, Inc. (AE)                                       37,800           1,269
Coldwater Creek, Inc. (AE)                              1,800              45
Convergys Corp. (AE)                                    3,000              43
Darden Restaurants, Inc.                                2,600              86
Earthlink, Inc. (AE)                                    2,900              25
Eastman Kodak Co.                                      23,800             639

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
eBay, Inc. (AE)                                        21,200             700
Electronic Arts, Inc. (AE)                             15,000             849
Estee Lauder Cos., Inc. (The) Class A                  20,100             787
Fisher Scientific International, Inc. (AE)              4,580             297
Gannett Co., Inc.                                       1,900             135
Gillette Co. (The)                                     45,400           2,299
Google, Inc. Class A (AE)                               8,980           2,641
GTECH Holdings Corp.                                    3,400              99
Harman International Industries, Inc.                   1,500             122
Hasbro, Inc.                                           22,400             466
Hilton Hotels Corp.                                    11,700             279
Home Depot, Inc.                                       50,900           1,980
Interpublic Group of Cos., Inc. (AE)                   14,700             179
JC Penney Co., Inc. Holding Co.                        10,100             531
Jones Apparel Group, Inc.                               5,950             185
Kimberly-Clark Corp.                                   13,300             832
Knight-Ridder, Inc.                                    10,800             662
Kohl's Corp. (AE)                                      38,100           2,130
Limited Brands, Inc.                                   46,400             994
Linens 'N Things, Inc. (AE)                             9,700             229
Marriott International, Inc. Class A                   11,300             771
Marvel Enterprises, Inc. (AE)(N)                       15,900             314
Mattel, Inc.                                            9,500             174
McDonald's Corp.                                      159,550           4,428
McGraw-Hill Cos., Inc. (The)                            9,000             398
MGM Mirage (AE)                                        22,520             891
Michaels Stores, Inc.                                   3,000             124
Newell Rubbermaid, Inc.                                30,400             725
News Corp. Class A                                     16,300             264
Nike, Inc. Class B                                     13,470           1,166
Office Depot, Inc. (AE)                                17,700             404
Omnicom Group                                          12,100             966
Petsmart, Inc.                                          8,400             255
Priceline.com, Inc. (AE)(N)                            13,500             315
Quiksilver, Inc. (AE)                                   5,300              85
Regal Entertainment Group Class A (N)                  13,200             249
Ross Stores, Inc.                                       8,600             249
Royal Caribbean Cruises, Ltd. (N)                       5,200             251
RR Donnelley & Sons Co.                                54,321           1,875
Sabre Holdings Corp. Class A                           21,900             437
Saks, Inc. (AE)                                        28,950             549
Sirius Satellite Radio, Inc. (AE)(N)                   77,840             504
Staples, Inc.                                          18,150             387
Starbucks Corp. (AE)                                    7,390             382
Starwood Hotels & Resorts Worldwide, Inc. (o)          14,600             855
Target Corp.                                            9,700             528
Tech Data Corp. (AE)                                    3,000             110
Time Warner, Inc. (AE)                                110,750           1,851

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TJX Cos., Inc.                                         14,900             363
Toro Co.                                                1,700              66
VeriSign, Inc. (AE)                                    39,090           1,124
VF Corp.                                                3,400             195
Viacom, Inc. Class B                                   11,682             374
Walt Disney Co.                                        20,800             524
Waste Management, Inc.                                 26,700             757
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             12,700             427
Yahoo!, Inc. (AE)                                      56,650           1,963
Yankee Candle Co., Inc.                                 2,000              64
Yum! Brands, Inc.                                      11,950             622
                                                                 ------------
                                                                       52,049
                                                                 ------------

Consumer Staples - 7.9%
Albertson's, Inc. (N)                                   2,500              52
Altria Group, Inc.                                     53,050           3,430
Cadbury Schweppes PLC - ADR                            26,900           1,031
Chiquita Brands International, Inc.                     2,300              63
Coca-Cola Co. (The)                                    12,100             505
Colgate-Palmolive Co.                                  54,100           2,700
ConAgra Foods, Inc.                                    31,700             734
CVS Corp.                                              29,200             849
Diageo PLC - ADR (N)                                    6,280             372
General Mills, Inc.                                    12,100             566
HJ Heinz Co.                                           24,700             875
JM Smucker Co. (The)                                    5,000             235
Kroger Co. (The) (AE)                                  18,200             346
Molson Coors Brewing Co. Class B                       10,100             626
PepsiCo, Inc.                                         105,900           5,711
Procter & Gamble Co.                                   79,850           4,212
Reynolds American, Inc. (N)                             4,250             335
Safeway, Inc.                                          15,100             341
Sara Lee Corp.                                         26,400             523
Supervalu, Inc. (AE)                                    1,700              56
Sysco Corp. (N)                                        26,380             955
Unilever NV                                             1,900             123
UST, Inc.                                               5,700             260
Walgreen Co.                                           18,300             842
Whole Foods Market, Inc.                                5,600             663
                                                                 ------------
                                                                       26,405
                                                                 ------------

Financial Services - 16.7%
ACE, Ltd.                                               2,200              99
AG Edwards, Inc.                                       13,800             623
Allmerica Financial Corp. (AE)                          1,700              63
American Express Co.                                   67,070           3,570
American International Group, Inc.                     14,189             824
AmSouth Bancorp.                                       14,800             385
Aon Corp.                                               5,900             148

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Archstone-Smith Trust (o)                               3,800             147
Astoria Financial Corp.                                 5,550             158
Automatic Data Processing, Inc.                        21,800             915
Bank of America Corp.                                 130,778           5,965
Bank of New York Co., Inc. (The)                       35,200           1,013
BB&T Corp.                                              4,100             164
Bear Stearns Cos., Inc. (The)                           1,800             187
Brandywine Realty Trust (o)                             1,200              37
Capital One Financial Corp.                            19,300           1,544
Charles Schwab Corp. (The)                             14,300             161
Checkfree Corp. (AE)                                    8,500             289
Chicago Mercantile Exchange Holdings, Inc.              2,010             594
Chubb Corp.                                             3,800             325
Cigna Corp.                                             5,600             599
Citigroup, Inc.                                       123,599           5,714
Comerica, Inc.                                         16,100             931
Commerce Bancorp, Inc. (N)                             12,300             373
Commerce Bancshares, Inc.                               6,400             323
Countrywide Financial Corp.                             5,900             228
Cullen/Frost Bankers, Inc.                              7,400             353
Deluxe Corp.                                            4,300             175
Dow Jones & Co., Inc.                                  21,600             766
Dun & Bradstreet Corp. (AE)                             1,300              80
Eaton Vance Corp.                                       3,000              72
Equity Office Properties Trust (o)                      8,600             285
Equity Residential (o)                                  7,300             269
Factset Research Systems, Inc.                          1,800              64
Fannie Mae                                              1,700              99
Federated Investors, Inc. Class B                      23,500             705
First American Corp.                                    3,200             128
Franklin Resources, Inc.                                4,400             339
Freddie Mac                                            23,550           1,536
Goldman Sachs Group, Inc.                              23,550           2,403
Hartford Financial Services
   Group, Inc.                                          6,700             501
Huntington Bancshares, Inc.                            39,700             958
Jefferson-Pilot Corp.                                  13,600             686
JPMorgan Chase & Co.                                   45,252           1,598
KeyCorp                                                10,750             356
La Quinta Corp. (AE)(o)                                 3,300              31
Legg Mason, Inc.                                        4,500             468
Lehman Brothers Holdings, Inc.                          4,500             447
Lexington Corporate Properties Trust (o)                1,200              29
Lincoln National Corp.                                 19,650             922
Loews Corp.                                             4,350             337
MBIA, Inc. (N)                                          1,500              89
MBNA Corp.                                             51,450           1,346
Merrill Lynch & Co., Inc.                              22,350           1,229
Metlife, Inc.                                          17,200             773

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MGIC Investment Corp.                                   3,650             238
Moody's Corp.                                           6,200             279
Morgan Stanley                                         14,500             761
National City Corp.                                    21,900             747
Nationwide Financial Services, Inc. Class A            21,100             801
North Fork Bancorp., Inc.                               3,800             107
Northern Trust Corp.                                    6,800             310
PartnerRe, Ltd.                                         2,000             129
Paychex, Inc.                                          34,500           1,123
People's Bank                                           1,100              33
PNC Financial Services Group, Inc.                     12,900             703
Protective Life Corp.                                   1,400              59
Prudential Financial, Inc.                             15,470           1,016
Redwood Trust, Inc. (o)(N)                                800              41
RenaissanceRe Holdings, Ltd.                            2,300             113
Ryder System, Inc.                                      3,000             110
St. Paul Travelers Cos., Inc. (The)                    77,549           3,065
Stancorp Financial Group, Inc.                            700              54
SunTrust Banks, Inc.                                    6,900             498
T Rowe Price Group, Inc.                               10,540             660
UnumProvident Corp. (N)                                11,300             207
US Bancorp                                              6,796             198
W Holding Co., Inc. (N)                                 2,300              23
Wachovia Corp.                                         14,800             734
Waddell & Reed Financial, Inc. Class A                  2,000              37
Washington Mutual, Inc.                                13,800             561
Wells Fargo & Co.                                      12,500             770
WR Berkley Corp.                                          100               4
XL Capital, Ltd. Class A                                1,600             119
                                                                 ------------
                                                                       55,923
                                                                 ------------

Health Care - 12.6%
Abbott Laboratories                                    15,600             765
Aetna, Inc.                                            14,570           1,207
American Medical Systems Holdings, Inc. (AE)            1,700              35
AMERIGROUP Corp. (AE)                                   2,700             109
Amgen, Inc. (AE)                                       50,090           3,028
Baxter International, Inc.                             10,000             371
Becton Dickinson & Co.                                  3,900             205
Bio-Rad Laboratories, Inc. Class A (AE)                   500              30
Boston Scientific Corp. (AE)                           24,900             672
Bristol-Myers Squibb Co.                               18,500             462
Caremark Rx, Inc. (AE)                                 45,640           2,032
Community Health Systems, Inc. (AE)(N)                  8,000             302
CR Bard, Inc.                                           9,860             656
DaVita, Inc. (AE)                                       7,900             359

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eli Lilly & Co.                                        42,200           2,351
Genentech, Inc. (AE)                                   35,810           2,875
Gilead Sciences, Inc. (AE)                             22,720             999
HCA Inc.                                                1,300              74
Hospira, Inc. (AE)                                      1,500              58
Humana, Inc. (AE)                                       7,000             278
Johnson & Johnson                                     105,920           6,885
Kinetic Concepts, Inc. (AE)                             7,300             438
Medco Health Solutions, Inc. (AE)                      21,000           1,121
Medimmune, Inc. (AE)                                   30,800             823
Medtronic, Inc.                                        37,000           1,916
Merck & Co., Inc.                                       5,500             169
Novartis AG - ADR                                      33,800           1,603
Pfizer, Inc.                                          161,160           4,445
Sanofi-Aventis - ADR                                   32,488           1,332
Schering-Plough Corp.                                  27,300             520
Sepracor, Inc. (AE)                                     7,510             451
St. Jude Medical, Inc. (AE)                            14,500             632
Steris Corp.                                            1,500              39
Stryker Corp.                                           9,900             471
UnitedHealth Group, Inc.                               21,800           1,137
Valeant Pharmaceuticals International                  10,500             185
Varian Medical Systems, Inc. (AE)                       7,400             276
WellPoint, Inc. (AE)                                   15,080           1,050
Wyeth                                                  29,100           1,295
Zimmer Holdings, Inc. (AE)                              5,500             419
                                                                 ------------
                                                                       42,075
                                                                 ------------

Integrated Oils - 5.6%
Chevron Corp.                                          43,822           2,450
ConocoPhillips                                         93,404           5,370
Exxon Mobil Corp.                                      85,000           4,885
Marathon Oil Corp.                                     49,802           2,658
Occidental Petroleum Corp.                             41,100           3,162
Unocal Corp.                                            3,400             221
                                                                 ------------
                                                                       18,746
                                                                 ------------

Materials and Processing - 4.9%
Alcoa, Inc.                                            38,800           1,014
American Standard Cos., Inc.                           10,000             419
Archer-Daniels-Midland Co.                             67,866           1,451
Avery Dennison Corp.                                   13,300             704
BASF AG - ADR                                          17,450           1,152
Bemis Co.                                              27,300             725
Bowater, Inc.                                          22,400             725
Bunge, Ltd. (N)                                         2,100             133
Cabot Corp.                                            13,100             432
Cia Vale do Rio Doce
   Class A                                             11,410             334
Commercial Metals Co.                                   2,100              50

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dow Chemical Co. (The)                                 32,200           1,434
EI Du Pont de Nemours & Co.                            42,614           1,833
Engelhard Corp.                                        12,900             368
Freeport-McMoRan Copper & Gold, Inc. Class B (N)        2,700             101
Georgia-Pacific Corp.                                     100               3
Gold Kist, Inc. (AE)(N)                                 1,000              22
Granite Construction, Inc.                              1,000              28
Hercules, Inc. (AE)                                     3,600              51
International Paper Co.                                36,400           1,100
Lafarge North America, Inc.                             1,200              75
Lone Star Technologies, Inc. (AE)                       1,300              59
Lubrizol Corp.                                          3,800             160
Lyondell Chemical Co.                                   8,200             217
Martin Marietta Materials, Inc.                         2,000             138
MeadWestvaco Corp.                                     20,000             561
Monsanto Co.                                           11,570             727
Packaging Corp. of America                             19,600             413
Phelps Dodge Corp.                                      1,600             148
PPG Industries, Inc.                                    1,900             119
Rohm & Haas Co.                                        12,300             570
Sherwin-Williams Co. (The)                              1,300              61
Smurfit-Stone Container Corp. (AE)                      8,900              91
Sonoco Products Co.                                     4,700             125
United States Steel Corp.                               4,800             165
Valspar Corp.                                          10,300             497
Vulcan Materials Co.                                    1,300              84
                                                                 ------------
                                                                       16,289
                                                                 ------------

Miscellaneous - 4.5%
3M Co.                                                 24,100           1,742
Eaton Corp.                                             4,350             260
Fortune Brands, Inc.                                    6,080             540
General Electric Co.                                  254,660           8,824
Hillenbrand Industries, Inc.                            8,800             445
Honeywell International, Inc.                          39,700           1,454
ITT Industries, Inc.                                    7,100             693
Johnson Controls, Inc.                                  7,200             406
SPX Corp.                                               4,500             207
Textron, Inc.                                           3,400             258
                                                                 ------------
                                                                       14,829
                                                                 ------------

Other Energy - 2.8%
Anadarko Petroleum Corp.                                1,700             140
Apache Corp.                                            1,000              65
Burlington Resources, Inc.                              5,100             282
Diamond Offshore Drilling, Inc. (N)                     5,800             310
El Paso Corp.                                          24,600             283
ENSCO International, Inc.                               5,000             179
EOG Resources, Inc.                                     9,500             540

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GlobalSantaFe Corp.                                     3,400             139
Halliburton Co.                                        76,300           3,649
Houston Exploration Co. (AE)                            1,800              95
Newfield Exploration Co. (AE)                          11,300             451
Noble Corp.                                             2,250             138
Peabody Energy Corp.                                   10,200             531
Pride International, Inc. (AE)                          3,400              87
Schlumberger, Ltd.                                     23,800           1,807
Todco Class A (AE)                                      2,300              59
Transocean, Inc. (AE)                                   5,990             323
Williams Cos., Inc.                                    12,840             244
XTO Energy, Inc.                                        4,400             149
                                                                 ------------
                                                                        9,471
                                                                 ------------

Producer Durables - 4.4%
Applied Materials, Inc.                                60,030             971
Boeing Co.                                             33,730           2,226
Caterpillar, Inc.                                      19,030           1,814
Deere & Co.                                            32,700           2,142
Diebold, Inc.                                           9,100             411
DR Horton, Inc.                                        22,000             827
Emerson Electric Co.                                   10,300             645
Genlyte Group, Inc. (AE)                                1,000              49
Goodrich Corp.                                          4,750             195
Herman Miller, Inc.                                    12,400             382
Hubbell, Inc. Class B                                  16,300             719
Illinois Tool Works, Inc.                               9,700             773
Ingersoll-Rand Co. Class A                                900              64
Joy Global, Inc.                                       13,650             459
KB Home                                                 4,200             320
Lennar Corp. Class A                                    2,600             165
MDC Holdings, Inc.                                      1,000              82
Nokia OYJ - ADR                                        29,000             483
Northrop Grumman Corp.                                  9,400             519
Parker Hannifin Corp.                                     700              43
Pitney Bowes, Inc.                                      1,800              78
Pulte Homes, Inc. (N)                                   5,600             472
Roper Industries, Inc.                                  5,510             393
United Technologies Corp.                               7,000             360
                                                                 ------------
                                                                       14,592
                                                                 ------------

Technology - 11.3%
ADC Telecommunications, Inc. (AE)(N)                    5,842             127
Adobe Systems, Inc.                                     9,400             269
Agere Systems, Inc. (AE)(N)                             6,500              78
Altera Corp. (AE)                                      29,700             589
Alvarion, Ltd. (AE)                                    22,300             259
Amphenol Corp. Class A                                  1,900              76
Apple Computer, Inc. (AE)                              20,230             745
Arrow Electronics, Inc. (AE)                           11,200             304

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Autodesk, Inc.                                          5,300             182
Avnet, Inc. (AE)                                        2,500              56
Broadcom Corp. Class A (AE)                            41,620           1,478
Celestica, Inc. (AE)(N)                                 2,800              38
Ciena Corp. (AE)                                        9,300              19
Cisco Systems, Inc. (AE)                               70,200           1,342
Cognizant Technology Solutions Corp. Class A
   (AE)                                                11,950             563
Computer Sciences Corp. (AE)                            3,900             170
Comverse Technology, Inc. (AE)                         22,980             544
Corning, Inc. (AE)                                     37,100             617
Dell, Inc. (AE)                                        42,010           1,660
Electronic Data Systems Corp.                           7,600             146
EMC Corp. (AE)                                         48,430             664
Flextronics International, Ltd. (AE)                    6,800              90
Harris Corp.                                            4,300             134
Hewlett-Packard Co.                                    75,981           1,786
Ingram Micro, Inc. Class A (AE)                         7,100             111
Intel Corp.                                            95,120           2,479
International Business Machines Corp.                   4,300             319
Juniper Networks, Inc. (AE)                            94,010           2,367
Lucent Technologies, Inc. (AE)(N)                      24,600              72
Macrovision Corp. (AE)(N)                              11,300             255
Marvell Technology Group, Ltd. (AE)                    11,320             431
Maxim Integrated Products, Inc.                        27,700           1,058
Micros Systems, Inc. (AE)                               1,000              45
Microsoft Corp.                                       340,230           8,451
Motorola, Inc.                                         88,400           1,614
National Semiconductor Corp.                           36,900             813
Nvidia Corp. (AE)(N)                                   25,200             673
Oracle Corp. (AE)                                     173,000           2,284
PMC - Sierra, Inc. (AE)                                31,500             294
Qualcomm, Inc.                                         44,000           1,452
Research In Motion, Ltd. (AE)                           4,500             332
Rockwell Automation, Inc.                               2,600             127
SanDisk Corp. (AE)                                     16,600             394
Seagate Technology, Inc. (AE)                           2,300              --
Silicon Image, Inc. (AE)                               23,200             238
Solectron Corp. (AE)                                   26,500             100
Tellabs, Inc. (AE)                                      4,000              35
Texas Instruments, Inc.                                69,920           1,963
                                                                 ------------
                                                                       37,843
                                                                 ------------

Utilities - 5.4%
Alltel Corp.                                           14,600             909
American Electric Power Co., Inc.                       2,700             100
BellSouth Corp.                                       135,900           3,611

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citizens Communications Co.                            46,300             622
Comcast Corp. Class A (AE)                            100,565           3,087
Edison International                                    1,400              57
Entergy Corp.                                          17,000           1,284
Exelon Corp.                                            3,200             164
FirstEnergy Corp.                                       2,100             101
Northeast Utilities                                    18,100             378
Pepco Holdings, Inc.                                    3,000              72
Progress Energy, Inc.                                   4,800             217
Puget Energy, Inc.                                      2,100              49
Questar Corp.                                           7,300             481
SBC Communications, Inc.                               73,000           1,734
Sempra Energy                                           7,000             289
Southern Co. (The)                                      7,700             267
Sprint Corp.                                          106,850           2,681
Verizon Communications, Inc.                           51,500           1,779
Wisconsin Energy Corp.                                  1,800              70
Xcel Energy, Inc. (N)                                   9,500             186
                                                                 ------------
                                                                       18,138
                                                                 ------------

TOTAL COMMON STOCKS
(cost $281,229)                                                       314,801
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company
   Money Market Fund                               18,434,000          18,434
United States Treasury Bill (z)(sec.)
   2.990% due 09/15/05                                  1,300           1,290
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $19,726)                                                         19,724
                                                                 ------------

OTHER SECURITIES - 2.1%
State Street Securities Lending Quality Trust
   (X)                                              7,141,495           7,141
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $7,141)                                                           7,141
                                                                 ------------

TOTAL INVESTMENTS - 102.2%
(identified cost $308,096)                                            341,666

OTHER ASSETS AND LIABILITIES,
NET - (2.2%)                                                           (7,310)
                                                                 ------------

NET ASSETS - 100.0%                                                   334,356
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 8  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
                                                      AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/05 (7)                                2,268                (20)

S&P 500 E-Mini Index
   expiration date 09/05 (52)                               3,108                (14)

S&P 500 Index
   expiration date 09/05 (19)                               5,679                (17)

S&P Midcap 400 Index
   expiration date 09/05 (24)                               8,260                124
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         73
                                                                     ===============


                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Auto and Transportation                                         2.5
Consumer Discretionary                                         15.6
Consumer Staples                                                7.9
Financial Services                                             16.7
Health Care                                                    12.6
Integrated Oils                                                 5.6
Materials and Processing                                        4.9
Miscellaneous                                                   4.5
Other Energy                                                    2.8
Producer Durables                                               4.4
Technology                                                     11.3
Utilities                                                       5.4
Short-Term Investments                                          5.9
Other Securities                                                2.1
                                                    ---------------
Total Investments                                             102.2
Other Assets and Liabilities, Net                              (2.2)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                                --*

* Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  9

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2005                 $       993.00      $     1,020.44
Expenses Paid During
Period*                       $         4.55      $         4.61

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 10  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.8%
Auto and Transportation - 4.0%
AAR Corp. (AE)                                         18,900             297
ArvinMeritor, Inc.                                      6,100             108
Autoliv, Inc.                                          12,800             561
Celadon Group, Inc. (AE)                                1,100              19
CNF, Inc.                                                 700              31
Cooper Tire & Rubber Co. (N)                           12,700             236
Dana Corp.                                             22,600             339
Forward Air Corp.                                       6,900             195
Frontier Airlines, Inc. (AE)(N)                         4,000              41
Frozen Food Express Industries, Inc. (AE)(N)            2,900              33
Genesee & Wyoming, Inc. Class A (AE)                    9,000             245
Greenbrier Cos., Inc.                                   1,400              38
Grupo TMM SA - ADR
   Series A (AE)                                       16,200              49
Gulfmark Offshore, Inc. (AE)(N)                         1,900              52
Hayes Lemmerz International, Inc. (AE)                  5,500              39
Heartland Express, Inc.                                 9,650             187
HUB Group, Inc. Class A (AE)                            2,000              50
JB Hunt Transport Services, Inc.                        3,800              73
Kansas City Southern (AE)(N)                            7,000             141
Kirby Corp. (AE)                                        7,200             325
Laidlaw International, Inc. (AE)                       22,350             539
Marten Transport, Ltd. (AE)                             1,600              34
Navistar International Corp. (AE)                       5,200             166
Offshore Logistics, Inc. (AE)                          13,850             455
Old Dominion Freight Line, Inc. (AE)                    7,150             192
Oshkosh Truck Corp.                                     2,000             157
Overseas Shipholding Group, Inc.                        7,450             444
Pacer International, Inc. (AE)                         11,400             248
Polaris Industries, Inc. (N)                            5,710             308
Republic Airways Holdings, Inc. (AE)                    4,000              58
SCS Transportation, Inc. (AE)                           2,400              43
Skywest, Inc. (N)                                       5,700             104
TBC Corp. (AE)                                          1,500              41
Tidewater, Inc.                                         1,300              50
TRW Automotive Holdings Corp. (AE)                      5,000             122
Universal Truckload Services, Inc. (AE)                15,900             268
US Xpress Enterprises, Inc. Class A (AE)                4,000              48
UTI Worldwide, Inc.                                     4,800             334
Visteon Corp. (N)                                      22,500             136
Wabtec Corp.                                           18,800             404
Werner Enterprises, Inc.                                5,700             112
Yellow Roadway Corp. (AE)                               7,600             386
                                                                 ------------
                                                                        7,708
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consumer Discretionary - 20.3%
Aaron Rents, Inc.                                       1,600              40
Abercrombie & Fitch Co. Class A                         5,000             344
ABM Industries, Inc.                                    3,900              76
Activision, Inc. (AE)                                  16,400             271
Adesa, Inc.                                            11,800             257
Advance Auto Parts, Inc. (AE)                          15,700           1,013
Advisory Board Co. (The) (AE)                           2,800             136
Aeropostale, Inc. (AE)                                  5,150             173
Alderwoods Group, Inc. (AE)(N)                          3,800              55
Alliance Gaming Corp. (AE)(N)                          10,100             142
Ambassadors Group, Inc. (N)                             2,740             102
America's Car Mart, Inc. (AE)(N)                        3,600              81
American Eagle Outfitters, Inc.                         3,000              92
American Greetings Corp. Class A                        7,330             194
AMN Healthcare Services, Inc. (AE)                     22,200             334
aQuantive, Inc. (AE)(N)                                21,700             385
Arbitron, Inc.                                         13,200             566
Argosy Gaming Co. (AE)                                    400              19
Atari, Inc. (AE)                                       13,300              37
Barnes & Noble, Inc. (AE)                               4,800             186
Bon-Ton Stores, Inc. (The)                              8,450             164
Borders Group, Inc.                                    11,600             294
Boyd Gaming Corp.                                       3,000             153
Brightpoint, Inc. (AE)                                  2,700              60
Brink's Co. (The)                                       9,900             356
Brown Shoe Co., Inc.                                    3,100             121
Burlington Coat Factory Warehouse Corp.                 2,900             124
Carmike Cinemas, Inc.                                   5,700             175
Cato Corp. (The) Class A                               22,875             472
CEC Entertainment, Inc. (AE)                              900              38
Central European Distribution Corp. (AE)(N)            12,600             470
Central Garden and Pet Co. (AE)                         4,800             236
Charming Shoppes, Inc. (AE)                            52,800             493
Chemed Corp.                                            3,700             151
Cherokee, Inc.                                          1,580              55
Choice Hotels International, Inc.                       9,420             619
ChoicePoint, Inc. (AE)                                  6,833             274
Circuit City Stores, Inc.                              48,113             832
CKE Restaurants, Inc. (N)                              21,250             296
Claire's Stores, Inc.                                  15,600             375
Cogent, Inc. (AE)(N)                                    5,300             151
Coldwater Creek, Inc. (AE)                             10,715             267
Concorde Career Colleges, Inc. (AE)(N)                  6,083              83
Consolidated Graphics, Inc. (AE)                        6,840             279
Convergys Corp. (AE)                                   20,600             293
Corinthian Colleges, Inc. (AE)                         11,200             143

                                                      Aggressive Equity Fund  11

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corporate Executive Board Co.                          10,850             850
Corrections Corp. of America (AE)                       5,500             216
CoStar Group, Inc. (AE)                                 5,000             218
CRA International, Inc. (AE)                            5,700             307
Cross Country Healthcare, Inc. (AE)                    13,900             236
Ctrip.com International, Ltd. - ADR (AE)                7,650             389
Darden Restaurants, Inc.                                4,000             132
Dave & Buster's, Inc. (AE)(N)                          19,120             353
Deckers Outdoor Corp. (AE)(N)                           4,200             103
DeVry, Inc. (AE)                                       11,300             225
Diamondrock Hospitality Co. (AE)(p)                    20,800             220
Dick's Sporting Goods, Inc. (AE)(N)                     4,600             178
Dillard's, Inc. Class A (N)                            18,360             430
Dolby Laboratories, Inc. Class A (AE)                  10,200             225
Dollar Thrifty Automotive Group (AE)                   17,400             661
Dollar Tree Stores, Inc. (AE)                           6,400             154
Domino's Pizza, Inc.                                    5,000             111
Dress Barn, Inc. (AE)(N)                                2,800              63
Earthlink, Inc. (AE)                                   12,700             110
Educate, Inc. (AE)                                      3,300              47
Education Management Corp. (AE)                        21,700             732
Electronics Boutique Holdings Corp. (AE)(N)             4,000             254
Entercom Communications Corp. (AE)                     11,000             366
Entravision Communications Corp. Class A (AE)           5,900              46
Fisher Scientific International, Inc. (AE)              3,300             214
G&K Services, Inc. Class A                              1,500              57
Gaylord Entertainment Co. (AE)                          7,100             330
Getty Images, Inc. (AE)                                 6,400             475
Group 1 Automotive, Inc. (AE)                           3,100              75
Guitar Center, Inc. (AE)                                1,000              58
Gymboree Corp. (AE)                                     3,400              46
Handleman Co.                                          16,500             272
Hartmarx Corp. (AE)(N)                                  7,750              78
Hasbro, Inc.                                           18,300             380
Haverty Furniture Cos., Inc.                            2,500              37
Hearst-Argyle Television, Inc. (N)                     22,300             546
Heidrick & Struggles International, Inc. (AE)           1,500              39
Hewitt Associates, Inc. Class A (AE)                    5,856             155
International Speedway Corp. Class A                    1,600              90
ITT Educational Services, Inc. (AE)                     1,700              91
Jack in the Box, Inc. (AE)                              2,700             102
Jo-Ann Stores, Inc. (AE)                                5,100             135
Jones Apparel Group, Inc.                               2,500              78
Korn/Ferry International (AE)                           9,200             163
La-Z-Boy, Inc. (N)                                      5,600              82
Labor Ready, Inc. (AE)                                 36,150             843
Lamar Advertising Co. Class A (AE)                     10,100             432

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Las Vegas Sands Corp. (AE)(N)                           1,600              57
Leapfrog Enterprises, Inc. (AE)(N)                      8,800              99
Lee Enterprises, Inc.                                   4,900             196
Life Time Fitness, Inc. (AE)                           18,600             610
Lifeline Systems, Inc. (AE)                             7,300             234
Lithia Motors, Inc. Class A (N)                         2,990              86
LKQ Corp. (AE)                                          6,500             176
Lone Star Steakhouse & Saloon, Inc.                    10,570             321
Luby's, Inc. (AE)(N)                                    1,400              17
Manpower, Inc.                                          1,800              72
Marvel Enterprises, Inc. (AE)                          12,150             240
MAXIMUS, Inc. (AE)                                      2,600              92
Men's Wearhouse, Inc. (AE)                              5,800             200
Mohawk Industries, Inc. (AE)                            4,400             363
Monarch Casino & Resort, Inc. (AE)(N)                   6,000             132
Movado Group, Inc.                                      1,200              23
Movie Gallery, Inc. (N)                                 5,900             156
MPS Group, Inc. (AE)                                    8,100              76
MSC Industrial Direct Co., Inc. Class A                 2,900              98
Nautilus Group, Inc. (N)                               10,400             296
Neiman-Marcus Group, Inc. Class A                       2,700             262
Netease.com, Inc. - ADR (AE)(N)                         3,200             183
Netratings, Inc. (AE)(N)                                2,100              29
O'Charleys, Inc. (AE)                                   4,000              71
O'Reilly Automotive, Inc. (AE)                          2,000              60
Oakley, Inc.                                            1,500              26
Orient-Express Hotels, Ltd. Class A                     9,700             307
Pantry, Inc. (The) (AE)                                 7,600             294
Pegasus Solutions, Inc. (AE)(N)                         2,900              32
Penn National Gaming, Inc. (AE)                         6,500             237
PF Chang's China Bistro, Inc. (AE)(N)                   1,600              94
Phillips-Van Heusen Corp.                               6,100             199
Pier 1 Imports, Inc.                                    5,600              79
Polo Ralph Lauren Corp.                                12,600             543
Pre-Paid Legal Services, Inc. (N)                      12,410             554
Prestige Brands Holdings, Inc. (AE)                    16,700             326
Providence Service Corp. (The) (AE)                    10,900             271
Radio One, Inc. Class D (AE)                           17,800             227
RC2 Corp. (AE)                                          6,600             248
Red Robin Gourmet Burgers, Inc. (AE)(N)                 2,400             149
Regal Entertainment Group Class A (N)                   5,600             106
Rent-A-Center, Inc. (AE)                               11,400             266
Rent-Way, Inc. (AE)(N)                                  3,900              38
Resources Connection, Inc. (AE)                        14,400             335

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rocky Shoes & Boots, Inc. (AE)(N)                         900              28
RR Donnelley & Sons Co.                                10,890             376
Ruby Tuesday, Inc.                                      4,300             111
Rush Enterprises, Inc. Class B (AE)                     2,300              31
Sabre Holdings Corp. Class A                              100               2
Scholastic Corp. (AE)                                   3,300             127
Scientific Games Corp. Class A (AE)                     9,700             261
SCP Pool Corp.                                         22,200             779
Service Corp. International                            21,600             173
ServiceMaster Co. (The)                                11,800             158
Shoe Carnival, Inc. (AE)                                1,000              22
Skechers USA, Inc. Class A (AE)                         2,500              36
Sonic Automotive, Inc.                                  7,480             159
Sourcecorp, Inc. (AE)                                  11,900             236
Spectrum Brands, Inc. (AE)                              4,300             142
Speedway Motorsports, Inc.                              1,800              66
Sports Authority, Inc. (The) (AE)(N)                   10,200             324
Station Casinos, Inc.                                   5,900             392
Steinway Musical Instruments, Inc. (AE)                   600              18
Stewart Enterprises, Inc. Class A                      44,000             288
Stride Rite Corp.                                       2,600              36
Tech Data Corp. (AE)                                   11,260             412
TeleTech Holdings, Inc. (AE)(N)                         6,700              55
Tempur-Pedic International, Inc. (AE)(N)               28,200             625
Texas Roadhouse, Inc. Class A (AE)                      1,100              38
Thomas Nelson, Inc.                                     3,500              76
Trans World Entertainment, Corp. (AE)                  19,160             227
Unifirst Corp. (N)                                      2,970             120
United Auto Group, Inc. (N)                             3,900             116
United Stationers, Inc. (AE)                            2,800             137
USANA Health Sciences, Inc. (AE)(N)                     2,900             123
Vail Resorts, Inc. (AE)                                 4,300             121
Valassis Communications, Inc. (AE)                      6,100             226
Ventiv Health, Inc. (AE)                                9,400             181
Volt Information Sciences, Inc. (AE)(N)                 1,000              24
Water Pik Technologies, Inc. (AE)(N)                    4,670              89
Watson Wyatt & Co. Holdings (N)                         2,000              51
WESCO International, Inc. (AE)                         18,700             587
West Corp. (AE)                                        11,800             453
Wilsons The Leather Experts Inc. (AE)(N)                2,100              14
Wolverine World Wide, Inc.                              6,600             158
Wynn Resorts, Ltd. (AE)(N)                              5,300             251
Yankee Candle Co., Inc.                                 4,400             141
                                                                 ------------
                                                                       39,351
                                                                 ------------

Consumer Staples - 1.8%
Alliance One International, Inc.                        3,900              23
Allion Healthcare, Inc. (AE)(N)                         2,800              46
Andersons, Inc. (The) (N)                                 900              32

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Boston Beer Co., Inc. (The) Class A (AE)(N)             1,200              27
Brown-Forman Corp. Class B                              1,400              85
Casey's General Stores, Inc.                            6,900             137
Chiquita Brands International, Inc. (N)                10,900             299
Constellation Brands, Inc. Class A (AE)                 8,800             260
CVS Corp.                                               7,000             204
Del Monte Foods Co. (AE)                                5,800              62
Great Atlantic & Pacific Tea Co. (AE)                   2,100              61
Longs Drug Stores Corp.                                12,280             529
M&F Worldwide Corp. (AE)(N)                            10,320             138
Molson Coors Brewing Co. Class B                        9,600             595
Nash Finch Co. (N)                                     12,360             454
Pathmark Stores, Inc. (AE)                              9,700              85
Pilgrim's Pride Corp.                                   2,160              74
Ralcorp Holdings, Inc.                                  5,300             218
Ruddick Corp.                                           4,000             102
Tootsie Roll Industries, Inc.                           1,751              51
Tyson Foods, Inc. Class A                               3,600              64
Weis Markets, Inc. (N)                                    600              23
                                                                 ------------
                                                                        3,569
                                                                 ------------

Financial Services - 19.5%
ACE Cash Express, Inc. (AE)                             2,100              54
Advent Software, Inc. (AE)                             12,300             249
Alfa Corp. (N)                                          1,300              19
Alleghany Corp. (AE)                                      462             137
Alliance Data Systems Corp. (AE)                       23,500             953
Allmerica Financial Corp. (AE)                          7,900             293
AMB Property Corp. (o)                                  8,400             365
Amcore Financial, Inc.                                  7,400             221
American Capital Strategies, Ltd. (N)                   2,200              79
American Financial Group, Inc.                          6,400             215
American Home Mortgage Investment Corp. (o)            13,620             476
American Physicians Capital, Inc. (AE)                  1,900              71
AmeriCredit Corp. (AE)                                 25,900             660
Anthracite Capital, Inc. (o)(N)                         5,239              62
Anworth Mortgage Asset Corp. (N)                        9,700              95
Arbor Realty Trust, Inc. (o)                            1,500              43
Arden Realty, Inc. (o)                                  5,000             180
Argonaut Group, Inc. (AE)(N)                            1,200              28
Ashford Hospitality Trust, Inc. (o)                    18,000             194
Associated Banc-Corp                                   17,115             576

                                                      Aggressive Equity Fund  13

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Assured Guaranty, Ltd.                                  5,100             119
Asta Funding, Inc. (N)                                  1,200              33
Bank of Hawaii Corp.                                   16,670             846
BankAtlantic Bancorp, Inc. Class A (N)                  6,500             123
Bankunited Financial Corp. Class A (N)                  5,200             141
Bimini Mortgage Management, Inc. Class A (o)(N)        10,900             154
BioMed Realty Trust, Inc. (o)                           4,800             114
BISYS Group, Inc. (The) (AE)                            5,000              75
BOK Financial Corp. (AE)                                1,030              48
Brookline Bancorp, Inc. (N)                            12,800             208
Capital Automotive REIT (o)                             5,600             214
CapitalSource, Inc. (AE)                               28,800             565
Cash America International, Inc. (AE)                  12,400             250
Cathay General Bancorp (N)                              3,600             121
CB Richard Ellis Group, Inc. Class A (AE)              11,800             518
CBL & Associates Properties, Inc. (o)                   9,550             411
Central Pacific Financial Corp.                         3,800             135
Checkfree Corp. (AE)                                    8,120             277
CIT Group, Inc.                                         4,000             172
City National Corp.                                     6,040             433
Colonial BancGroup, Inc. (The)                         15,100             333
Commerce Group, Inc.                                    2,000             124
Commercial Net Lease Realty (o)(N)                     18,900             387
Community Bank System, Inc.                             9,500             232
CompuCredit Corp. (AE)(N)                              17,300             593
Conseco, Inc. (AE)                                      6,900             151
Correctional Properties Trust (o)                       1,000              28
Corus Bankshares, Inc. (N)                              2,480             138
Cousins Properties, Inc. (o)                           10,050             297
Crescent Real Estate Equities Co. (o)                   7,300             137
CVB Financial Corp. (N)                                 1,800              35
Dime Community Bancshares                               2,500              38
Downey Financial Corp. (N)                              4,590             336
Duke Realty Corp. (o)                                  10,500             332
ECC Capital Corp. (AE)(o)                              30,800             205
eFunds Corp. (AE)                                       8,000             144
Encore Capital Group, Inc. (AE)(N)                      5,700              97
Entertainment Properties Trust (o)                      6,100             281
Equifax, Inc.                                           5,600             200
Equity Inns, Inc. (o)                                   3,000              40
Equity One, Inc. (o)                                   11,400             259
Fair Isaac Corp.                                        6,000             219
FelCor Lodging Trust, Inc. (AE)(o)                      6,400              93
Fidelity Bankshares, Inc. (N)                           1,200              32
Fieldstone Investment Corp. (AE)(p)                    13,100             189
First American Corp.                                    9,400             377
First Cash Financial Services, Inc. (AE)                2,700              58

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Financial Bancorp (N)                            10,300             195
First Marblehead Corp. (The) (AE)(N)                    1,250              44
First Midwest Bancorp, Inc.                             2,100              74
First Niagara Financial Group, Inc.                    27,100             395
First Republic Bank                                     2,600              92
FPIC Insurance Group, Inc. (AE)(N)                      1,300              38
Friedman Billings Ramsey Group, Inc. Class A
   (N)(o)                                               4,300              62
GATX Corp.                                              8,200             283
Glacier Bancorp, Inc.                                   1,600              42
Global Payments, Inc.                                   9,750             661
Gold Banc Corp., Inc.                                  14,200             207
Greater Bay Bancorp (N)                                 7,900             208
Hanmi Financial Corp. (N)                               5,700              95
HCC Insurance Holdings, Inc.                            3,100             117
Health Care Property Investors, Inc. (o)                  900              24
Health Care REIT, Inc. (o)(N)                           7,700             290
HealthExtras, Inc. (AE)                                27,100             544
Heritage Property Investment Trust (o)                  4,700             165
Highland Hospitality Corp. (o)                          2,300              24
Home Properties, Inc. (o)                                 100               4
Hospitality Properties Trust (o)                        1,900              84
Host Marriott Corp. (o)                                13,600             238
HRPT Properties Trust (o)                              48,800             607
IBERIABANK Corp. (N)                                      550              34
Independence Community Bank Corp.                       4,900             181
Infinity Property & Casualty Corp.                      3,900             136
Innkeepers USA Trust (o)                                6,700             100
Investors Financial Services Corp.                     15,000             567
Jack Henry & Associates, Inc.                          19,400             355
Jameson Inns, Inc. (AE)                                92,200             213
Jefferies Group, Inc.                                   7,300             277
Jermyn Investments (AE)(p)                              9,200             138
Jones Lang LaSalle, Inc. (AE)                          10,720             474
KKR Financial Corp. (AE)                               25,300             259
Knight Capital Group, Inc. Class A (AE)(N)             21,100             161
La Quinta Corp. (AE)(o)                                37,900             354
LandAmerica Financial Group, Inc. (N)                  16,490             979
Lexington Corporate Properties Trust (o)(N)             6,300             153
Liberty Property Trust (o)                              9,100             403
Luminent Mortgage Capital, Inc. (o)(N)                 11,200             121
Macatawa Bank Corp. (N)                                 4,370             152
Macerich Co. (The) (o)                                  4,900             329
Mack-Cali Realty Corp. (o)                              8,400             381
MAF Bancorp, Inc.                                       5,400             230

 14  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Markel Corp. (AE)                                       1,600             542
Marlin Business Services, Inc. (AE)(N)                  2,300              46
McGrath Rentcorp                                       10,400             246
Meadowbrook Insurance Group, Inc. (AE)                 31,300             164
Mercury General Corp.                                   1,600              87
MeriStar Hospitality Corp. (AE)(o)                     16,600             143
Mid-America Apartment Communities, Inc. (o)             1,900              86
Nasdaq-100 Index Tracking Stock (N)                    12,600             464
National Health Investors, Inc. (o)(N)                  1,360              38
National Penn Bancshares, Inc. (N)                        787              20
Nationwide Financial Services, Inc. Class A             4,300             163
Navigators Group, Inc. (AE)                             6,000             207
New Century Financial Corp. (o)(N)                      1,400              72
Newcastle Investment Corp. (o)(N)                       8,100             244
Oak Hill Financial, Inc.                                  200               6
OceanFirst Financial Corp. (N)                          1,703              38
Ohio Casualty Corp.                                     6,800             164
Old Republic International Corp.                       10,300             261
Pacific Capital Bancorp (AE)                            1,466              54
Parkvale Financial Corp.                                3,757             102
PFF Bancorp, Inc.                                       1,500              45
Portfolio Recovery Associates, Inc. (AE)(N)            14,250             599
Primus Guaranty, Ltd. (AE)                             13,300             193
Protective Life Corp.                                   7,300             308
Provident Bankshares Corp.                              1,500              48
Provident Financial Services, Inc.                     16,550             291
PS Business Parks, Inc. (o)                             1,600              71
Quanta Capital Holdings, Ltd. (AE)(N)                  23,500             146
Raymond James Financial, Inc.                           9,600             271
Realty Income Corp. (o)(N)                              3,000              75
Republic Bancorp, Inc.                                  4,069              61
Rewards Network, Inc. (AE)(N)                           3,800              21
Ryder System, Inc.                                     12,900             472
S1 Corp. (AE)                                           8,700              41
Safety Insurance Group, Inc. (N)                        2,500              84
Santander BanCorp (N)                                   1,600              40
Saxon Capital, Inc. (AE)(o)                             6,900             118
Selective Insurance Group, Inc.                           600              30
Senior Housing Properties Trust (o)                    28,260             534
SL Green Realty Corp. (o)(N)                            6,630             428
Spirit Finance Corp. (o)                                8,900             105
Stancorp Financial Group, Inc.                          4,400             337
State Auto Financial Corp.                              1,200              37
Sterling Bancshares, Inc.                               3,800              59
Sterling Financial Corp. (N)                            1,000              21
Stewart Information Services Corp.                     14,360             603
Strategic Hotel Capital, Inc. (o)                       1,600              29

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
streetTRACKS Morgan Stanley Technology Index
   Fund                                                 1,000              47
Sunstone Hotel Investors, Inc. (o)                      3,100              75
SVB Financial Group (AE)(N)                             5,360             257
TCF Financial Corp.                                     6,300             163
Thornburg Mortgage, Inc. (o)(N)                         1,800              52
Tower Group, Inc.                                      16,000             250
Trizec Properties, Inc. (o)                             5,400             111
UCBH Holdings, Inc.                                    13,200             214
UICI                                                    3,500             104
United Bankshares, Inc. (N)                             2,000              71
United Fire & Casualty Co. (N)                          2,400             107
United Rentals, Inc. (AE)(N)                            6,500             131
Universal Health Realty Income Trust (o)(N)               900              34
Ventas, Inc. (o)                                        7,575             229
W Holding Co., Inc.                                    11,500             118
Waddell & Reed Financial, Inc. Class A                  9,200             170
Washington Real Estate Investment Trust (o)             5,500             172
WellChoice, Inc. (AE)                                   2,700             188
Whitney Holding Corp.                                   2,400              78
World Acceptance Corp. (AE)                             5,090             153
WR Berkley Corp.                                       17,375             620
Wright Express Corp. (AE)                              13,300             246
WSFS Financial Corp. (N)                                4,760             260
Zenith National Insurance Corp.                         1,700             115
                                                                 ------------
                                                                       37,951
                                                                 ------------
Health Care - 12.0%
Accelrys, Inc. (AE)(N)                                 14,400              71
Advanced Medical Optics, Inc. (AE)                      2,800             111
Affymetrix, Inc. (AE)(N)                                9,500             512
Allscripts Healthcare Solutions, Inc. (AE)(N)          12,400             206
American Healthways, Inc. (AE)(N)                      10,000             423
Applera Corp. - Celera Genomics Group (AE)             83,600             917
Arthrocare Corp. (AE)(N)                                4,780             167
Bausch & Lomb, Inc.                                     5,800             481
Beckman Coulter, Inc.                                   1,400              89
Bio-Rad Laboratories, Inc. Class A (AE)                 7,900             468
Biosite, Inc. (AE)(N)                                   5,640             310
Candela Corp. (AE)(N)                                  20,600             215
Cephalon, Inc. (AE)(N)                                  7,430             296

                                                      Aggressive Equity Fund  15

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Charles River Laboratories International, Inc.
   (AE)                                                11,200             540
Chattem, Inc. (AE)                                      1,200              50
Community Health Systems, Inc. (AE)                    19,400             733
Connetics Corp. (AE)(N)                                 6,640             117
CV Therapeutics, Inc. (AE)(N)                           5,000             112
Cytyc Corp. (AE)                                       11,700             258
Dade Behring Holdings, Inc.                             3,100             202
DaVita, Inc. (AE)                                      25,300           1,151
Digene Corp. (AE)                                       6,400             177
DJ Orthopedics, Inc. (AE)                              18,300             502
Edwards Lifesciences Corp. (AE)                         7,100             305
First Horizon Pharmaceutical Corp. (AE)(N)              2,500              48
Flamel Technologies SA - ADR (AE)(N)                    2,800              51
Foxhollow Technologies, Inc. (AE)(N)                    9,000             344
Genesis HealthCare Corp. (AE)(N)                       15,200             703
Gentiva Health Services, Inc. (AE)                     12,900             230
Haemonetics Corp. (AE)                                  4,500             183
Health Net, Inc. (AE)                                   6,900             263
HealthTronics, Inc. (AE)                               18,600             242
Hologic, Inc. (AE)                                      7,900             314
Human Genome Sciences, Inc. (AE)                       15,700             182
Hythiam, Inc. (AE)(N)                                   3,600              20
Idenix Pharmaceuticals, Inc. (AE)(N)                    6,500             141
Immucor, Inc. (AE)                                     20,120             582
Intralase Corp. (AE)                                   24,125             473
Invitrogen Corp. (AE)                                   7,850             654
IRIS International, Inc. (AE)                           8,000             142
Kindred Healthcare, Inc. (AE)                          12,090             479
Kinetic Concepts, Inc. (AE)                             4,150             249
Kos Pharmaceuticals, Inc. (AE)(N)                       4,019             263
Kyphon, Inc. (AE)(N)                                    1,600              56
Lexicon Genetics, Inc. (AE)(N)                          7,640              38
LifePoint Hospitals, Inc. (AE)                          7,600             384
Lincare Holdings, Inc. (AE)                             5,800             237
Magellan Health Services, Inc. (AE)                    15,700             554
Martek Biosciences Corp. (AE)(N)                        4,300             163
Matria Healthcare, Inc. (AE)                           13,500             435
Maxygen, Inc. (AE)                                      1,500              10
Medarex, Inc. (AE)(N)                                  21,800             182
Medcath Corp. (AE)(N)                                   5,360             149
Medicis Pharmaceutical Corp. Class A                    2,600              82
Medimmune, Inc. (AE)                                    7,900             211
Mentor Corp. (N)                                        4,380             182
Meridian Bioscience, Inc. (N)                           3,300              63
Molecular Devices Corp. (AE)(N)                         4,200              91
Myriad Genetics, Inc. (AE)(N)                           6,500             102
Nabi Biopharmaceuticals (AE)                           19,344             295
Nektar Therapeutics (AE)                                7,000             118
OccuLogix, Inc. (AE)                                    3,900              33

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PacifiCare Health Systems, Inc. (AE)                    1,800             129
Parexel International Corp. (AE)                        5,400             107
Pediatrix Medical Group, Inc. (AE)                     10,400             765
Per-Se Technologies, Inc. (AE)(N)                       8,500             179
Pharmacopeia Drug Discovery, Inc. (AE)                  9,350              38
PolyMedica Corp.                                        7,700             275
Psychiatric Solutions, Inc. (AE)                        1,100              54
Radiation Therapy Services, Inc. (AE)                   3,500              93
Res-Care, Inc. (AE)                                     2,000              27
Resmed, Inc. (AE)(N)                                    3,584             236
Respironics, Inc. (AE)                                 10,900             394
Sierra Health Services, Inc. (AE)                       3,410             244
Stericycle, Inc. (AE)                                  14,850             747
Steris Corp.                                            7,400             191
Sunrise Senior Living, Inc. (AE)(N)                     2,000             108
Sybron Dental Specialties, Inc. (AE)                    7,766             292
Symbion, Inc. (AE)                                      2,100              50
Syneron Medical, Ltd. (AE)(N)                           4,900             179
Techne Corp. (AE)                                       3,900             179
Triad Hospitals, Inc. (AE)                              2,000             109
United Surgical Partners International, Inc.
   (AE)                                                 4,900             255
United Therapeutics Corp. (AE)(N)                       7,050             340
VCA Antech, Inc. (AE)                                  16,600             403
Ventana Medical Systems, Inc. (AE)(N)                   7,700             310
Viasys Healthcare, Inc. (AE)                            2,800              63
Wright Medical Group, Inc. (AE)                         9,400             251
                                                                 ------------
                                                                       23,379
                                                                 ------------

Integrated Oils - 0.1%
Giant Industries, Inc. (AE)                             7,400             267
                                                                 ------------

Materials and Processing - 7.8%
Airgas, Inc.                                            2,200              54
Albany International Corp. Class A                     10,300             331
Aleris International, Inc. (AE)                         6,000             135
Ball Corp.                                             11,000             396
Bluegreen Corp. (AE)                                    2,600              45
Brady Corp. Class A                                    12,600             391
Brookfield Homes Corp.                                  1,070              49
Building Material Holding Corp.                         3,300             229
Calgon Carbon Corp.                                     8,400              74
Cambrex Corp.                                           3,900              74
Century Aluminum Co. (AE)                              10,000             204
Chicago Bridge & Iron Co. NV                            7,000             160
Clarcor, Inc.                                           6,800             199
Cleveland-Cliffs, Inc. (N)                              2,400             139

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Comfort Systems USA, Inc. (AE)                          2,600              17
Commercial Metals Co.                                  10,800             257
Consolidated-Tomoka Land Co. (N)                        1,200             103
Constar International, Inc. (AE)                        9,800              37
Crompton Corp.                                          3,000              43
Crown Holdings, Inc. (AE)                              14,000             199
Cytec Industries, Inc.                                  7,500             299
Dycom Industries, Inc. (AE)                            11,400             226
Energizer Holdings, Inc. (AE)                           3,490             217
Engelhard Corp.                                        11,300             323
Exide Technologies (AE)                                 9,900              48
Florida Rock Industries, Inc.                           3,800             279
FMC Corp. (AE)                                            700              39
Gold Kist, Inc. (AE)(N)                                18,200             393
Granite Construction, Inc.                              7,100             200
Greif, Inc. Class A                                     2,100             128
Harsco Corp.                                            6,000             327
Hercules, Inc. (AE)                                    25,600             362
Hughes Supply, Inc.                                    26,200             736
Insituform Technologies, Inc. Class A (AE)             14,100             226
Jacuzzi Brands, Inc. (AE)                              19,100             205
Lafarge North America, Inc.                            11,890             742
Louisiana-Pacific Corp.                                12,100             297
Lyondell Chemical Co.                                   8,000             211
Martin Marietta Materials, Inc.                         4,300             297
Maverick Tube Corp. (AE)(N)                             2,500              75
Mobile Mini, Inc. (AE)(N)                               3,200             110
Mosaic Co. (The) (AE)                                   7,600             118
NCI Building Systems, Inc. (AE)                         2,500              82
NewMarket Corp. (AE)(N)                                13,680             202
NL Industries, Inc.                                     1,100              17
Octel Corp.                                             1,300              23
OM Group, Inc. (AE)                                    16,300             402
Oregon Steel Mills, Inc. (AE)(N)                        6,200             107
Owens-Illinois, Inc. (AE)                               3,000              75
Pactiv Corp. (AE)                                      11,100             240
Perini Corp. (AE)(N)                                    2,100              35
PolyOne Corp. (AE)                                     10,400              69
Precision Castparts Corp.                               1,700             132
Quanex Corp.                                            8,550             453
Quanta Services, Inc. (AE)                             31,800             280
Reliance Steel & Aluminum Co.                           2,300              85
Rogers Corp. (AE)                                       5,700             231
RTI International Metals, Inc. (AE)                     4,700             148
Sealed Air Corp. (AE)                                   3,500             174
Sonoco Products Co.                                    10,700             284
St. Joe Co. (The)                                       1,500             122
Symyx Technologies, Inc. (AE)                           9,300             260
Terra Industries, Inc. (AE)(N)                         63,700             434
Texas Industries, Inc.                                  5,800             326

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Timken Co.                                              3,900              90
Trammell Crow Co. (AE)                                  2,000              49
Tredegar Corp.                                          9,500             148
UAP Holding Corp.                                       4,900              81
Unifi, Inc. (AE)                                        8,700              37
United States Steel Corp.                              12,680             436
URS Corp. (AE)                                          5,000             187
USEC, Inc.                                             30,460             446
USG Corp. (AE)(N)                                       5,100             217
Valmont Industries, Inc.                                1,100              28
WCI Communities, Inc. (AE)(N)                           4,900             157
                                                                 ------------
                                                                       15,051
                                                                 ------------
Miscellaneous - 0.3%
Brunswick Corp.                                         6,700             290
Trinity Industries, Inc. (N)                            7,900             253
                                                                 ------------
                                                                          543
                                                                 ------------
Other Energy - 6.5%
Alpha Natural Resources, Inc. (AE)                      5,100             122
Atwood Oceanics, Inc. (AE)                              4,300             265
Berry Petroleum Co. Class A (N)                         5,300             280
Cabot Oil & Gas Corp.                                   3,800             132
Cal Dive International, Inc. (AE)                      15,200             796
Callon Petroleum Co. (AE)(N)                            4,600              68
Consol Energy, Inc.                                    12,500             670
Cooper Cameron Corp. (AE)                               4,100             254
Denbury Resources, Inc. (AE)                            8,700             346
Diamond Offshore Drilling, Inc. (N)                     3,900             208
Dril-Quip, Inc. (AE)                                    1,300              38
Edge Petroleum Corp. (AE)                              10,300             161
Encore Acquisition Co. (AE)                             6,300             258
ENSCO International, Inc.                               6,900             247
Forest Oil Corp. (AE)                                   3,700             155
Foundation Coal Holdings, Inc.                          4,600             119
Frontier Oil Corp.                                      4,600             135
Grant Prideco, Inc. (AE)                               13,500             357
Helmerich & Payne, Inc.                                 2,550             120
Holly Corp. (N)                                         4,400             205
Houston Exploration Co. (AE)                           18,590             986
Input/Output, Inc. (AE)(N)                              9,000              57
Massey Energy Co.                                       3,500             132
McMoRan Exploration Co. (AE)(N)                         8,600             168
National-Oilwell Varco, Inc. (AE)                       5,500             261
Newfield Exploration Co. (AE)                           7,000             279
NRG Energy, Inc. (AE)                                  21,080             793
Oil States International, Inc. (AE)                    10,500             264

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                             10,200             284
Peabody Energy Corp.                                   14,300             744
Pride International, Inc. (AE)                          4,000             103
Quicksilver Resources, Inc. (AE)                        5,200             332
Range Resources Corp.                                   8,700             234
SEACOR Holdings, Inc. (AE)                                900              58
Smith International, Inc.                               3,900             248
Stone Energy Corp. (AE)                                 3,200             157
Superior Energy Services, Inc. (AE)                    20,800             370
Swift Energy Co. (AE)                                   5,583             200
Todco Class A (AE)                                     23,900             614
Unit Corp. (AE)                                         1,500              66
Universal Compression Holdings, Inc. (AE)              13,400             486
Veritas DGC, Inc. (AE)                                 21,600             599
Vintage Petroleum, Inc.                                 2,300              70
Whiting Petroleum Corp. (AE)                            6,800             247
                                                                 ------------
                                                                       12,688
                                                                 ------------
Producer Durables - 5.7%
Actuant Corp. Class A (AE)                              3,900             187
ADE Corp. (AE)(N)                                       8,800             247
AGCO Corp. (AE)                                        11,100             212
American Tower Corp. Class A (AE)(N)                   13,500             284
Ametek, Inc.                                            2,000              84
Applied Industrial Technologies, Inc.                   6,600             213
ARGON ST, Inc. (AE)                                     4,795             170
Arris Group, Inc. (AE)(N)                              25,800             225
Artesyn Technologies, Inc. (AE)(N)                     18,900             164
Asyst Technologies, Inc. (AE)                           8,100              36
ATMI, Inc. (AE)                                         2,000              58
Axcelis Technologies, Inc. (AE)                         5,400              37
Cascade Corp.                                             900              39
Cascade Microtech, Inc. (AE)                           14,000             204
CNH Global NV                                          10,040             190
Cognex Corp.                                            7,200             189
CTS Corp. (N)                                           3,400              42
Cymer, Inc. (AE)                                       10,300             271
Duratek, Inc. (AE)                                      6,873             159
Electro Scientific Industries, Inc. (AE)                3,300              59
ESCO Technologies, Inc. (AE)                            3,200             323
Esterline Technologies Corp. (AE)                       1,750              70
Faro Technologies, Inc. (AE)(N)                         4,200             115
Flanders Corp. (AE)(N)                                  7,500              68
Flowserve Corp. (AE)                                    3,200              97
Gardner Denver, Inc. (AE)                               5,900             207
Genlyte Group, Inc. (AE)                                2,800             136
Graco, Inc.                                            10,550             359
Headwaters, Inc. (AE)                                   3,200             110
HNI Corp.                                               1,000              51
IDEX Corp.                                             10,100             390
Itron, Inc. (AE)                                        4,450             199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Joy Global, Inc.                                        7,200             242
Kennametal, Inc.                                        4,700             216
Levitt Corp. Class A                                    3,200              96
LTX Corp. (AE)                                          7,500              37
Manitowoc Co.                                           5,100             209
Mattson Technology, Inc. (AE)                          16,400             117
MDC Holdings, Inc.                                      5,576             459
Mettler Toledo International, Inc. (AE)                 2,300             107
Middleby Corp. (N)                                      1,600              85
Milacron, Inc. (AE)                                    25,545              48
Mine Safety Appliances Co.                              2,000              92
MTS Systems Corp.                                      10,830             364
NACCO Industries, Inc. Class A                          4,770             511
Novellus Systems, Inc. (AE)                             8,200             203
Orbital Sciences Corp. (AE)(N)                          8,300              82
Orleans Homebuilders, Inc. (N)                          1,200              28
Pall Corp.                                             10,100             307
Pentair, Inc.                                           1,280              55
Photon Dynamics, Inc. (AE)                              7,800             161
Power-One, Inc. (AE)                                   15,700              99
Regal-Beloit Corp. (N)                                  3,650             106
Rofin-Sinar Technologies, Inc. (AE)                     3,600             118
Roper Industries, Inc.                                  5,400             385
Spatialight, Inc. (AE)(N)                              26,647             151
Steelcase, Inc. Class A (N)                             5,600              78
Technical Olympic USA, Inc. (AE)(N)                     5,350             130
Tecumseh Products Co. Class A                           5,700             156
Teledyne Technologies, Inc. (AE)                        5,000             163
Terex Corp. (AE)                                        3,000             118
Thermo Electron Corp. (AE)                             10,500             282
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 5,900             218
Woodward Governor Co.                                     490              41
Xyratex, Ltd. (AE)(N)                                  21,400             332
                                                                 ------------
                                                                       10,991
                                                                 ------------
Technology - 13.2%
Actel Corp. (AE)                                        3,500              49
ADC Telecommunications, Inc. (AE)(N)                   27,184             592
Adtran, Inc.                                            6,100             151
Agile Software Corp. (AE)                              50,800             320
Agilysys, Inc.                                          6,580             103
Alliance Semiconductor Corp. (AE)                      12,200              31
American Reprographics Co. (AE)                         9,900             159
Anixter International, Inc. (AE)                       16,600             617
Ansoft Corp. (AE)                                       1,450              35

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ansys, Inc. (AE)                                        3,100             110
Anteon International Corp. (AE)                         4,600             210
Applera Corp. - Applied Biosystems Group                7,880             155
ASE Test, Ltd. (AE)(N)                                 13,800              89
Aspect Communications Corp. (AE)                        4,300              48
Autodesk, Inc.                                          5,400             186
BearingPoint, Inc. (AE)(N)                             30,800             226
Benchmark Electronics, Inc. (AE)                        3,900             119
Blackboard, Inc. (AE)(N)                                8,100             194
Bottomline Technologies, Inc. (AE)                      5,600              84
Cadence Design Systems, Inc. (AE)                      12,700             174
ChipMOS TECHNOLOGIES (Bermuda), Ltd. (AE)(N)           17,100             113
Ciena Corp. (AE)                                       71,100             149
Cognizant Technology Solutions Corp. Class A
   (AE)                                                14,000             660
Comtech Telecommunications Corp. (AE)(N)                7,550             246
Comverse Technology, Inc. (AE)                          6,700             158
Cree, Inc. (AE)(N)                                      8,650             220
Digitas, Inc. (AE)                                     15,400             176
Ditech Communications Corp. (AE)(N)                     4,700              31
DRS Technologies, Inc.                                  5,500             282
E.piphany, Inc. (AE)                                   26,900              94
Equinix, Inc. (AE)(N)                                   3,700             160
ESS Technology, Inc. (AE)                               5,500              23
F5 Networks, Inc. (AE)                                  1,400              66
Fairchild Semiconductor International, Inc. (AE)       26,600             392
Filenet Corp. (AE)                                      4,600             116
Formfactor, Inc. (AE)                                  17,500             462
Foundry Networks, Inc. (AE)                             9,200              79
Freescale Semiconductor, Inc. Class B (AE)             17,300             366
Genesis Microchip, Inc. (AE)                           14,900             275
Harris Corp.                                            7,000             218
Hutchinson Technology, Inc. (AE)                       20,550             791
Infocrossing, Inc. (AE)(N)                             12,900             161
InFocus Corp. (AE)                                     13,400              56
Informatica Corp. (AE)                                 45,200             379
Ingram Micro, Inc. Class A (AE)                        32,260             505
Integrated Device Technology, Inc. (AE)                35,600             383
Intergraph Corp. (AE)(N)                               15,510             534
Internet Security Systems, Inc. (AE)                    2,500              51
Intersil Corp. Class A                                 40,800             766
Interwoven, Inc. (AE)                                   6,400              48
Ixia (AE)                                              11,400             222
j2 Global Communications, Inc. (AE)                     8,500             293
JDA Software Group, Inc. (AE)                           4,900              56
Jupitermedia Corp. (AE)                                17,000             291

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Keane, Inc. (AE)(N)                                     6,400              88
Keynote Systems, Inc. (AE)                             10,300             120
Komag, Inc. (AE)(N)                                    12,100             343
Kopin Corp. (AE)(N)                                     8,200              42
Lattice Semiconductor Corp. (AE)                        3,000              13
Lions Gate Entertainment Corp. (AE)(N)                 19,500             200
LSI Logic Corp. (AE)(N)                                26,200             222
M-Systems Flash Disk Pioneers Ltd. (AE)(N)             12,200             234
Macromedia, Inc. (AE)                                   6,300             241
Manhattan Associates, Inc. (AE)                         7,100             136
Matrixone, Inc. (AE)                                  101,100             506
Maxtor Corp. (AE)                                      89,000             463
McAfee, Inc. (AE)                                       6,000             157
MEMC Electronic Materials, Inc. (AE)                   21,400             338
Mercury Computer Systems, Inc. (AE)                     6,391             175
Methode Electronics, Inc.                              17,900             212
Microsemi Corp. (AE)                                   13,100             246
MIPS Technologies, Inc. (AE)(N)                        16,480             119
NAVTEQ Corp. (AE)                                       6,000             223
Netgear, Inc. (AE)(N)                                  16,300             303
Netlogic Microsystems, Inc. (AE)(N)                    36,800             652
Network Engines, Inc. (AE)(N)                           3,500               6
Novatel Wireless, Inc. (AE)(N)                          9,000             112
O2Micro International, Ltd. (AE)                       13,059             184
Openwave Systems, Inc. (AE)                            16,000             262
Parametric Technology Corp. (AE)                        8,700              56
PMC - Sierra, Inc. (AE)                                24,800             231
Quantum Corp. (AE)                                     61,100             181
Quest Software, Inc. (AE)                              24,900             339
Rackable Systems, Inc. (AE)                             4,000              48
Radisys Corp. (AE)(N)                                   7,600             123
RADVision, Ltd. (AE)                                    7,400              98
RADWARE, Ltd. (AE)                                      3,300              60
Redback Networks, Inc. (AE)                             7,400              47
RSA Security, Inc. (AE)                                 2,600              30
SafeNet, Inc. (AE)                                      4,700             160
Sapient Corp. (AE)                                     31,300             248
Seachange International, Inc. (AE)(N)                   9,200              65
Semtech Corp. (AE)                                      9,900             165
Serena Software, Inc. (AE)                              8,000             154
Solectron Corp. (AE)                                   14,600              55
Spectrasite, Inc. (AE)                                  7,800             581
SPSS, Inc. (AE)                                         1,300              25
Stellent, Inc. (AE)                                     3,500              26
SYKES Enterprises, Inc. (AE)                            2,200              21
Synaptics, Inc. (AE)(N)                                 7,500             160

                                                      Aggressive Equity Fund  19

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Talx Corp. (N)                                         16,950             490
TechTeam Global, Inc. (AE)                              6,500              85
Tekelec, Inc. (AE)                                     11,500             193
Tellabs, Inc. (AE)                                     65,230             568
TIBCO Software, Inc. (AE)                              44,600             292
Tier Technologies, Inc. Class B (AE)(N)                 3,200              27
Trident Microsystems, Inc. (AE)(N)                     14,900             338
Ultimate Software Group, Inc. (AE)(N)                  18,300             300
Unisys Corp. (AE)                                      75,900             480
Utstarcom, Inc. (AE)(N)                                 7,400              55
VeriFone Holdings, Inc. (AE)                            5,700              93
Verint Systems, Inc. (AE)                               4,900             158
WatchGuard Technologies, Inc. (AE)                      8,100              32
Wavecom SA - ADR (AE)                                   8,700              82
Websense, Inc. (AE)                                    12,500             601
Western Digital Corp. (AE)                             48,500             651
Wind River Systems, Inc. (AE)                          10,300             162
Zoran Corp. (AE)                                        9,600             128
                                                                 ------------
                                                                       25,679
                                                                 ------------
Utilities - 3.6%
AGL Resources, Inc.                                     8,200             317
Alamosa Holdings, Inc. (AE)(N)                         37,400             520
Allete, Inc. (N)                                        2,600             130
Alliant Energy Corp.                                   11,000             310
Centerpoint Energy, Inc.                                9,800             129
CenturyTel, Inc.                                        2,150              74
Cincinnati Bell, Inc. (AE)                              5,600              24
CMS Energy Corp. (AE)                                  23,300             351
Commonwealth Telephone Enterprises, Inc.                3,270             137
Energen Corp.                                          18,200             638
Laclede Group, Inc. (The) (N)                           1,000              32
MDU Resources Group, Inc.                               8,200             231
NeuStar, Inc. Class A (AE)                              3,900             100
Northeast Utilities                                    34,100             711
Northwest Natural Gas Co. (N)                           1,700              65
NorthWestern Corp.                                      1,300              41
OGE Energy Corp.                                        8,700             252
Pepco Holdings, Inc.                                   14,300             342
Pinnacle West Capital Corp.                             6,000             267
Premiere Global Services, Inc. (AE)                    13,200             149
Sierra Pacific Resources (AE)(N)                       50,000             622
Talk America Holdings, Inc. (AE)                        3,700              37
Ubiquitel, Inc. (AE)                                   33,400             272

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UGI Corp.                                              27,500             767
US Cellular Corp. (AE)                                  6,920             346
Wisconsin Energy Corp.                                  2,300              90
WPS Resources Corp. (N)                                   100               7
                                                                 ------------
                                                                        6,961
                                                                 ------------

TOTAL COMMON STOCKS
(cost $159,837)                                                       184,138
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Dime Bancorp. 2005 Warrants (AE)                       35,400               6
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $7)                                                                   6
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company
   Money Market Fund                                9,447,000           9,447
United States Treasury Bill (z)(sec.)
   2.990% due 09/15/05                                    700             694
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,143)                                                         10,141
                                                                 ------------

OTHER SECURITIES - 16.9%
State Street Securities Lending Quality Trust
   (X)                                             32,767,400          32,767
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $32,767)                                                         32,767
                                                                 ------------

TOTAL INVESTMENTS - 116.9%
(identified cost $202,754)                                            227,052

OTHER ASSETS AND LIABILITIES,
NET - (16.9%)                                                         (32,746)
                                                                 ------------

NET ASSETS - 100.0%                                                   194,306
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 20  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 09/05 (106)                              6,817                142

Russell 2000 Index
   expiration date 09/05 (3)                                  965                  5

S&P 500 E-Mini Index
   expiration date 09/05 (14)                                 837                 (4)

S&P 500 Index
   expiration date 09/05 (5)                                1,494                (13)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        130
                                                                     ===============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Auto and Transportation                                         4.0
Consumer Discretionary                                         20.3
Consumer Staples                                                1.8
Financial Services                                             19.5
Health Care                                                    12.0
Integrated Oils                                                 0.1
Materials and Processing                                        7.8
Miscellaneous                                                   0.3
Other Energy                                                    6.5
Producer Durables                                               5.7
Technology                                                     13.2
Utilities                                                       3.6
Warrants & Rights                                                --*
Short-Term Investments                                          5.2
Other Securities                                               16.9
                                                    ---------------

Total Investments                                             116.9
Other Assets and Liabilities, Net                             (16.9)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                               0.1

* Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                      Aggressive Equity Fund  21

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2005                 $       988.20      $     1,019.64
Expenses Paid During
Period*                       $         5.32      $         5.41

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 22  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 88.9%
Australia - 3.3%
ABC Learning Centres, Ltd.                             18,400              78
Amcor, Ltd.                                            93,749             478
AMP, Ltd.                                              53,600             264
Australia & New Zealand Banking Group, Ltd.            32,516             538
Australian Gas Light Co., Ltd.                          1,800              20
AXA Asia Pacific Holdings, Ltd.                        10,700              36
BHP Billiton, Ltd. (N)                                 61,564             851
BlueScope Steel, Ltd.                                  10,300              65
Boral, Ltd.                                             2,300              11
CFS Gandel Retail Trust                                23,400              30
Coca-Cola Amatil, Ltd. (N)                              1,200               7
Coles Myer, Ltd. (N)                                    6,300              44
Commonwealth Bank of Australia (N)                      7,000             202
Commonwealth Property Office Fund                      18,200              18
Computershare, Ltd.                                    27,200             121
ConnectEast Group                                      66,202              38
CSL, Ltd.                                               2,602              67
CSR, Ltd.                                              26,700              54
David Jones, Ltd.                                      24,700              35
DB RREEF Trust (o)                                     11,647              12
DCA Group, Ltd. (N)                                    19,400              56
Downer EDI, Ltd.                                       21,600              88
Foster's Group, Ltd.                                   76,043             308
Futuris Corp., Ltd.                                     8,400              12
GPT Group (N)                                          30,500              85
Harvey Norman Holdings, Ltd. (N)                       12,900              25
Iluka Resources, Ltd. (N)                               2,100              12
ING Industrial Fund                                    10,200              16
Insurance Australia Group, Ltd. (N)                    14,600              67
Lend Lease Corp., Ltd.                                  2,700              27
Lion Nathan, Ltd.                                       6,300              36
Macquarie Airports                                    335,274             914
Macquarie Bank, Ltd.                                    6,900             314
Macquarie Goodman Group                                   876               3
Macquarie Infrastructure Group                         18,100              57
Mayne Group, Ltd.                                       5,200              19
National Australia Bank, Ltd. (N)                      45,705           1,070
OneSteel, Ltd.                                         24,000              48
Orica, Ltd.                                             3,600              49
Origin Energy, Ltd.                                     3,400              20
PaperlinX, Ltd. (N)                                    10,100              23
Promina Group, Ltd.                                    26,288              94
Publishing & Broadcasting, Ltd.                         8,120              92
Qantas Airways, Ltd.                                   12,400              32
QBE Insurance Group, Ltd.                              42,535             519
Rinker Group, Ltd.                                     28,836             307
Rio Tinto, Ltd. (N)                                     1,800              61
Santos, Ltd.                                            5,700              49
Sons of Gwalia, Ltd. (AE)(B)                            8,400              --
Stockland                                               8,900              37

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Suncorp-Metway, Ltd.                                    6,400              98
TABCORP Holdings, Ltd. (N)                              3,740              47
Telstra Corp., Ltd.                                     6,800              26
Transurban Group (N)                                   20,000             113
United Group, Ltd.                                      2,000              15
United Group, Ltd. (AE)                                 3,500              25
Wesfarmers, Ltd.                                        1,700              52
Westfield Group                                        38,656             522
Westpac Banking Corp.                                  12,000             182
Woodside Petroleum, Ltd.                                1,600              36
Woolworths, Ltd.                                        4,700              59
                                                                 ------------
                                                                        8,584
                                                                 ------------

Belgium - 0.9%
Belgacom SA                                            12,500             427
Colruyt SA (N)                                          2,333             318
Compagnie Maritime Belge SA (N)                           900              28
Cumerio (N)                                               100               2
Delhaize Group (N)                                        800              48
Dexia (N)                                               3,300              73
Electrabel (N)                                            107              47
Euronav NV (N)                                            600              17
Fortis                                                 28,520             792
KBC Groep NV                                            1,400             111
Mobistar SA                                             4,100             343
Solvay SA                                                 500              51
Umicore (N)                                               100               8
                                                                 ------------
                                                                        2,265
                                                                 ------------

Brazil - 0.4%
Cia Vale do Rio Doce Class A                           10,100             296
Petroleo Brasileiro SA - ADR (N)                        8,620             449
Telecomunicacoes Brasileiras SA - ADR (N)              11,000             336
                                                                 ------------
                                                                        1,081
                                                                 ------------

Canada - 1.9%
Canadian National Railway Co.                           8,800             508
Canadian Pacific Railway, Ltd.                         16,600             574
EnCana Corp.                                           14,100             556
Petro-Canada                                           23,500           1,530
Research In Motion, Ltd. (AE)                           7,700             568
RONA, Inc. (AE)                                        17,100             344
SNC-Lavalin Group, Inc.                                 9,500             532
Talisman Energy, Inc.                                  10,700             401
                                                                 ------------
                                                                        5,013
                                                                 ------------

                                                               Non-U.S. Fund  23

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China - 0.0%
Foxconn International Holdings, Ltd.                   24,000              18
                                                                 ------------
Denmark - 0.4%
AP Moller - Maersk A/S Class B                              1              10
Danske Bank A/S                                        20,990             631
East Asiatic Co., Ltd. A/S (N)                            600              42
Novo-Nordisk A/S Class B                                5,434             277
TDC A/S                                                 1,500              64
                                                                 ------------
                                                                        1,024
                                                                 ------------

Finland - 1.7%
Cargotec Corp. Class E (AE)                               200               6
Fortum OYJ                                             29,400             471
Kone OYJ Class B (AE)                                     200              12
M-real OYJ Class S                                     72,200             391
Neste Oil OYJ (AE)                                      7,200             187
Nokia OYJ                                              80,400           1,348
Nokia OYJ - ADR                                        86,698           1,443
Nokian Renkaat OYJ                                      2,000              36
Orion OYJ Class B (N)                                   2,300              44
Sampo OYJ                                               4,800              75
Stora Enso OYJ Class R (AE)                               300               4
UPM-Kymmene OYJ                                        19,109             367
                                                                 ------------
                                                                        4,384
                                                                 ------------

France - 8.4%
Assurances Generales de France                          1,000              82
Axa SA                                                 52,620           1,316
BNP Paribas (N)                                        30,704           2,107
Carrefour SA                                           25,620           1,243
Christian Dior SA                                       3,300             256
Cie de Saint-Gobain (N)                                 3,600             200
Cie Generale d'Optique Essilor International SA        12,106             828
CNP Assurances (N)                                      7,210             461
Compagnie Generale des Etablissements Michelin
   Class B (N)                                          4,700             286
Credit Agricole SA (N)                                 22,530             571
Dassault Systemes SA                                   17,120             830
Eiffage (N)                                               249              22
France Telecom SA (N)                                  42,152           1,232
Groupe Danone                                           1,673             147
Lafarge SA (N)                                            312              28
Lagardere SCA (N)                                       2,400             178
LVMH Moet Hennessy Louis Vuitton SA (AE)                3,328             257
Pernod-Ricard (N)                                       6,339           1,013
Peugeot SA (N)                                          6,000             356
Publicis Groupe                                         8,719             258
Renault SA                                                800              71
Sanofi-Aventis                                          8,367             687

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Schneider Electric SA (N)                               4,850             366
Societe BIC SA                                          1,200              72
Societe Generale (N)                                    8,000             815
Sodexho Alliance SA (N)                                 4,800             149
Suez SA                                                 4,200             114
Thomson (N)                                             9,800             235
Total SA (N)                                           11,416           2,684
Total SA - ADR (N)                                      6,516             761
Unibail                                                 5,104             655
Valeo SA (N)                                           13,830             621
Vallourec (N)                                             500             144
Vinci SA (N)                                            2,100             175
Vivendi Universal SA (N)                               81,154           2,559
Zodiac SA (N)                                           1,500              81
                                                                 ------------
                                                                       21,860
                                                                 ------------

Germany - 6.0%
Adidas-Salomon AG                                       5,320             892
Allianz AG                                              8,830           1,015
AMB Generali Holding AG                                   300              24
BASF AG                                                 1,200              80
Bayer AG                                                2,000              67
Bayerische Hypo-und Vereinsbank
   AG (AE)                                             31,709             825
Celesio AG                                              2,600             204
Commerzbank AG                                          3,300              72
Continental AG                                          9,800             707
DaimlerChrysler AG                                      3,600             146
Deutsche Bank AG (N)                                    8,269             648
Deutsche Boerse AG (N)                                 10,747             842
Deutsche Lufthansa AG                                  34,557             425
Deutsche Post AG                                       32,140             751
Deutsche Postbank AG (N)                                7,595             374
Deutsche Telekom AG                                    46,000             852
E.ON AG                                                24,269           2,164
Fresenius Medical Care AG (N)                           2,200             188
Hannover Rueckversicherung AG (N)                       5,300             200
Heidelberger Druckmaschinen (AE)(N)                     8,300             243
Infineon Technologies AG (AE)(N)                       43,200             404
KarstadtQuelle AG (AE)(N)                               9,989             133
Lanxess AG (AE)                                           200               4
MAN AG (N)                                              6,900             287
Medion AG (N)                                           6,300             107
Merck KGaA                                             16,157           1,288
Metro AG (N)                                            1,700              84
MLP AG (N)                                                600              11
Muenchener Rueckversicherungs AG                        1,940             207
SAP AG                                                  8,498           1,481

 24  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Siemens AG                                                200              15
ThyssenKrupp AG                                         3,000              52
TUI AG (N)                                              9,700             240
Volkswagen AG                                          16,300             746
                                                                 ------------
                                                                       15,778
                                                                 ------------

Greece - 0.6%
EFG Eurobank Ergasias SA                               32,020             986
OPAP SA                                                18,050             520
                                                                 ------------
                                                                        1,506
                                                                 ------------

Hong Kong - 1.5%
Bank of East Asia, Ltd.                               143,891             425
BOC Hong Kong Holdings, Ltd. (N)                        7,000              13
Cathay Pacific Airways, Ltd.                           10,000              18
Cheung Kong Holdings, Ltd.                             15,000             146
China Mobile Hong Kong, Ltd.                           72,900             271
Citic Pacific, Ltd.                                    19,000              56
CLP Holdings, Ltd.                                     12,500              72
Esprit Holdings, Ltd.                                 183,000           1,325
Hang Seng Bank, Ltd.                                      800              11
Henderson Land Development Co., Ltd. (N)                3,000              14
Hong Kong Electric Holdings                             2,000               9
Hopewell Holdings                                      18,000              46
Hutchison Telecommunications International, Ltd.
   (N)                                                  8,000               8
Hutchison Whampoa, Ltd.                                32,000             289
Kerry Properties, Ltd.                                 16,500              37
Li & Fung, Ltd.                                       102,000             212
MTR Corp.                                               4,500               9
New World Development, Ltd.                            35,000              43
Orient Overseas International, Ltd.                     8,800              39
PCCW, Ltd.                                             57,000              36
Shangri-La Asia, Ltd. (N)                               2,000               3
Sino Land Co. (N)                                      30,000              32
Sun Hung Kai Properties, Ltd.                           5,000              49
Swire Pacific, Ltd.                                    31,000             274
Techtronic Industries Co. (N)                          65,500             165
Television Broadcasts, Ltd.                            18,000             102
Wharf Holdings, Ltd.                                   37,000             130
                                                                 ------------
                                                                        3,834
                                                                 ------------

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR (N)               1,750              36
                                                                 ------------

Ireland - 0.8%
Bank of Ireland PLC                                    54,088             872
CRH PLC                                                24,200             638
Ryanair Holdings PLC - ADR (AE)                        12,105             543
                                                                 ------------
                                                                        2,053
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Italy - 3.5%
Arnoldo Mondadori Editore SpA (N)                       6,200              59
Autostrade SpA (N)                                     20,700             550
Banca Intesa SpA (N)                                   83,803             384
Banche Popolari Unite SCRL (N)                          6,883             136
Banco Popolare di Verona e Novara SCRL (N)             43,530             742
Benetton Group SpA (N)                                 35,845             331
CIR-Compagnie Industriali Riunite SpA                  18,700              52
Enel SpA (N)                                            8,000              70
ENI SpA (N)                                           137,643           3,549
Finmeccanica SpA                                      423,850             396
Fondiaria-Sai SpA (N)                                   7,600             206
Hera SpA (N)                                           29,000              81
Italcementi SpA (N)                                     9,300             145
Lottomatica SpA                                         5,700             186
Mediaset SpA (N)                                        9,100             107
Milano Assicurazioni SpA                               33,900             211
Parmalat Finanziaria SpA (AE)(N)                       12,500               2
Snam Rete Gas SpA                                      51,400             275
Telecom Italia Media SpA (AE)(N)                       89,100              43
Telecom Italia SpA                                    164,349             427
Telecom Italia SpA (N)                                 61,500             192
UniCredito Italiano SpA (N)                           164,230             868
                                                                 ------------
                                                                        9,012
                                                                 ------------

Japan - 18.0%
77 Bank, Ltd. (The)                                    68,300             421
Acom Co., Ltd.                                            430              28
Aderans Co., Ltd.                                         300               7
Aeon Co., Ltd.                                         35,900             547
Aiful Corp.                                               450              34
Aioi Insurance Co., Ltd.                               15,000              77
Aisin Seiki Co., Ltd.                                  10,800             234
Alps Electric Co., Ltd.                                19,900             305
Amano Corp.                                             2,000              24
Aoyama Trading Co., Ltd.                                  200               5
Arrk Corp.                                              3,600             173
Aruze Corp.                                             3,700              78
Asahi Breweries, Ltd. (N)                               4,500              54
Asahi Glass Co., Ltd. (N)                              43,000             452
Asahi Kasei Corp.                                       9,000              43
Astellas Pharma, Inc.                                   9,300             318

                                                               Non-U.S. Fund  25

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Autobacs Seven Co., Ltd. (N)                              600              20
Bandai Visual Co., Ltd.                                    25              85
Bank of Yokohama, Ltd. (The)                            6,000              35
Bosch Automotive Systems Corp.                          2,000              11
Bridgestone Corp. (N)                                  17,000             327
BSL Corp. (N)                                          29,000              65
Canon, Inc. (N)                                        27,500           1,448
Central Glass Co., Ltd.                                 1,000               6
Chiba Bank, Ltd. (The)                                  6,000              40
Chiyoda Corp.                                           1,000              12
Chubu Electric Power Co., Inc. (N)                      5,300             127
Citizen Watch Co., Ltd. (N)                             4,600              42
Cosmo Oil Co., Ltd.                                    17,000              72
Credit Saison Co., Ltd.                                18,900             629
CSK Corp. (N)                                             300              12
Dai Nippon Printing Co., Ltd.                           5,000              81
Daihatsu Motor Co., Ltd.                                5,000              43
Daiichi Pharmaceutical Co., Ltd.                          400               9
Daikin Industries, Ltd.                                 7,700             193
Daimaru, Inc.                                           6,000              53
Dainippon Ink and Chemicals, Inc.                       2,000               6
Dainippon Pharmaceutical Co., Ltd.                      1,000               9
Dainippon Screen Manufacturing Co., Ltd. (N)           22,000             148
Daiwa House Industry Co., Ltd.                          5,000              57
Daiwa Securities Group, Inc.                           43,000             266
Denki Kagaku Kogyo Kabushiki Kaisha                     2,000               7
Dentsu, Inc.                                              120             296
Don Quijote Co., Ltd. (N)                               3,300             180
East Japan Railway Co.                                     84             432
Eisai Co., Ltd.                                        17,800             599
Fast Retailing Co., Ltd.                                3,700             192
Frontier Real Estate Investment
   Corp. (o)                                               14              92
Fuji Electric Holdings Co., Ltd.                        4,000              12
Fuji Heavy Industries, Ltd. (N)                       102,900             429
Fuji Photo Film Co., Ltd.                              16,600             534
Fujitsu, Ltd.                                          51,000             268
Funai Electric Co., Ltd.                                3,800             390
Hachijuni Bank, Ltd. (The)                              2,000              13
Hankyu Department Stores (N)                            2,000              13
Hirose Electric Co., Ltd.                                 800              88
HIS Co., Ltd.                                           4,100              89
Hitachi Cable, Ltd.                                     2,000               9
Hitachi Chemical Co., Ltd.                              2,900              53
Hitachi Kokusai Electric, Inc.                         11,000              97
Hitachi, Ltd.                                          22,000             134
Hokkaido Electric Power Co., Inc.                       1,300              27
Hokuhoku Financial Group, Inc.                         70,000             215
Honda Motor Co., Ltd.                                  13,100             646
Hoya Corp.                                              3,500             404
Isuzu Motors, Ltd. (N)                                  6,000              16
Ito-Yokado Co., Ltd.                                    4,500             149

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Itochu Corp.                                           16,000              81
Japan Logistics Fund, Inc. (AE)(o)                         21             136
Japan Radio Co., Ltd. (AE)(N)                          12,000              50
Japan Tobacco, Inc.                                        78           1,041
JFE Holdings, Inc. (N)                                  4,000              99
JS Group Corp.                                         18,400             312
JSR Corp.                                               5,500             116
Kadokawa Holdings, Inc. (N)                             5,300             185
Kamigumi Co., Ltd.                                     16,000             123
Kaneka Corp. (N)                                       14,000             157
Kansai Electric Power Co., Inc. (The)                   9,300             187
Kao Corp.                                              26,000             613
Kawasaki Heavy Industries, Ltd. (N)                    21,000              40
Kawasaki Kisen Kaisha, Ltd. (N)                        10,000              59
KDDI Corp.                                                124             574
Keihin Corp.                                            1,400              23
Keio Electric Railway Co., Ltd.                        14,000              76
Keyence Corp.                                           3,300             740
Kirin Brewery Co., Ltd.                                 1,000              10
Kobe Steel, Ltd. (N)                                   24,000              45
Koei Co., Ltd.                                          3,700              84
Komatsu, Ltd.                                          12,000              93
Konica Minolta Holdings, Inc.                          13,500             126
Kose Corp. (AE)(N)                                      1,200              41
Kubota Corp.                                           15,000              82
Kuraray Co., Ltd.                                      33,100             314
Kyocera Corp.                                           1,100              84
Kyowa Hakko Kogyo Co., Ltd.                             6,000              39
Kyushu Electric Power Co., Inc.                         3,300              72
Lawson, Inc.                                            4,000             140
Livedoor Co., Ltd. (AE)(N)                             38,021             136
Mabuchi Motor Co., Ltd. (N)                             8,700             501
Makita Corp. (N)                                        3,000              59
Mars Engineering Corp.                                  2,100              53
Marubeni Corp.                                         27,000              93
Matsumotokiyoshi Co., Ltd.                              9,100             248
Matsushita Electric Industrial Co., Ltd.               57,000             865
Matsushita Electric Works, Ltd.                         5,000              42
Meiji Dairies Corp. (N)                                 3,000              17
Meitec Corp.                                            2,800              86
Millea Holdings, Inc.                                       8             107
Minebea Co., Ltd.                                      93,000             376
Mitsubishi Chemical Corp.                              29,000              85
Mitsubishi Corp.                                        6,300              86
Mitsubishi Electric Corp.                              22,000             117
Mitsubishi Estate Co., Ltd. (N)                         3,000              33
Mitsubishi Gas Chemical Co., Inc.                       5,000              26

 26  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsubishi Heavy Industries, Ltd.                      15,000              39
Mitsubishi Rayon Co., Ltd. (N)                         46,000             191
Mitsubishi Tokyo Financial Group, Inc. (N)                185           1,570
Mitsui & Co., Ltd.                                     40,000             379
Mitsui Chemicals, Inc.                                  1,000               6
Mitsui Fudosan Co., Ltd.                               27,000             303
Mitsui OSK Lines, Ltd. (N)                             15,000              93
Mitsui Sumitomo Insurance Co., Ltd.                     3,000              27
Mitsui Trust Holdings, Inc.                             6,000              62
Mizuho Financial Group, Inc.                              184             833
Murata Manufacturing Co., Ltd.                          7,000             357
NEC Corp.                                              24,000             130
NET One Systems Co., Ltd. (N)                              54             139
Netprice, Ltd. (AE)                                        13              72
Nichirei Corp.                                          1,000               4
Nidec Corp. (N)                                         1,300             138
Nikko Cordial Corp.                                    14,000              62
Nintendo Co., Ltd.                                        500              52
Nippon Electric Glass Co., Ltd. (N)                    52,000             786
Nippon Express Co., Ltd.                              179,600             781
Nippon Kayaku Co., Ltd.                                 1,000               6
Nippon Light Metal Co., Ltd. (N)                        5,000              12
Nippon Meat Packers, Inc.                               1,000              12
Nippon Mining Holdings, Inc.                           14,000              79
Nippon Oil Corp.                                       35,000             238
Nippon Steel Corp. (N)                                111,000             258
Nippon Telegraph & Telephone Corp.                        132             565
Nippon Yusen Kabushiki Kaisha                          19,000             109
Nishi-Nippon City Bank, Ltd. (The)                     43,000             188
Nissan Motor Co., Ltd. (N)                             14,100             140
Nissen Co., Ltd. (N)                                    2,300              28
Nissha Printing Co., Ltd.                               4,000              69
Nisshin Seifun Group, Inc.                              1,000              10
Nisshin Steel Co., Ltd.                                26,000              65
Nisshinbo Industries, Inc.                              2,000              16
Nitto Denko Corp.                                       7,900             453
NOK Corp. (N)                                           4,200             117
Nomura Holdings, Inc.                                  11,500             138
NSK, Ltd.                                               7,000              36
NTN Corp. (AE)                                          1,000               5
NTT DoCoMo, Inc.                                           35              52
NTT Urban Development Corp.                                24              98
Obayashi Corp.                                          5,000              27
OJI Paper Co., Ltd.                                     6,000              31
Olympus Corp.                                           1,000              19
OMC Card, Inc.                                          4,000              48
ORIX Corp.                                              7,500           1,125
Osaka Gas Co., Ltd.                                     2,000               6
Parco Co., Ltd.                                        12,000              87
Promise Co., Ltd.                                         350              22
Rengo Co., Ltd. (N)                                     2,000              11
Renown D'urban Holdings, Inc. (AE)                      4,100              38
Resona Holdings, Inc. (AE)                             14,000              26

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rinnai Corp.                                           18,000             444
Rohm Co., Ltd.                                          5,800             560
Sanken Electric Co., Ltd. (N)                          11,000             143
Sankyo Co., Ltd. (N)                                    6,000             150
Sapporo Hokuyo Holdings, Inc.                               2              15
Sega Sammy Holdings, Inc.                               5,300             325
Sekisui House, Ltd. (N)                                43,800             443
Senshukai Co., Ltd.                                     3,000              26
SFCG Co., Ltd. (N)                                        890             208
Shin-Etsu Chemical Co., Ltd.                           15,500             588
Shinko Electric Industries Co., Ltd.                      900              35
Shionogi & Co., Ltd. (N)                                6,000              77
Showa Denko KK                                         10,000              24
Showa Shell Sekiyu KK (N)                               2,500              25
Skylark Co., Ltd. (N)                                  27,600             420
SMC Corp.                                               1,400             153
Softbank Corp. (N)                                      6,800             267
Sohgo Security Services Co., Ltd. (N)                  15,098             200
Sompo Japan Insurance, Inc.                             8,000              81
Sony Corp.                                              4,300             148
Stanley Electric Co., Ltd.                             11,500             187
STB Leasing Co., Ltd.                                   3,300              55
Sumisho Lease Co., Ltd.                                 6,000             209
Sumitomo Bakelite Co., Ltd.                            51,800             335
Sumitomo Chemical Co., Ltd.                            88,200             406
Sumitomo Corp. (N)                                     19,000             152
Sumitomo Electric Industries, Ltd.                     20,000             205
Sumitomo Forestry Co., Ltd.                            16,000             155
Sumitomo Heavy Industries, Ltd. (N)                    19,000              91
Sumitomo Metal Industries, Ltd.                        10,000              17
Sumitomo Mitsui Financial Group, Inc. (N)                 263           1,778
Sumitomo Osaka Cement Co., Ltd.                        48,000             128
Sumitomo Rubber Industries, Inc. (N)                   12,000             122
Sumitomo Trust & Banking Co., Ltd. (The)                6,000              37
Suzuki Motor Corp.                                        800              13
T&D Holdings, Inc.                                      8,900             419
Taiheiyo Cement Corp.                                  16,000              43
Takeda Pharmaceutical Co., Ltd.                        19,500             967
Takefuji Corp.                                         11,980             810
Tanabe Seiyaku Co., Ltd.                                1,000              10
TDK Corp.                                               3,300             225
Teijin, Ltd.                                           10,000              46
Telewave, Inc.                                             17              84
Terumo Corp.                                              400              12
Tobu Railway Co., Ltd.                                  1,000               4
Toda Corp.                                              4,000              17

                                                               Non-U.S. Fund  27

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                         2,100              45
Tokai Rika Co., Ltd.                                    2,700              44
Tokyo Broadcasting System, Inc.                         1,100              18
Tokyo Electric Power Co., Inc. (The)                   11,100             265
Tokyo Gas Co., Ltd. (N)                                10,000              37
Tokyo Tomin Bank, Ltd. (The)                            3,800              91
Toppan Printing Co., Ltd.                               4,000              42
Toshiba Corp. (N)                                      30,000             120
Tosoh Corp.                                             7,000              29
Toyo Seikan Kaisha, Ltd.                                3,000              47
Toyobo Co., Ltd.                                       22,000              51
Toyoda Gosei Co., Ltd. (N)                             22,600             364
Toyota Motor Corp.                                     65,400           2,341
Toyota Tsusho Corp.                                     1,000              16
UFJ Holdings, Inc. (AE)                                    16              83
Uniden Corp. (N)                                        6,000              95
UNY Co., Ltd.                                           2,000              23
USS Co., Ltd.                                           1,590             101
Vodafone KK                                                 2               4
West Japan Railway Co.                                     16              55
World Co., Ltd.                                           400              14
Xebio Co., Ltd.                                         2,400              72
Yahoo! Japan Corp.                                        101             212
Yamaha Corp.                                              800              12
Yamaha Motor Co., Ltd. (N)                             17,300             317
Yamato Transport Co., Ltd. (N)                         49,000             680
Yokogawa Electric Corp. (N)                             8,200             101
Yokohama Rubber Co., Ltd. (The)                         1,000               4
York-Benimaru Co., Ltd.                                 1,200              33
                                                                 ------------
                                                                       46,985
                                                                 ------------
Luxembourg - 0.3%
Arcelor (N)                                               400               8
SES Global                                             59,631             890
                                                                 ------------
                                                                          898
                                                                 ------------

Mexico - 0.8%
Coca-Cola Femsa SA de CV - ADR (N)                     16,300             435
Grupo Televisa SA - ADR                                18,600           1,155
Telefonos de Mexico SA de CV - ADR                     23,900             452
                                                                 ------------
                                                                        2,042
                                                                 ------------

Netherlands - 4.9%
ABN AMRO Holding NV                                    32,066             790
Aegon NV (N)                                           46,942             608
Akzo Nobel NV                                           1,100              43
Buhrmann NV                                            20,200             200
CSM Class A                                             2,800              87
DSM NV                                                  2,700             185
European Aeronautic Defense and Space Co. (N)          34,350           1,095
Heineken NV (N)                                        20,268             626

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hunter Douglas NV (N)                                     700              35
ING Groep NV                                           38,620           1,092
Koninklijke Ahold NV (AE)                             214,678           1,766
Koninklijke Philips Electronics NV                     58,910           1,489
OCE NV                                                  1,700              25
Rodamco Europe NV                                       4,400             361
Royal Dutch Petroleum Co.                              21,220           1,387
Royal KPN NV (AE)                                       8,700              73
Royal Numico NV (AE)                                   42,522           1,702
Royal P&O Nedlloyd NV                                     600              41
TNT NV                                                  2,500              63
TomTom NV (AE)                                         14,244             313
VNU NV                                                  4,620             129
Wolters Kluwer NV                                      28,991             555
                                                                 ------------
                                                                       12,665
                                                                 ------------

New Zealand - 0.1%
Carter Holt Harvey, Ltd.                              119,612             190
Sky City Entertainment Group, Ltd.                      6,600              20
Telecom Corp. of New Zealand, Ltd. (N)                 17,660              74
                                                                 ------------
                                                                          284
                                                                 ------------

Norway - 0.3%
DNB NOR ASA (N)                                        55,792             583
Statoil ASA (N)                                        15,400             314
                                                                 ------------
                                                                          897
                                                                 ------------

Portugal - 0.2%
Energias de Portugal SA                               189,840             478
                                                                 ------------

Singapore - 0.9%
Capitacommercial Trust (o)                             49,000              44
CapitaLand, Ltd. (N)                                   56,200              79
City Developments, Ltd.                                11,000              49
ComfortDelgro Corp., Ltd.                               6,000               6
Creative Technology, Ltd. (N)                           1,250               8
DBS Group Holdings, Ltd.                               99,310             842
Fraser and Neave, Ltd.                                  3,000              28
Hyflux, Ltd.                                           15,000              38
Jardine Cycle & Carriage, Ltd.                          6,000              47
Keppel Corp., Ltd.                                     48,000             356
Keppel Land, Ltd.                                      11,000              16
MobileOne, Ltd.                                        47,000              61
NatSteel, Ltd.                                         10,000              13
Neptune Orient Lines, Ltd.                             20,000              45
Oversea-Chinese Banking Corp. (N)                       3,000              21

 28  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Parkway Holdings, Ltd.                                 74,000              83
SembCorp Industries, Ltd.                               1,880               3
SembCorp Logistics, Ltd.                               12,000              12
SembCorp Marine, Ltd.                                   3,000               5
Singapore Airlines, Ltd.                                4,000              27
Singapore Technologies Engineering, Ltd. (AE)           4,000               6
Singapore Telecommunications, Ltd.                     23,790              39
SMRT Corp., Ltd.                                        3,000               2
United Overseas Bank, Ltd.                             61,200             515
United Overseas Land, Ltd.                              6,120               8
Venture Corp., Ltd.                                     8,000              76
                                                                 ------------
                                                                        2,429
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                    28,083             314
                                                                 ------------

South Korea - 0.8%
Korea Electric Power Corp. - ADR (N)                   20,910             328
KT Corp. - ADR (N)                                     16,800             361
LG.Philips LCD Co., Ltd. (AE)                          27,970           1,300
                                                                 ------------
                                                                        1,989
                                                                 ------------

Spain - 3.4%
Acerinox SA                                             3,900              53
ACS Actividades Cons y Serv (N)                        20,713             580
Altadis SA (N)                                         37,400           1,569
Amadeus Global Travel Distribution SA Class A
   (AE)                                                   800               7
Antena 3 de Television SA (N)                           7,600             152
Banco Bilbao Vizcaya Argentaria SA                     56,312             870
Banco de Sabadell SA (N)                                9,500             246
Banco Popular Espanol SA (N)                           55,500             671
Banco Santander Central Hispano SA (N)                 14,800             172
Bankinter SA (N)                                        2,400             123
Cia de Distribucion Integral Logista SA (N)               900              46
Corp Mapfre SA                                         16,330             244
Ebro Puleva SA (N)                                     11,800             210
Endesa SA (N)                                          42,302             994
Fomento de Construcciones y Contratas SA (N)            1,200              68
Gestevision Telecinco SA (N)                           11,500             269
Iberia Lineas Aereas de Espana (N)                     12,400              36
Indra Sistemas SA (N)                                  16,500             327
Repsol YPF SA (N)                                       7,500             192
Repsol YPF SA - ADR                                    23,339             586
Sociedad General de Aguas de Barcelona SA Class
   A (N)                                                1,200              26
Telefonica SA                                          76,424           1,252
Union Fenosa SA (N)                                     4,400             134
                                                                 ------------
                                                                        8,827
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Sweden - 2.6%
Atlas Copco AB Class A (N)                              2,100              33
Axfood AB                                                 700              18
Elekta AB Class B (AE)                                  1,300              54
Gambro AB Class A (N)                                   2,400              32
Hennes & Mauritz AB Class B                            23,939             843
Lundin Petroleum AB (AE)                                6,000              51
Nordea Bank AB (N)                                     19,500             177
OMX AB (AE)(N)                                          2,400              27
Sandvik AB                                              1,800              67
Securitas AB Class B (AE)                              13,035             218
Skandia Forsakrings AB (N)                            118,768             652
Skandinaviska Enskilda Banken AB Class A (N)            5,800              97
Skanska AB Class B                                      5,100              63
Svenska Cellulosa AB Class B                           20,280             649
Svenska Handelsbanken Class A (N)                      24,293             496
Swedish Match AB (N)                                    3,500              40
Tele2 AB Class B (N)                                    3,600              34
Telefonaktiebolaget LM Ericsson Class B               964,658           3,100
TeliaSonera AB                                          9,500              45
Volvo AB
   Class A                                              1,500              59
   Class B                                              1,200              49
                                                                 ------------
                                                                        6,804
                                                                 ------------

Switzerland - 7.3%
ABB, Ltd. (AE)                                         84,845             556
Ciba Specialty Chemicals AG                            11,438             667
Clariant AG                                            16,420             218
Compagnie Financiere Richemont AG Class A (AE)         20,464             688
Credit Suisse Group (N)                                43,445           1,714
Georg Fischer AG (AE)                                     319              98
Givaudan (AE)(N)                                          361             210
Kuehne & Nagel International AG                         2,384             506
Kuoni Reisen Holding (AE)                                 100              41
Lonza Group AG (N)                                      3,770             209
Nestle SA (N)                                           7,494           1,918
Nobel Biocare Holding AG                                  200              41
Novartis AG                                            56,683           2,700
PubliGroupe SA                                             77              21
Rieter Holding AG                                         311              86
Roche Holding AG                                       24,175           3,060
Schindler Holding AG                                      100              36
Sulzer AG                                                 336             139

                                                               Non-U.S. Fund  29

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swatch Group AG                                        26,484             757
Swatch Group AG Class B                                 2,260             317
Swiss Reinsurance (N)                                  10,610             652
Swisscom AG                                               360             117
Synthes, Inc.                                           3,949             434
UBS AG (N)                                             39,355           3,071
Valora Holding AG (AE)                                    119              27
Zurich Financial Services AG (AE)                       4,990             860
                                                                 ------------
                                                                       19,143
                                                                 ------------

Taiwan - 1.7%
AU Optronics Corp. - ADR                              112,000           1,897
Chi Mei Optoelectronics Corp. - GDR (p)                90,100           1,405
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                 85,470             780
United Microelectronics Corp. - ADR (AE)(N)            89,354             367
                                                                 ------------
                                                                        4,449
                                                                 ------------

United Kingdom - 18.1%
3i Group PLC                                           74,580             906
Alliance & Leicester PLC                                4,000              63
Alliance Unichem PLC                                   12,900             196
Anglo American PLC                                     30,227             709
Arriva PLC                                              7,000              68
Associated British Foods PLC                           10,900             161
AstraZeneca PLC                                        33,594           1,392
Aviva PLC                                              60,400             673
AWG PLC                                                 1,700              29
BAA PLC                                                34,900             388
BAE Systems PLC                                       220,877           1,136
Barclays PLC                                          160,734           1,600
Barratt Developments PLC                               10,000             128
Berkeley Group Holdings PLC                               500               8
BG Group PLC                                          111,400             916
BHP Billiton PLC                                       44,200             564
BOC Group PLC                                          19,881             358
Boots Group PLC                                        56,125             612
BP PLC                                                381,200           3,968
Bradford & Bingley PLC (N)                             22,500             132
Brambles Industries PLC                                32,100             176
Britannic Group PLC                                     5,500              50
British Airways PLC (AE)                               51,710             244
British American Tobacco PLC                           20,300             391
British Land Co. PLC                                   45,600             716
BT Group PLC                                          338,128           1,393
Bunzl PLC                                               7,445              70
Cable & Wireless PLC                                   42,000             112
Capita Group PLC                                      176,980           1,167
Carnival PLC                                           16,770             952
Carphone Warehouse Group PLC                          216,282             714
Centrica PLC                                          146,560             609

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Compass Group PLC                                       7,300              31
Corus Group PLC (AE)                                  113,308              85
Davis Service Group PLC                                   500               4
Diageo PLC                                             44,994             663
EMI Group PLC                                         293,934           1,338
Filtrona PLC (AE)                                       8,772              38
Firstgroup PLC                                          1,000               6
FKI PLC                                                 1,000               2
Gallaher Group PLC                                      1,000              15
GKN PLC                                               123,290             570
GlaxoSmithKline PLC                                   123,445           2,988
HBOS PLC                                               26,900             415
HMV Group PLC                                          29,200             124
HSBC Holdings PLC                                     149,300           2,381
HSBC Holdings PLC (N)                                   6,232             100
Imperial Chemical Industries PLC                       37,200             169
Imperial Tobacco Group PLC                             19,869             535
Inchcape PLC                                            4,600             170
ITV PLC                                                 9,000              20
J Sainsbury PLC                                        79,991             409
Kelda Group PLC                                         2,900              36
Kesa Electricals PLC                                   86,481             433
Land Securities Group PLC                               2,300              57
Legal & General Group PLC                               7,500              15
Lloyds TSB Group PLC                                   47,100             399
Man Group PLC                                             900              23
Marconi Corp. PLC (AE)                                    500               3
Marks & Spencer Group PLC                              70,300             454
Mitchells & Butlers PLC                                28,758             172
Northern Foods PLC                                     46,900             133
O2 PLC                                                  7,800              19
Old Mutual PLC                                         77,500             169
Pennon Group PLC                                        3,100              58
Pilkington PLC                                          8,500              18
Prudential PLC                                         54,266             483
Reckitt Benckiser PLC                                  15,595             460
Reed Elsevier PLC                                       4,000              38
Reuters Group PLC                                      86,600             613
Rexam PLC                                              27,791             240
Rio Tinto PLC                                          19,032             582
Rolls-Royce Group PLC (AE)                             35,647             183
Royal & Sun Alliance Insurance Group PLC               51,400              77
Royal Bank of Scotland Group PLC                       50,969           1,540
SABMiller PLC                                           3,100              48
Scottish & Newcastle PLC                                1,800              15
Scottish & Southern Energy PLC                         31,200             566
Scottish Power PLC                                     13,500             120

 30  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shell Transport & Trading Co. PLC                     253,300           2,463
Shire Pharmaceuticals PLC                              14,100             155
Somerfield PLC                                         30,000             103
SSL International PLC                                   2,000              10
Stagecoach Group PLC                                   30,795              65
Standard Chartered PLC                                 90,914           1,662
Tate & Lyle PLC                                        20,800             178
Tesco PLC                                              97,800             559
Trinity Mirror PLC                                      9,100             101
Unilever PLC                                           78,850             761
United Business Media PLC                               9,850              87
United Utilities PLC                                   42,200             281
Vodafone Group PLC                                  1,268,079           3,090
Wimpey George PLC                                       5,900              46
Wolseley PLC                                            2,000              42
Yell Group PLC                                         16,500             126
                                                                 ------------
                                                                       47,347
                                                                 ------------
TOTAL COMMON STOCKS
(cost $194,506)                                                       231,999
                                                                 ------------

PREFERRED STOCKS - 0.4%
Germany - 0.3%
Fresenius AG                                            5,800             665
Fresenius Medical Care AG                               1,100              77
Henkel KGaA (AE)                                        2,000             179
Invesco Perpetual UK Smaller Companies
   Investment Trust
   PLC (AE)                                             1,900              33
                                                                 ------------
                                                                          954
                                                                 ------------
Italy - 0.1%
Unipol SpA (N)                                         73,700             213
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $898)                                                             1,167
                                                                 ------------
                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
Switzerland - 0.0%
Swiss Market Index Futures
   Sep 2005 6,271.27 (EUR) Call (17)                      832              67
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $67)                                                                 67
                                                                 ------------
WARRANTS & RIGHTS - 0.0%
Hong Kong - 0.0%
Kingboard Chemical Holdings, Ltd.

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   2006 Warrants (AE)                                   1,000               1
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $0)                                                                   1
                                                                 ------------

SHORT-TERM INVESTMENTS - 9.4%
United States - 9.4%
Frank Russell Investment Company Money Market
   Fund                                            21,248,000          21,248
United States Treasury Bills (z)(sec.)
   2.710% due 07/14/05 (c)                              2,000           1,998
   2.995% due 09/15/05                                  1,200           1,190
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $24,439)                                                         24,436
                                                                 ------------

OTHER SECURITIES - 16.1%
State Street Securities Lending Quality Trust
   (X)                                             41,989,019          41,989
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $41,989)                                                         41,989
                                                                 ------------

TOTAL INVESTMENTS - 114.8%
(identified cost $261,899)                                            299,659

OTHER ASSETS AND LIABILITIES,
NET - (14.8%)                                                         (38,538)
                                                                 ------------

NET ASSETS - 100.0%                                                   261,121
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  31

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 07/05 (54)                               5,027                 80

CAC-40 Index (France)
   expiration date 07/05 (60)                               3,077                 26
   expiration date 09/05 (33)                               1,698                 19

DAX Index (Germany)
   expiration date 09/05 (21)                               2,938                 14

EUR STOXX 50 Index (EMU)
   expiration date 09/05 (83)                               3,213                 38

FTSE-100 Index (UK)
   expiration date 09/05 (41)                               3,764                 44

IBEX Plus Indes (Spain)
   expiration date 07/05 (1)                                  118                  2

OMX S30 Index Future (Sweden)
   expiration date 07/05 (205)                              2,159                 17

TOPIX Index (Japan)
   expiration date 09/05 (42)                               4,452                110

Short Positions
Hang Seng Index (Hong Kong)
   expiration date 07/05 (4)                                  366                 --

MIB-30 (Italy)
   expiration date 09/05 (6)                                1,177                  2

SPI 200 Index (Australia)
   expiration date 09/05 (29)                               2,361                 (5)

TOPIX Index (Japan)
   expiration date 09/05 (8)                                  848                (20)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        327
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Switzerland
Swiss Market Index Futures
   Sep 2005 6,271.27 (EUR) Put (17)                           832                (67)
                                                                     ---------------
Total Liability for Options Written (premiums
   received $67)                                                                 (67)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 32  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              28      AUD            37    07/01/05                 --
USD              21      AUD            27    07/01/05                 --
USD             386      AUD           503    09/21/05                 (5)
USD             379      AUD           489    09/21/05                 (9)
USD             379      AUD           489    09/21/05                 (8)
USD             563      AUD           727    09/21/05                (12)
USD             111      CHF           142    07/01/05                 --
USD              41      CHF            53    07/01/05                 --
USD              19      CHF            24    07/01/05                 --
USD             480      CHF           608    09/21/05                 (3)
USD             874      CHF         1,098    09/21/05                (12)
USD           2,314      CHF         2,907    09/21/05                (31)
USD              65      DKK           397    09/21/05                 --
USD              55      DKK           338    09/21/05                 --
USD              38      DKK           231    09/21/05                 --
USD              24      EUR            20    07/01/05                 --
USD             191      EUR           158    07/01/05                 --
USD             175      EUR           144    07/01/05                 --
USD              70      EUR            58    07/01/05                 --
USD           2,386      EUR         1,968    09/21/05                  3
USD           9,739      EUR         7,938    09/21/05               (106)
USD           2,699      EUR         2,200    09/21/05                (28)
USD             429      EUR           350    09/21/05                 (4)
USD           1,213      EUR         1,000    09/21/05                  1
USD              98      GBP            55    07/05/05                 --
USD           1,750      GBP           965    09/21/05                (25)
USD           2,503      GBP         1,372    09/21/05                (51)
USD           4,353      GBP         2,400    09/21/05                (66)
USD             181      GBP           100    09/21/05                 (3)
USD             544      GBP           300    09/21/05                 (8)
USD           1,088      GBP           600    09/21/05                (16)
USD             725      GBP           400    09/21/05                (10)
USD             182      GBP           100    09/21/05                 (3)
USD             137      HKD         1,066    09/21/05                 --
USD             121      HKD           944    09/21/05                 --
USD              51      HKD           399    09/21/05                 --
USD               7      JPY           742    07/01/05                 --
USD               5      JPY           510    07/01/05                 --
USD               3      JPY           309    07/01/05                 --
USD               6      JPY           629    07/01/05                 --
USD               5      JPY           588    07/01/05                 --
USD               5      JPY           516    07/01/05                 --
USD               2      JPY           261    07/01/05                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              15      JPY         1,685    07/01/05                 --
USD              12      JPY         1,282    07/01/05                 --
USD               2      JPY           255    07/01/05                 --
USD               4      JPY           393    07/01/05                 --
USD               7      JPY           779    07/01/05                 --
USD              11      JPY         1,165    07/01/05                 --
USD               5      JPY           564    07/01/05                 --
USD               4      JPY           385    07/01/05                 --
USD               6      JPY           675    07/01/05                 --
USD               3      JPY           337    07/01/05                 --
USD               5      JPY           504    07/01/05                 --
USD               7      JPY           725    07/01/05                 --
USD              11      JPY         1,232    07/01/05                 --
USD               3      JPY           373    07/01/05                 --
USD               1      JPY            68    07/01/05                 --
USD               1      JPY            72    07/01/05                 --
USD              14      JPY         1,517    07/01/05                 --
USD               3      JPY           276    07/01/05                 --
USD               2      JPY           179    07/01/05                 --
USD               2      JPY           256    07/01/05                 --
USD               3      JPY           384    07/01/05                 --
USD              10      JPY         1,120    07/01/05                 --
USD               2      JPY           237    07/01/05                 --
USD               8      JPY           855    07/01/05                 --
USD               5      JPY           538    07/01/05                 --
USD               2      JPY           261    07/01/05                 --
USD               2      JPY           261    07/01/05                 --
USD               3      JPY           295    07/01/05                 --
USD               3      JPY           296    07/01/05                 --
USD               1      JPY           135    07/01/05                 --
USD               2      JPY           272    07/01/05                 --
USD               6      JPY           610    07/01/05                 --
USD               3      JPY           367    07/01/05                 --
USD               4      JPY           473    07/01/05                 --
USD              15      JPY         1,650    07/01/05                 --
USD              12      JPY         1,330    07/01/05                 --
USD               8      JPY           867    07/01/05                 --
USD               2      JPY           251    07/01/05                 --
USD              10      JPY         1,102    07/01/05                 --
USD              10      JPY         1,128    07/01/05                 --
USD               6      JPY           711    07/01/05                 --
USD               3      JPY           322    07/01/05                 --
USD              15      JPY         1,678    07/01/05                 --

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  33

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              11      JPY         1,183    07/01/05                 --
USD               5      JPY           578    07/01/05                 --
USD               2      JPY           233    07/01/05                 --
USD               5      JPY           540    07/01/05                 --
USD               6      JPY           687    07/01/05                 --
USD               4      JPY           459    07/01/05                 --
USD              12      JPY         1,346    07/01/05                 --
USD               2      JPY           272    07/01/05                 --
USD              17      JPY         1,879    07/01/05                 --
USD               2      JPY           258    07/01/05                 --
USD               3      JPY           341    07/01/05                 --
USD               2      JPY           215    07/01/05                 --
USD              14      JPY         1,516    07/01/05                 --
USD               1      JPY           137    07/01/05                 --
USD               3      JPY           358    07/01/05                 --
USD              32      JPY         3,523    07/01/05                 --
USD               7      JPY           811    07/01/05                 --
USD              11      JPY         1,186    07/01/05                 --
USD               3      JPY           338    07/01/05                 --
USD              14      JPY         1,489    07/01/05                 --
USD               4      JPY           459    07/01/05                 --
USD               7      JPY           786    07/01/05                 --
USD              11      JPY         1,263    07/01/05                 --
USD              10      JPY         1,087    07/01/05                 --
USD              13      JPY         1,388    07/01/05                 --
USD               4      JPY           479    07/01/05                 --
USD               4      JPY           392    07/01/05                 --
USD               4      JPY           389    07/01/05                 --
USD               6      JPY           609    07/01/05                 --
USD               6      JPY           684    07/01/05                 --
USD               3      JPY           384    07/01/05                 --
USD               3      JPY           374    07/01/05                 --
USD               4      JPY           477    07/01/05                 --
USD               5      JPY           553    07/01/05                 --
USD               5      JPY           598    07/01/05                 --
USD               7      JPY           767    07/05/05                 --
USD           1,538      JPY       166,304    09/21/05                (27)
USD              52      JPY         5,606    09/21/05                 (1)
USD              34      JPY         3,639    09/21/05                 (1)
USD           5,920      JPY       630,000    09/21/05               (196)
USD             470      JPY        50,000    09/21/05                (15)
USD             470      JPY        50,000    09/21/05                (15)
USD             925      JPY       100,000    09/21/05                (16)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             463      JPY        50,000    09/21/05                 (9)
USD              51      NOK           328    09/21/05                 --
USD           2,481      NZD         3,554    09/21/05                (27)
USD              16      NZD            23    09/21/05                 --
USD             168      SEK         1,286    09/21/05                 (3)
USD              62      SGD           103    09/21/05                 --
AUD             651      USD           493    09/21/05                 (1)
CHF             241      USD           188    07/05/05                 --
EUR              51      USD            61    07/05/05                 --
EUR              69      USD            84    07/05/05                 --
EUR           2,066      USD         2,506    09/21/05                 (2)
EUR             915      USD         1,118    09/21/05                  7
EUR           3,173      USD         3,879    09/21/05                 26
EUR           2,288      USD         2,804    09/21/05                 27
EUR           1,000      USD         1,228    09/21/05                 14
EUR             800      USD           967    09/21/05                 (4)
EUR           3,200      USD         3,927    09/21/05                 44
EUR             300      USD           363    09/21/05                 (1)
EUR             100      USD           121    09/21/05                 --
GBP              55      USD            99    07/01/05                  1
GBP              22      USD            40    07/05/05                 --
GBP              14      USD            26    07/05/05                 --
GBP             200      USD           361    09/21/05                  4
GBP             500      USD           907    09/21/05                 14
GBP             300      USD           540    09/21/05                  4
GBP           1,300      USD         2,363    09/21/05                 42
GBP             150      USD           268    09/21/05                 --
JPY           1,987      USD            18    07/01/05                 --
JPY             209      USD             2    07/01/05                 --
JPY           1,229      USD            11    07/01/05                 --
JPY             239      USD             2    07/01/05                 --
JPY             304      USD             3    07/01/05                 --
JPY             303      USD             3    07/01/05                 --
JPY           1,202      USD            11    07/01/05                 --
JPY             186      USD             2    07/01/05                 --
JPY           6,859      USD            62    07/05/05                 --
JPY             243      USD             2    07/05/05                 --
JPY           1,226      USD            11    07/05/05                 --
JPY             185      USD             2    07/05/05                 --
JPY             305      USD             3    07/05/05                 --
JPY             241      USD             2    07/05/05                 --
JPY         100,000      USD           939    09/21/05                 30
JPY          50,000      USD           470    09/21/05                 15

See accompanying notes which are an integral part of the financial statements.

 34  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         300,000      USD         2,777    09/21/05                 52
JPY          30,000      USD           279    09/21/05                  6
JPY          50,000      USD           461    09/21/05                  6
NOK           1,573      USD           244    09/21/05                  3
NOK           2,929      USD           455    09/21/05                  5
NOK           4,393      USD           683    09/21/05                  8
NZD              55      USD            38    07/05/05                 --
NZD              45      USD            31    07/05/05                 --
NZD             660      USD           468    09/21/05                 13
NZD             220      USD           156    09/21/05                  4
NZD             880      USD           624    09/21/05                 17
NZD             784      USD           556    09/21/05                 15
SEK             431      USD            56    09/21/05                  1
SEK           7,546      USD           997    09/21/05                 27
SEK           1,493      USD           198    09/21/05                  5
SGD             108      USD            65    09/21/05                 --
SGD             184      USD           111    09/21/05                  1
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (323)
                                                           ==============

                                                     % OF           MARKET
                                                     NET            VALUE
            INDUSTRY DIVERSIFICATION                ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   6.1          15,827
Consumer Discretionary                                   10.3          27,032
Consumer Staples                                          7.1          18,464
Financial Services                                       22.1          57,756
Health Care                                               6.9          18,078
Integrated Oils                                           7.2          18,802
Materials and Processing                                  7.8          20,372
Miscellaneous                                             0.5           1,362
Other Energy                                              0.7           1,714
Producer Durables                                         5.8          15,041
Technology                                                6.6          17,197
Utilities                                                 8.2          21,521
Options Purchased                                          --              67
Warrants & Rights                                          --               1
Short-Term Investments                                    9.4          24,436
Other Securities                                         16.1          41,989
                                                 ------------    ------------
Total Investments                                       114.8         299,659
Other Assets and Liabilities, Net                       (14.8)        (38,538)
                                                 ------------    ------------

Net Assets                                              100.0         261,121
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
           GEOGRAPHIC DIVERSIFICATION               ASSETS            $
-----------------------------------------------------------------------------
Asia                                                      8.3          21,624
Africa                                                    0.1             314
Europe                                                   41.7         108,761
Japan                                                    18.0          46,985
Latin America                                             1.2           3,122
Other                                                     1.9           5,013
United Kingdom                                           18.1          47,347
Options Purchased                                          --              67
Warrants & Rights                                          --               1
Short-Term Investments                                    9.4          24,436
Other Securities                                         16.1          41,989
                                                 ------------    ------------
Total Investments                                       114.8         299,659
Other Assets and Liabilities, Net                       (14.8)        (38,538)
                                                 ------------    ------------

Net Assets                                              100.0         261,121
                                                 ============    ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  35

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MCSI Austria                                                    1 Month EUR LIBOR
   Local Net Total Return
   Index                         Merrill Lynch      EUR      75    BBA plus 0.40%            01/23/06                    --

MCSI Austria II                                                 1 Month EUR LIBOR
   Local Net Total Return
   Index                         Merrill Lynch      EUR      73    BBA plus 0.40%            01/23/06                    --

MSCI Belgium                                                    1 Month EUR LIBOR
   Local Net Total Return
   Index                         Merrill Lynch      EUR   1,214    BBA minus 0.40%           01/18/06                    (3)

MCSI Denmark                                                    1 Month DKK CIBOR
   Local Net Total Return
   Index                         Merrill Lynch      DKK     974    BBA plus 0.40%            01/23/06                    (2)

MCSI Denmark II                                                 1 Month DKK CIBOR
   Local Net Total Return
   Index                         Merrill Lynch      DKK     970    BBA plus 0.40%            01/23/06                    (1)

MCSI Norway                                                     1 Month NOK NIBOR
   Local Net Total Return
   Index                         Merrill Lynch      NOK   7,404    BBA plus 0.40%            01/23/06                    23

MCSI Norway II                                                  1 Month NOK NIBOR
   Local Net Total Return
   Index                         Merrill Lynch      NOK   7,341    BBA plus 0.40%            01/23/06                    33
                                                                                                           ----------------
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                50
                                                                                                           ================

See accompanying notes which are an integral part of the financial statements.

 36  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

                                                        % OF
                                                        NET
PORTFOLIO SUMMARY                                      ASSETS
----------------------------------------------------------------
Australia                                                    3.3
Belgium                                                      0.9
Brazil                                                       0.4
Canada                                                       1.9
China                                                         --*
Denmark                                                      0.4
Finland                                                      1.7
France                                                       8.4
Germany                                                      6.0
Greece                                                       0.6
Hong Kong                                                    1.5
Indonesia                                                     --*
Ireland                                                      0.8
Italy                                                        3.5
Japan                                                       18.0
Luxembourg                                                   0.3
Mexico                                                       0.8
Netherlands                                                  4.9
New Zealand                                                  0.1
Norway                                                       0.3
Portugal                                                     0.2
Singapore                                                    0.9
South Africa                                                 0.1
South Korea                                                  0.8
Spain                                                        3.4
Sweden                                                       2.6
Switzerland                                                  7.3
Taiwan                                                       1.7
United Kingdom                                              18.1
Preferred Stocks                                             0.4
Options Purchased                                             --*
Warrants & Rights                                             --*
Short-Term Investments                                       9.4
Other Securities                                            16.1
                                                    ------------
Total Investments                                          114.8
Other Assets and Liabilities, Net                          (14.8)
                                                    ------------

Net Assets                                                 100.0
                                                    ============
Futures Contracts                                            0.1
Options Written                                               --*
Foreign Currency Exchange Contracts                          0.1
Index Swap Contracts                                          --*

* Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  37

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2005                 $     1,058.80      $     1,020.54
Expenses Paid During
Period*                       $         4.59      $         4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 38  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.6%
Apartment - 17.2%
Apartment Investment & Management Co. Class A
   (o)                                                153,025           6,262
Archstone-Smith Trust (o)                             314,572          12,149
AvalonBay Communities, Inc. (o)(N)                    224,400          18,132
BRE Properties Class A (o)(N)                          61,100           2,557
Camden Property Trust (o)(N)                          126,700           6,810
Equity Residential (o)                                501,100          18,450
Essex Property Trust, Inc. (o)(N)                      28,700           2,384
Home Properties, Inc. (o)                              57,000           2,452
Post Properties, Inc. (o)                               8,800             318
United Dominion Realty Trust, Inc. (o)(N)              80,500           1,936
                                                                 ------------
                                                                       71,450
                                                                 ------------
Diversified - 5.3%
Colonial Properties Trust (o)(N)                       22,400             986
iStar Financial, Inc. (o)                              28,600           1,189
Spirit Finance Corp. (o)                              127,100           1,493
Vornado Realty Trust (o)                              227,982          18,330
                                                                 ------------
                                                                       21,998
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             26,000             651
                                                                 ------------

Health Care - 3.2%
Healthcare Realty Trust, Inc. (o)(N)                   49,000           1,892
LTC Properties, Inc. (o)                               41,000             849
National Health Investors, Inc. (o)                    43,450           1,220
Omega Healthcare Investors, Inc. (o)                   75,700             973
Ventas, Inc. (o)                                      274,150           8,279
                                                                 ------------
                                                                       13,213
                                                                 ------------

Industrial - 7.3%
AMB Property Corp. (o)                                 84,400           3,665
Catellus Development Corp. (o)                        203,066           6,661
Centerpoint Properties Trust (o)(N)                    74,400           3,147
First Potomac Realty Trust (o)(N)                      57,400           1,424
ProLogis (o)                                          386,400          15,549
                                                                 ------------
                                                                       30,446
                                                                 ------------

Lodging/Resorts - 10.8%
Great Wolf Resorts, Inc. (AE)(N)                       19,500             399
Hilton Hotels Corp.                                   422,700          10,081
Hospitality Properties Trust (o)(N)                    16,500             727
Host Marriott Corp. (o)(N)                            728,300          12,745
Innkeepers USA Trust (o)                               13,000             194
La Quinta Corp. (AE)(o)(N)                            219,800           2,051
LaSalle Hotel Properties (o)                           71,500           2,346

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)(N)      262,932          15,400
Strategic Hotel Capital, Inc. (o)(N)                   48,500             873
                                                                 ------------
                                                                       44,816
                                                                 ------------

Manufactured Homes - 0.9%
Equity Lifestyle Properties, Inc. (o)(N)               80,833           3,214
Sun Communities, Inc. (o)(N)                           10,500             391
                                                                 ------------
                                                                        3,605
                                                                 ------------

Mixed Industrial/Office - 2.2%
Duke Realty Corp. (o)                                  38,500           1,219
Liberty Property Trust (o)(N)                         148,400           6,576
PS Business Parks, Inc. (o)                            27,500           1,222
                                                                 ------------
                                                                        9,017
                                                                 ------------

Office - 18.6%
Alexandria Real Estate Equities, Inc. (o)              45,700           3,357
American Financial Realty Trust (o)(N)                267,200           4,109
Arden Realty, Inc. (o)(N)                             115,300           4,148
BioMed Realty Trust, Inc. (o)(N)                      126,150           3,009
Boston Properties, Inc. (o)                           295,000          20,650
Brandywine Realty Trust (o)                            88,200           2,703
Brookfield Properties Co.                             259,350           7,469
CarrAmerica Realty Corp. (o)                          126,200           4,566
Corporate Office Properties Trust (o)(N)               21,500             633
CRT Properties, Inc. (o)                               10,900             298
Equity Office Properties Trust (o)(N)                  60,000           1,986
Glenborough Realty Trust, Inc. (o)                     35,152             724
Highwoods Properties, Inc. (o)                        108,500           3,229
Kilroy Realty Corp. (o)(N)                             51,800           2,460
Mack-Cali Realty Corp. (o)                             98,121           4,445
Parkway Properties, Inc. (o)                           10,200             510
Prentiss Properties Trust (o)(N)                       71,300           2,598
Reckson Associates Realty Corp. (o)                    36,300           1,218
SL Green Realty Corp. (o)                              74,500           4,805
Trizec Properties, Inc. (o)(N)                        226,300           4,655
                                                                 ------------
                                                                       77,572
                                                                 ------------

Regional Malls - 16.4%
General Growth Properties, Inc. (o)(N)                375,700          15,438
Macerich Co. (The) (o)                                104,400           7,000
Mills Corp. (The) (o)                                 111,225           6,761
Pennsylvania Real Estate Investment Trust (o)(N)       69,097           3,282

                                                 Real Estate Securities Fund  39

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, Inc. (o)(N)                     457,400          33,157
Taubman Centers, Inc. (o)(N)                           80,000           2,727
                                                                 ------------
                                                                       68,365
                                                                 ------------

Self Storage - 2.9%
Extra Space Storage, Inc. (o)(N)                       22,200             318
Public Storage, Inc. (o)                              154,075           9,745
Shurgard Storage Centers, Inc. Class A (o)(N)          32,500           1,494
U-Store-It Trust (o)                                   19,800             377
                                                                 ------------
                                                                       11,934
                                                                 ------------
Shopping Centers - 10.3%
Developers Diversified Realty Corp. (o)               229,900          10,566
Federal Realty Investors Trust (o)                    127,100           7,499
Inland Real Estate Corp. (o)                          114,700           1,844
Kimco Realty Corp. (o)(N)                              44,200           2,604
Kite Realty Group Trust (o)(N)                         36,500             547
New Plan Excel Realty Trust (o)                        22,300             606
Pan Pacific Retail Properties, Inc. (o)               116,383           7,726
Regency Centers Corp. (o)                             180,700          10,336
Weingarten Realty Investors (o)                        31,900           1,251
                                                                 ------------
                                                                       42,979
                                                                 ------------

Specialty - 1.4%
Capital Automotive REIT (o)(N)                        106,900           4,080
Plum Creek Timber Co., Inc. (o)                        55,000           1,997
                                                                 ------------
                                                                        6,077
                                                                 ------------

TOTAL COMMON STOCKS
(cost $277,380)                                                       402,123
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.9%
Frank Russell Investment Company Money Market
   Fund                                            12,007,000          12,007
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $12,007)                                                         12,007
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 11.9%
State Street Securities Lending Quality Trust
   (X)                                             49,478,137          49,478
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $49,478)                                                         49,478
                                                                 ------------

TOTAL INVESTMENTS - 111.4%
(identified cost $338,865)                                            463,608

OTHER ASSETS AND LIABILITIES,
NET - (11.4%)                                                         (47,547)
                                                                 ------------

NET ASSETS - 100.0%                                                   416,061
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 40  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

                                                        % OF
                                                        NET
PORTFOLIO SUMMARY                                      ASSETS
----------------------------------------------------------------
Apartment                                                   17.2
Diversified                                                  5.3
Free Standing Retail                                         0.1
Health Care                                                  3.2
Industrial                                                   7.3
Lodging/Resorts                                             10.8
Manufactured Homes                                           0.9
Mixed Industrial/Office                                      2.2
Office                                                      18.6
Regional Malls                                              16.4
Self Storage                                                 2.9
Shopping Centers                                            10.3
Specialty                                                    1.4
Short-Term Investments                                       2.9
Other Securities                                            11.9
                                                    ------------
Total Investments                                          111.4
Other Assets and Liabilities, Net                          (11.4)
                                                    ------------

Net Assets                                                 100.0
                                                    ============

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  41

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2005                 $     1,023.00      $     1,021.53
Expenses Paid During
Period*                       $         3.51      $         3.51

* Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 85.4%
Asset-Backed Securities - 5.9%
AAA Trust (p)
   Series 2005-2 Class A1
   3.190% due 11/26/35                                    436             436
ACE Securities Corp. (E)
   Series 2004-OP1 Class M2
   4.364% due 04/25/34                                    285             286
American Airlines, Inc.
   7.858% due 10/01/11                                    140             148
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   5.590% due 02/25/33                                     90              91
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   3.270% due 11/25/34                                     90              90
   Series 2004-W3 Class A2
   3.310% due 02/25/34                                     99              99
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   3.240% due 06/25/35                                    100             100
Centex Home Equity (E)
   Series 2004-B Class AV2
   3.190% due 03/25/34                                     31              31
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                     75              74
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                     75              74
Countrywide Asset-Backed Certificates
   Series 2004-10 Class AF2
   3.323% due 05/25/22                                    190             188
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    140             139
   Series 2004-BC1 Class M1 (E)
   3.590% due 02/25/34                                    105             105
   Series 2004-6 Class 2A1 (E)
   3.280% due 10/25/21                                    123             123
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    275             272
   Series 2004-7 Class 2AV1 (E)
   3.240% due 12/25/22                                     36              36
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB5 Class AV1
   3.220% due 09/25/21                                     30              30
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   3.200% due 07/25/34                                     93              93

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    532             549
Freddie Mac
   Series 2004-278 Class ZE
   4.500% due 04/15/34                                  1,370           1,245
Fremont Home Loan Trust (E)
   Series 2005-A Class 2A1
   3.200% due 01/25/35                                     74              74
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    320             318
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   3.380% due 03/25/34                                    249             249
   Series 2004-NC1 Class A3
   3.480% due 03/25/34                                    190             190
Home Equity Asset Trust (E)
   Series 2004-3 Class M3
   4.540% due 08/25/34                                    205             208
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   3.240% due 12/25/34                                    116             116
Long Beach Mortgage Loan Trust (E)
   Series 2004-A Class A
   3.240% due 02/25/24                                     13              13
   Series 2003-2 Class M2
   4.990% due 06/25/33                                    290             296
Nelnet Student Loan Trust (E)
   Series 2004-4 Class A1
   3.151% due 04/25/11                                     80              80
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   4.790% due 04/25/33                                    235             239
   Series 2003-4 Class M2
   4.740% due 07/25/33                                    130             132
   Series 2003-3 Class M3
   5.314% due 06/25/33                                    150             153
Park Place Securities, Inc. (E)
   Series 2004-WCW Class A6
   3.240% due 10/25/34                                     80              80
Parker Hannifin Employee Stock Ownership Trust
   (p)
   6.340% due 07/15/08                                    191             197

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                     85              84
Renaissance Home Equity Loan Trust
   Series 2004-2 Class AF1 (E)
   3.290% due 07/25/34                                    259             259
   Series 2005-1 Class AF3
   4.456% due 05/25/35                                    210             210
Residential Asset Mortgage Products, Inc.
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    300             301
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    160             159
   Series 2004-RS8 Class AII1 (E)
   3.230% due 05/25/26                                    429             429
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                    135             134
Residential Asset Securities Corp.
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    395             391
   Series 2001-KS3 Class AII (E)
   3.320% due 09/25/31                                    110             111
   Series 2003-KS1 Class M2 (E)
   4.840% due 01/25/33                                    250             252
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   3.350% due 08/18/09                                    800             800
   Series 2002-5 Class A
   3.600% due 11/17/09                                    800             801
SLM Student Loan Trust (E)
   Series 2005-2 Class A1
   3.141% due 04/26/10                                    257             257
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     32              35
Structured Asset Investment Loan Trust (E)
   Series 2003-BC8 Class M3
   5.190% due 08/25/33                                    225             230
Structured Asset Securities Corp.
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    400             397
   Series 2005-2XS Class 1A2A
   4.510% due 02/25/35                                    350             347
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    109             115

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.250% due 06/25/19                                     39              39
                                                                 ------------
                                                                       11,905
                                                                 ------------

Corporate Bonds and Notes - 10.5%
Amerada Hess Corp.
   6.650%-7.300%
   due 08/15/11-08/15/31                                  160             188
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              36
American General Finance Corp. (E)
   Series MTNG
   3.093% due 03/23/07                                    100             100
American RE Corp.
   Series B
   7.450% due 12/15/26                                    245             285
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    485             528
Bank of America Corp.
   7.800% due 02/15/10                                     30              34
BellSouth Corp.
   4.200%-6.550%
   due 09/15/09-06/15/34                                   85              88
Boeing Capital Corp.
   6.100% due 03/01/11                                     65              71
Burlington Northern Santa Fe Corp.
   6.750%-6.875%
   due 12/01/27-03/15/29                                   35              42
Campbell Soup Co.
   5.875% due 10/01/08                                     70              74
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    110             117
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    190             226
CIT Group, Inc.
   5.750%-6.875%
   due 09/25/07-11/01/09                                  120             126
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   2.999% due 03/07/08                                    400             400

 44  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.
   3.500%-5.000%
   due 02/01/08-09/15/14                                  790             787
Clear Channel Communications, Inc.
   5.500%-5.750%
   due 01/15/13-09/15/14                                  230             220
Clorox Co.
   4.200%-5.000%
   due 01/15/10-01/15/15                                  170             173
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     55              58
Comcast Cable Communications
   8.375% due 05/01/07                                    195             209
Comcast Corp.
   5.850% due 01/15/10                                    130             138
Continental Airlines, Inc.
   Series 00-1
   7.918% due 05/01/10                                    105             107
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                     50              51
Credit Suisse First Boston USA, Inc.
   4.625%-6.500%
   due 01/15/08-08/15/13                                  135             142
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   3.150% due 11/17/06                                    600             600
Detroit Edison Co.
   6.350% due 10/15/32                                     90             104
Devon Financing Corp. ULC
   6.875% due 09/30/11                                     95             106
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     40              43
DPL, Inc.
   6.875% due 09/01/11                                    185             200
DR Horton, Inc.
   5.625% due 01/15/16                                    180             178
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    185             236
Duke Energy Field Services LLC
   5.750%-6.875%
   due 11/15/06-02/01/11                                   50              53
El Paso Corp.
   8.050% due 10/15/30                                    400             396
Eli Lilly & Co.
   6.770% due 01/01/36                                    245             310
FedEx Corp.
   7.600% due 07/01/97                                     65              85

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fifth Third Bank
   7.750% due 08/15/10                                    155             156
Financing Corp.
   Series 15P
   Principal Only STRIP
   Zero coupon due 03/07/19                                70              38
   Series 10P
   Principal Only STRIP
   Zero coupon due 11/30/17                               510             295
FirstEnergy Corp.
   Series A
   5.500% due 11/15/06                                     40              41
   Series B
   6.450% due 11/15/11                                    290             317
   Series C
   7.375% due 11/15/31                                    115             141
Ford Motor Co.
   7.450%-7.700%
   due 07/16/31-05/15/97                                  580             476
Ford Motor Credit Co.
   5.800%-7.875%
   due 01/12/09-02/01/11                                1,300           1,243
   4.000% due 03/21/07 (E)                                500             489
General Electric Capital Corp.
   Series MTNA
   4.750%-6.000%
   due 06/15/12-09/15/14                                  115             119
   4.125% due 03/04/08                                    345             345
General Electric Co.
   5.000% due 02/01/13                                    305             315
Glencore Funding LLC (p)
   6.000% due 04/15/14                                     60              58
Golden West Financial Corp.
   4.125% due 08/15/07                                    110             110
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    315             351
Historic TW, Inc.
   8.050%-9.125%
   due 01/15/13-01/15/16                                  555             681
HJ Heinz Co.
   6.375% due 07/15/28                                     20              23
HJ Heinz Finance Co.
   6.750% due 03/15/32                                     55              67
Household Finance Corp.
   4.750%-6.375%
   due 05/15/09-11/27/12                                  475             497

                                                              Core Bond Fund  45

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Lease Finance Corp.
   6.375% due 03/15/09                                    125             132
International Paper Co.
   5.500% due 01/15/14                                    170             174
ITT Industries, Inc.
   7.400% due 11/15/25                                    100             124
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    120             127
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    450             499
KeySpan Corp.
   7.625% due 11/15/10                                    150             173
Kraft Foods, Inc.
   5.250%-5.625%
   due 06/01/07-11/01/11                                  585             618
Kroger Co. (The)
   7.500%-8.000%
   due 09/15/29-04/01/31                                   30              37
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    185             207
Levi Strauss & Co.
   12.250% due 12/15/12                                   100             109
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                     75              88
May Department Stores Co. (The)
   4.800%-5.750%
   due 07/15/09-07/15/14                                  140             145
Midland Funding II
   Series B
   13.250% due 07/23/06                                   140             148
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    140             145
Morgan Stanley
   6.750% due 04/15/11                                    225             249
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    120             133
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     70              74
News America Holdings
   7.750%-8.250%
   due 12/01/45-10/17/96                                  145             176
News America, Inc.
   6.750% due 01/09/38                                     20              23
Nisource Finance Corp.
   7.875% due 11/15/10                                    155             178
Norfolk Southern Corp.
   7.050%-7.900%
   due 05/15/17-05/15/97                                  245             333

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Occidental Petroleum Corp.
   9.250% due 08/01/19                                     95             133
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     20              21
Pacific Gas & Electric Co.
   3.600%-6.050%
   due 03/01/09-03/01/34                                  260             263
Progress Energy, Inc.
   7.000%-7.100%
   due 03/01/11-10/30/31                                  220             250
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     25              24
Qwest Corp. (p)
   7.625% due 06/15/15                                    200             204
Qwest Services Corp.
   13.500% due 12/15/10                                    40              46
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    210             218
Safeway, Inc.
   7.250% due 02/01/31                                     25              29
SBC Communications, Inc.
   4.125%-6.450%
   due 09/15/09-06/15/34                                  190             192
Sprint Capital Corp.
   6.875%-8.750%
   due 03/15/12-03/15/32                                  485             594
Tele-Communications-TCI Group
   7.875%-9.800%
   due 02/01/12-08/01/13                                  530             642
Texas Genco LLC (p)
   6.875% due 12/15/14                                    230             242
Time Warner, Inc.
   6.750% due 04/15/11                                    215             238
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                     80              81
TXU Corp. (p)
   4.800%-5.550%
   due 11/15/09-11/15/14                                  535             522
Tyson Foods, Inc.
   8.250% due 10/01/11                                     60              71
Union Pacific Corp.
   5.750%-6.125%
   due 10/15/07-01/15/12                                  175             187
Union Planters Corp.
   7.750% due 03/01/11                                     50              58

 46  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    250             283
Wells Fargo & Co.
   4.950% due 10/16/13                                     65              67
Wells Fargo Bank NA
   7.550% due 06/21/10                                     50              57
Wisconsin Central Transport
   6.625% due 04/15/08                                    325             345
Wyeth
   5.500%-5.500%
   due 03/15/13-02/01/14                                   70              74
Yum! Brands, Inc.
   8.875% due 04/15/11                                    120             145
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    245             271
                                                                 ------------
                                                                       21,422
                                                                 ------------

International Debt - 5.4%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    150             159
AXA
   8.600% due 12/15/30                                     50              68
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    300             303
Brazilian Government International Bond
   8.000%-11.000%
   due 10/22/10-08/17/40                                1,133           1,211
   8.840% due 06/29/09 (E)                                100             116
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    210             238
British Telecommunications PLC
   8.375%-8.875%
   due 12/15/10-12/15/30                                  205             269
Conoco Funding Co.
   6.350% due 10/15/11                                    405             448
Deutsche Telekom International Finance BV
   8.500%-8.750%
   due 06/15/10-06/15/30                                  430             532
EnCana Corp.
   6.500% due 08/15/34                                     40              46
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    120             119
France Telecom SA
   8.000%-8.750%
   due 03/01/11-03/01/31                                  390             465
Intelsat, Ltd.
   6.500% due 11/01/13                                    200             162

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ispat Inland ULC
   9.750% due 04/01/14                                    269             313
Korea Development Bank
   4.250% due 11/13/07                                     50              50
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     60              62
Mexico Government International Bond
   6.375%-8.375%
   due 01/14/11-08/15/31                                  485             572
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    170             179
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                     95              97
Panama Government International Bond
   9.375% due 07/23/12                                    100             121
Peru Government International Bond
   9.125%-9.875%
   due 02/21/12-02/06/15                                  400             481
Poland Government International Bond
   (Step Up, 5.000%, 10/01/14)
   4.750% due 10/27/24                                    200             195
Province of Quebec
   5.000%-7.500%
   due 07/17/09-07/15/23                                   20              21
Province of Quebec Canada
   6.125% due 01/22/11                                    630             688
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    550             655
Russia Government International Bond
   5.000% due 03/31/30 (p)                                265             297
   5.000%-8.250%
   due 03/31/10-03/31/30                                  700             776
Santander Financial Issuances
   6.375% due 02/15/11                                    110             121
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    135             154
Shaw Communications, Inc.
   7.200%-8.250%
   due 04/11/10-12/15/11                                  175             193
Stora Enso OYJ
   7.375% due 05/15/11                                     85              96
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    141             151

                                                              Core Bond Fund  47

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telecom Italia Capital SA
   6.375% due 11/15/33                                     65              70
   4.000% due 01/15/10 (p)                                745             724
TELUS Corp.
   7.500%-8.000%
   due 06/01/07-06/01/11                                  555             629
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    150             153
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     35              39
                                                                 ------------
                                                                       10,973
                                                                 ------------

Mortgage-Backed Securities - 46.4%
ABN Amro Mortgage Corp.
   Series 2003-13 Class A3
   5.500% due 01/25/34                                  1,412           1,385
Banc of America Commercial Mortgage, Inc.
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    300             298
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    445             455
Banc of America Funding Corp. (E)
   Series 2005-D Class A1
   4.118% due 05/25/35                                    200             199
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     32              33
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 6A1
   5.086% due 04/25/33                                    115             115
   Series 2003-8 Class 4A1
   4.715% due 01/25/34                                    250             246
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.446% due 05/25/35                                    485             494
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-3 Class 1A2
   3.380% due 04/25/35                                     94              94
   Series 2005-9 Class M6
   4.240% due 05/25/35                                    135             134
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2001-AR2 Class 3A
   6.124% due 12/25/31                                     50              50
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    353             370

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   4.681% due 07/19/44                                    323             323
Fannie Mae
   15 Year TBA (I)
   4.500%-5.000%                                        8,380           8,430
   30 Year TBA (I)
   4.500%-6.500%                                       20,070          20,272
   3.444%-4.172%
   due 2017-2036 (E)                                      815             829
   4.500%-7.000%
   due 2016-2035                                       42,554          43,174
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    170             168
Fannie Mae Grantor Trust (E)
   Series 2005-T2 Class 1A1
   3.111% due 11/28/35                                     94              94
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     84              88
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    642             634
Federal National Mortgage Association
   30 Year TBA (I)
   4.500%                                                 790             772
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   3.690% due 09/25/31                                      1               1
Freddie Mac
   30 Year TBA (I)
   5.000%                                                 990             988
   5.000%-6.000%
   due 2016-2034                                        2,610           2,668
   7.201% due 07/01/30                                      4               4
   Series 2000-226 Class F (E)
   3.670% due 11/15/30                                     35              35
   Series 2004-285 Class PI
   Interest Only STRIP
   5.500% due 05/15/24                                    373              35
   Series 2004-287 Class IA
   Interest Only STRIP
   5.500% due 04/15/24                                    234              21

 48  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-288 Class QI
   Interest Only STRIP
   5.500% due 02/15/24                                    325              29
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    655             651
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    258              40
Freddie Mac Gold
   30 Year TBA (I)
   5.500%                                               3,120           3,163
Ginnie Mae I
   30 Year TBA (I)
   5.500%-6.500%                                        2,095           2,144
   6.000% due 2029                                         24              25
Ginnie Mae II (E)
   3.375%-3.750%
   due 2026-2032                                          719             726
Government National Mortgage Association (E)
   Series 2000-29 Class F
   3.760% due 09/20/30                                     53              53
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    285             301
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   3.290% due 11/25/34                                    104             104
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    388             389
   Series 2005-CB1 Class A3
   5.197% due 08/12/37                                    385             401
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   5.157% due 06/15/29                                    640             666
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    295             294
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   3.460% due 06/15/30                                    373             373
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    380             381
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   3.490% due 02/25/34                                     82              82

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   3.280% due 07/25/19                                    289             289
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
   3.610% due 10/19/26                                    245             245
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    650             645
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                    660             661
Washington Mutual, Inc. (E)
   Series 2005-AR6 Class B3
   3.750% due 04/25/45                                    255             255
                                                                 ------------
                                                                       94,326
                                                                 ------------

Municipal Bonds - 0.8%
City of Chicago Illinois General Obligation
   Unlimited, weekly demand (u)
   5.000% due 01/01/34                                    600             631
City of New York New York General Obligation
   Unlimited, weekly demand
   5.000% due 03/01/30                                    100             106
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.750% due 06/01/39                                    400             450
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   4.375%-6.250%
   due 06/01/19-06/01/43                                  280             293
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    100             106
                                                                 ------------
                                                                        1,586
                                                                 ------------

Non-US Bonds - 1.6%
Canadian Government Bond
   3.000%-5.750%
   due 06/01/33-12/01/36                         CAD      141             143

                                                              Core Bond Fund  49

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Bundesrepublik
   5.500%-5.625%
   due 01/04/28-01/04/31                         EUR      250             395
France Government Bond OAT
   4.000%-5.750%
   due 10/25/32-04/25/55                         EUR    1,000           1,566
Spain Government Bond
   4.200%-5.750%
   due 07/30/32-01/31/37                         EUR      250             377
United Kingdom Gilt
   5.750% due 12/07/09                           GBP      400             766
                                                                 ------------
                                                                        3,247
                                                                 ------------

United States Government Agencies - 2.3%
Fannie Mae
   3.875%-4.375%
   due 02/15/10-03/15/13                                1,055           1,060
   3.319% due 09/22/06 (E)                                400             400
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16-09/26/19                    3,585           2,029
Freddie Mac
   2.750%-4.000%
   due 03/15/08-12/15/09                                  925             920
Residual Funding
   Principal Only STRIP
   Zero coupon due 10/15/20                               600             303
                                                                 ------------
                                                                        4,712
                                                                 ------------
United States Government Treasuries - 12.5%
United States Treasury Inflation Indexed Bonds
   1.625%-3.625%
   due 01/15/07-04/15/28                                1,913           2,065
United States Treasury Notes
   3.000%-8.750%
   due 07/15/06-02/15/26                               21,934          23,308
                                                                 ------------
                                                                       25,373
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $170,328)                                                       173,544
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (p)                                       49             526
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $516)                                                               526
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Sep 2005 92.25 Put (13)                              2,998              --
   Sep 2005 94.75 Put (30)                              7,106              --
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1)                                                                  --
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
WARRANTS & RIGHTS - 0.1%
Miscellaneous - 0.1%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series C                                         2,500,000              16
   Series D                                         2,496,000              62
   Series E                                         1,900,000              44
                                                                 ------------
                                                                          122
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc. (AE)(p)
   2010 Warrants                                          175              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $40)                                                                122
                                                                 ------------

SHORT-TERM INVESTMENTS - 32.7%
Bank of America Corp. (c)(z)
   3.010% due 07/06/05                                    600             600
Barclays US Funding, LLC (z)
   3.240% due 08/31/05                                  2,000           1,983

 50  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazilian Government International Bond (E)
   4.250% due 04/15/06                                     32              32
Capital Auto Receivables Asset Trust (E)(p)
   Series 2005-1 Class A1
   3.230% due 06/15/06                                     84              84
CBA Del Finance Discount Note (c)(z)
   3.205% due 08/22/05                                    800             796
Danske Corp. Discount Notes (z)
   3.010%-3.110%
   due 07/07/05-08/02/05 (c)                            1,700           1,796
   3.250% due 09/20/05                                    500             495
Dexia Delaware (c)(z)
   3.000% due 07/05/05                                  1,100           1,100
DNB Nor Bank ASA (z)
   3.280%-3.300%
   due 09/14/05-09/29/05                                1,100           1,089
   2.980% due 07/14/05 (c)                                800             799
Duke Capital Corp.
   4.302% due 05/18/06                                     70              70
Fannie Mae Discount Notes (z)
   2.967% due 07/01/05 (c)                              2,700           2,700
   3.172% due 08/31/05                                  1,600           1,587
Federal Home Loan Bank Discount Note (c)(z)
   2.692% due 07/01/05                                    900             900
Ford Motor Credit Co.
   7.600% due 08/01/05                                    100             100
   3.100% due 07/18/05 (E)                                100             100
France Telecom SA
   7.450% due 03/01/06                                    440             450
Frank Russell Investment Company Money Market
   Fund                                            37,342,000          37,342
Freddie Mac Discount Notes (z)
   3.238%-3.360%
   due 11/01/05-11/29/05                                1,700           1,673
General Electric Capital Corp. Discount Note
   (c)(z)
   3.040% due 07/11/05                                  1,100           1,099
General Motors Acceptance Corp. (E)
   3.580% due 04/13/06                                    800             797
ING US Funding, LLC (c)(z)
   3.040% due 07/18/05                                    100             100

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Niagara Mohawk Power Corp.
   Series F
   7.625% due 10/01/05                                    132             134
Nordea North America, Inc. (c)(z)
   3.205% due 08/26/05                                    300             299
Rabobank USA Financial Corp. (c)(z)
   3.360% due 07/01/05                                  3,000           2,994
RC Trust 1 Equity Preferred
   3.500% due 05/16/06                                    290             148
Santander Financial Issuances
   6.800% due 07/15/05                                     45              45
Spintab Swedish Mortgage (c)(z)
   3.080% due 08/11/05                                  1,300           1,295
Svenska Handlesbanken, Inc. (c)(z)
   3.050% due 07/20/05                                  2,500           2,496
Swedbank Forenings (c)(z)
   2.980% due 07/01/05                                    200             200
UBS Financial Del, LLC (z)
   3.230% due 09/19/05                                  2,800           2,769
United States Treasury Bills (z)(sec.)
   2.920%-2.988%
   due 09/01/05-09/15/05                                  425             422
Wachovia Corp.
   7.550% due 08/18/05                                     50              50
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $66,579)                                                         66,544
                                                                 ------------

TOTAL INVESTMENTS - 118.4%
(identified cost $237,464)                                            240,736

OTHER ASSETS AND LIABILITIES,
NET - (18.4%)                                                         (37,483)
                                                                 ------------

NET ASSETS - 100.0%                                                   203,253
                                                                 ============

               A portion of the portfolio has been fair valued as of period end.

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  51

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 09/05 (29)                           6,971              (45)
   expiration date 12/05 (98)                          23,527              (99)
   expiration date 03/06 (58)                          13,921                6
   expiration date 06/06 (20)                           4,800               (1)

Germany, Federal Republic
   5 Year Bonds
   expiration date 09/05 (4)                              560                5
Japan Government
   10 Year Bonds
   expiration date 09/05 (1)                            1,273                9
United States Treasury Bonds
   expiration date 09/05 (71)                           8,431               26

United States Treasury 2 Year Notes
   expiration date 09/05 (56)                          11,631                7

United States Treasury 10 Year Notes
   expiration date 09/05 (10)                           1,135                3
Short Positions
United States Treasury 5 Year Notes
   expiration date 09/05 (47)                           5,118              (19)

United States Treasury 10 Year Notes
   expiration date 09/05 (6)                              681               (3)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (111)
                                                                  ============
OPTIONS WRITTEN
                                                   NOTIONAL          MARKET
                                                    AMOUNT           VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
United States Treasury Bonds
   Aug 2005 121.00 Call (8)                               968               (5)
   Aug 2005 115.00 Put (8)                                920               (3)

United States Treasury Notes
   10 Year Futures
   Jul 2005 116.00 Call (4)                               464               --
   Aug 2005 115.00 Call (11)                            1,265               (4)
   Aug 2005 116.00 Call (16)                            1,856               (2)
   Jul 2005 110.00 Put (4)                                440               --
   Aug 2005 110.00 Put (12)                             1,320               (1)
                                                                  ------------

Total Liability for Options Written (premiums
   received $25)                                                           (15)
                                                                  ============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              70      BRL           200    09/08/05                 12
USD             100      BRL           285    09/09/05                 19
USD              29      EUR            24    07/26/05                 --
USD             483      EUR           380    08/19/05                (22)
USD           1,283      JPY       136,565    07/13/05                (50)
BRL              56      USD            21    09/08/05                 (2)
BRL              55      USD            21    09/08/05                 (2)
BRL              55      USD            22    09/08/05                 (1)
BRL              34      USD            13    09/08/05                 (1)
BRL              40      USD            15    09/09/05                 (2)
BRL              92      USD            35    09/09/05                 (3)
BRL              72      USD            28    09/09/05                 (2)
BRL              82      USD            32    09/09/05                 (2)
CAD             165      USD           133    07/19/05                 (2)
EUR           1,916      USD         2,321    07/26/05                 --
EUR             125      USD           152    07/26/05                  1
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 (57)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 52  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
          COUNTER                  NOTIONAL                                                     TERMINATION           VALUE
           PARTY                    AMOUNT        FUND RECEIVES           FUND PAYS                 DATE                $
----------------------------   ----------------   -------------   -------------------------   ----------------   ----------------
Bank of America                   CAD       100   6.000%          Three Month USD LIBOR           12/16/19                      2
Barclays Bank PLC                 GBP        50   5.000%          Six Month USD LIBOR             06/16/11                      3
Barclays Bank PLC                 GBP       100   5.000%          Six Month USD LIBOR             03/15/32                     (8)
Barclays Bank PLC                 EUR       100   6.000%          Six Month USD LIBOR             03/15/32                     15
JP Morgan                         EUR       200   6.000%          Six Month USD LIBOR             06/18/34                     41
UBS                              JPY    125,000   2.000%          Six Month USD LIBOR             06/15/12                    (94)
                                                                                                                 ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - $1                                                       (41)
                                                                                                                 ================

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  53

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

                                                        % OF
                                                        NET
PORTFOLIO SUMMARY                                      ASSETS
----------------------------------------------------------------
Asset-Backed Securities                                      5.9
Corporate Bonds and Notes                                   10.5
International Debt                                           5.4
Mortgage-Backed Securities                                  46.4
Municipal Bonds                                              0.8
Non-US Bonds                                                 1.6
United States Government Agencies                            2.3
United States Government Treasuries                         12.5
Preferred Stocks                                             0.2
Options Purchased                                             --*
Warrants & Rights                                            0.1
Short-Term Investments                                      32.7
                                                    ------------
Total Investments                                          118.4
Other Assets and Liabilities, Net                          (18.4)
                                                    ------------

Net Assets                                                 100.0
                                                    ============
Futures Contracts                                            0.1
Options Written                                               --*
Foreign Currency Exchange Contracts                           --*
Interest Rate Swap Contracts                                  --*

* Less than .05%

See accompanying notes which are an integral part of the financial statements.

 54  Core Bond Fund

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(I)   Forward commitment.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(A) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ffl) In default.
(B)   Illiquid security.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    GBP - British pound sterling            PEN - Peruvian nouveau sol
   AUD - Australian dollar                 HKD - Hong Kong dollar                  PHP - Philippine peso
   BRL - Brazilian real                    HUF - Hungarian forint                  PLN - Polish zloty
   CAD - Canadian dollar                   IDR - Indonesian rupiah                 RUB - Russian ruble
   CHF - Swiss franc                       ILS - Israeli shekel                    SEK - Swedish krona
   CLP - Chilean peso                      INR - Indian rupee                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             ITL - Italian lira                      SKK - Slovakian koruna
   COP - Colombian peso                    JPY - Japanese yen                      THB - Thai baht
   CRC - Costa Rica colon                  KES - Kenyan schilling                  TRL - Turkish lira
   CZK - Czech koruna                      KRW - South Korean won                  USD - United States dollar
   DKK - Danish krone                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   EGP - Egyptian pound                    MYR - Malaysian ringgit                 VND - Vietnamese dong
   EUR - Euro                              NZD - New Zealand dollar                ZAR - South African rand

                                            Notes to Schedule of Investments  55

RUSSELL INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2005 (UNAUDITED)

                                                                              MULTI-STYLE
AMOUNTS IN THOUSANDS                                                          EQUITY FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $            308,096
----------------------------------------------------------------------------------------------
Investments, at market***                                                              341,666
Cash                                                                                        --
Foreign currency holdings*                                                                  --
Unrealized appreciation on foreign currency exchange contracts                              --
Receivables:
      Dividends and interest                                                               334
      Dividends from affiliated money market fund                                           50
      Investments sold                                                                   4,927
      Fund shares sold                                                                     122
      Foreign taxes recoverable                                                             --
      From Advisor                                                                          --
      Daily variation margin on futures contracts                                           --
Prepaid expenses                                                                             4
Unrealized appreciation on index swap contracts                                             --
Interest rate swap contracts, at market value****                                           --
                                                                          --------------------
Total assets                                                                           347,103
                                                                          --------------------

LIABILITIES
Payables:
      Investments purchased                                                              5,246
      Fund shares redeemed                                                                   9
      Accrued fees to affiliates                                                           220
      Other accrued expenses                                                                38
      Daily variation margin on futures contracts                                           93
Unrealized depreciation on foreign currency exchange contracts                              --
Options written, at market value**                                                          --
Payable upon return of securities loaned                                                 7,141
Unrealized depreciation on index swap contracts                                             --
Interest rate swap contracts, at market value****                                           --
                                                                          --------------------
Total liabilities                                                                       12,747
                                                                          --------------------

NET ASSETS                                                                $            334,356
                                                                          ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $                938
Accumulated net realized gain (loss)                                                   (70,186)
Unrealized appreciation (depreciation) on:
      Investments                                                                       33,570
      Futures contracts                                                                     73
      Options written                                                                       --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Foreign currency-related transactions                                                 --
Shares of beneficial interest                                                              266
Additional paid-in capital                                                             369,695
                                                                          --------------------
NET ASSETS                                                                $            334,356
                                                                          ====================

See accompanying notes which are an integral part of the financial statements.

 56  Statement of Assets and Liabilities

    AGGRESSIVE EQUITY       NON-U.S.         REAL ESTATE        CORE BOND
          FUND                FUND         SECURITIES FUND         FUND
----------------------------------------------------------------------------
     $      202,754      $      261,899    $      338,865     $      237,464
----------------------------------------------------------------------------
            227,052             299,659           463,608            240,736
                170                  75                15                 93
                 --               3,731                --                 75
                 --                 395                --                 32
                101                 434             1,620              1,200
                 24                  56                40                 82
              2,450               1,369             4,334             10,526
                  4                  87               109                 91
                 --                  58                --                 --
                 11                  27                --                  4
                 --                  44                --                 38
                  2                   3                 6                 --
                 --                  56                --                 --
                 --                  --                --                 61
     --------------      --------------    --------------     --------------
            229,814             305,994           469,732            252,938
     --------------      --------------    --------------     --------------

              2,500               1,815             3,821             49,338
                  6                   4                52                  4
                151                 208               294                 99
                 56                  66                26                 28
                 28                  --                --                 10
                 --                 718                --                 89
                 --                  67                --                 15
             32,767              41,989            49,478                 --
                 --                   6                --                 --
                 --                  --                --                102
     --------------      --------------    --------------     --------------
             35,508              44,873            53,671             49,685
     --------------      --------------    --------------     --------------

     $      194,306      $      261,121    $      416,061     $      203,253
     ==============      ==============    ==============     ==============
     $          125      $           46    $        1,090     $        1,787
              6,485             (34,639)           15,224              1,033
             24,298              37,760           124,743              3,272
                130                 327                --               (111)
                 --                  --                --                 10
                 --                  50                --                 --
                 --                  --                --                (42)
                 --                (363)               --                (46)
                135                 235               236                193
            163,133             257,705           274,768            197,157
     --------------      --------------    --------------     --------------
     $      194,306      $      261,121    $      416,061     $      203,253
     ==============      ==============    ==============     ==============

  See accompanying notes which are an integral part of the financial statements.
                                         Statement of Assets and Liabilities  57

RUSSELL INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

                                                                              MULTI-STYLE
                                                                              EQUITY FUND
----------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share*****                                         $              12.57
   Net assets                                                             $        334,356,165
   Shares outstanding ($.01 par value)                                              26,596,146
----------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                                    $                 --
**    Premiums received on options written                                $                 --
***   Securities on loan included in investments                          $              6,993
****  Interest rate swap contracts - premiums paid (received)             $                 --
***** Net asset value per share equals net assets divided by shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

 58  Statement of Assets and Liabilities

    AGGRESSIVE EQUITY       NON-U.S.         REAL ESTATE        CORE BOND
          FUND                FUND         SECURITIES FUND         FUND
----------------------------------------------------------------------------

     $        14.34      $        11.10    $        17.66     $        10.54
     $  194,305,681      $  261,121,020    $  416,061,298     $  203,252,703
         13,549,003          23,528,726        23,557,752         19,277,300
----------------------------------------------------------------------------

     $           --      $        3,761    $           --     $           77
     $           --      $           67    $           --     $           25
     $       31,860      $       40,029    $       48,403     $           --
     $           --      $           --    $           --     $            1

  See accompanying notes which are an integral part of the financial statements.
                                         Statement of Assets and Liabilities  59

RUSSELL INVESTMENT FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

                                                                          MULTI-STYLE EQUITY
AMOUNTS IN THOUSANDS                                                             FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                              $             2,667
   Dividends from affiliated money market fund                                            229
   Interest                                                                                16
   Securities lending income                                                                5
   Less foreign taxes withheld                                                             --
                                                                          -------------------
Total investment income                                                                 2,917
                                                                          -------------------

EXPENSES
   Management fees                                                                      1,284
   Custodian fees                                                                         107
   Transfer agent fees                                                                      3
   Professional fees                                                                       31
   Trustees' fees                                                                           4
   Printing fees                                                                            4
   Miscellaneous                                                                            5
                                                                          -------------------
   Expenses before reductions                                                           1,438
   Expense reductions                                                                    (149)
                                                                          -------------------
Net expenses                                                                            1,289
                                                                          -------------------
Net investment income (loss)                                                            1,628
                                                                          -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments (Non-U.S. Fund - net of foreign capital gains taxes)                    10,021
   Futures contracts                                                                      602
   Options written                                                                         --
   Index swap contracts                                                                    --
   Interest rate swap contracts                                                            --
   Foreign currency-related transactions                                                   --
                                                                          -------------------
Net realized gain (loss)                                                               10,623
                                                                          -------------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                        (10,305)
   Futures contracts                                                                     (396)
   Options written                                                                         --
   Index swap contracts                                                                    --
   Interest rate swap contracts                                                            --
   Foreign currency-related transactions                                                   --
                                                                          -------------------
Net change in unrealized appreciation (depreciation)                                  (10,701)
                                                                          -------------------
Net realized and unrealized gain (loss)                                                   (78)
                                                                          -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $             1,550
                                                                          ===================

See accompanying notes which are an integral part of the financial statements.

 60  Statement of Operations

    AGGRESSIVE EQUITY       NON-U.S.         REAL ESTATE       CORE BOND
          FUND                FUND         SECURITIES FUND        FUND
---------------------------------------------------------------------------
     $          813      $        4,479    $        5,035    $           14
                111                 251               186               376
                  9                 139                --             3,540
                 55                  96                15                --
                 --                (550)               --                --
     --------------      --------------    --------------    --------------
                988               4,415             5,236             3,930
     --------------      --------------    --------------    --------------

                889               1,238             1,613               558
                150                 332                70                80
                  2                   2                 2                 2
                 25                  33                29                28
                  2                   3                 4                 2
                  3                   3                 4                 2
                  2                   5                 5                 3
     --------------      --------------    --------------    --------------
              1,073               1,616             1,727               675
               (210)               (213)              (11)              (24)
     --------------      --------------    --------------    --------------
                863               1,403             1,716               651
     --------------      --------------    --------------    --------------
                125               3,012             3,520             3,279
     --------------      --------------    --------------    --------------

              8,027              10,982            15,471               306
                 49               1,410                --               272
                 --                (363)               --                95
                 --                   7                --                --
                 --                  --                --               137
                 --              (1,296)               --               167
     --------------      --------------    --------------    --------------
              8,076              10,740            15,471               977
     --------------      --------------    --------------    --------------
             (9,320)            (16,556)            5,961               320
               (152)                 97                --               137
                 --                  52                --                (7)
                 --                  50                --                --
                 --                  --                --              (100)
                 --                (487)               --               (75)
     --------------      --------------    --------------    --------------
             (9,472)            (16,844)            5,961               275
     --------------      --------------    --------------    --------------
             (1,396)             (6,104)           21,432             1,252
     --------------      --------------    --------------    --------------
     $       (1,271)     $       (3,092)   $       24,952    $        4,531
     ==============      ==============    ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  61

RUSSELL INVESTMENT FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                            MULTI-STYLE EQUITY
                                                                                   FUND
                                                                -------------------------------------------
                                                                    SIX MONTHS             FISCAL YEAR
                                                                       ENDED                  ENDED
                                                                   JUNE 30, 2005           DECEMBER 31,
AMOUNTS IN THOUSANDS                                                (UNAUDITED)                2004
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                              $             1,628    $              2,983
      Net realized gain (loss)                                               10,623                  21,388
      Net change in unrealized appreciation (depreciation)                  (10,701)                  5,913
                                                                -------------------    --------------------
Net increase (decrease) in net assets from operations                         1,550                  30,284
                                                                -------------------    --------------------

DISTRIBUTIONS
      From net investment income                                             (2,011)                 (2,311)
      From net realized gain                                                     --                      --
                                                                -------------------    --------------------
Net decrease in net assets from distributions                                (2,011)                 (2,311)
                                                                -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
       transactions                                                           2,058                   8,019
                                                                -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                   1,597                  35,992

NET ASSETS
      Beginning of period                                                   332,759                 296,767
                                                                -------------------    --------------------

      End of Period                                             $           334,356    $            332,759
                                                                ===================    ====================

      Undistributed (overdistributed) net investment income
       included in net assets                                   $               938    $              1,321

See accompanying notes which are an integral part of the financial statements.

 62  Statement of Changes in Net Assets

          AGGRESSIVE EQUITY                   NON-U.S.                       REAL ESTATE                      CORE BOND
                FUND                            FUND                       SECURITIES FUND                      FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
     SIX MONTHS      FISCAL YEAR     SIX MONTHS      FISCAL YEAR     SIX MONTHS      FISCAL YEAR     SIX MONTHS      FISCAL YEAR
        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
    JUNE 30, 2005   DECEMBER 31,    JUNE 30, 2005   DECEMBER 31,    JUNE 30, 2005   DECEMBER 31,    JUNE 30, 2005   DECEMBER 31,
     (UNAUDITED)        2004         (UNAUDITED)        2004         (UNAUDITED)        2004         (UNAUDITED)        2004
---------------------------------------------------------------------------------------------------------------------------------

    $         125   $         293   $       3,012   $       2,492   $       3,520   $       7,360   $       3,279   $       3,715
            8,076          18,530          10,740          18,535          15,471          30,106             977           4,610
           (9,472)          6,122         (16,844)         19,260           5,961          58,342             275            (992)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (1,271)         24,945          (3,092)         40,287          24,952          95,808           4,531           7,333
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

               --            (297)         (2,237)         (4,649)         (2,653)         (7,137)         (1,638)         (3,906)
           (5,958)         (6,579)             --              --          (6,316)        (20,710)         (1,809)         (3,110)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (5,958)         (6,876)         (2,237)         (4,649)         (8,969)        (27,847)         (3,447)         (7,016)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

            5,952          11,129           7,684          16,509          20,345          57,081          26,318          28,332
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           (1,277)         29,198           2,355          52,147          36,328         125,042          27,402          28,649

          195,583         166,385         258,766         206,619         379,733         254,691         175,851         147,202
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    $     194,306   $     195,583   $     261,121   $     258,766   $     416,061   $     379,733   $     203,253   $     175,851
    =============   =============   =============   =============   =============   =============   =============   =============

    $         125   $          --   $          46   $        (729)  $       1,090   $         223   $       1,787   $         146

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  63

RUSSELL INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
MULTI-STYLE EQUITY FUND
June 30, 2005*                                   12.60               .06               (.01)           .05
December 31, 2004                                11.56               .11               1.02           1.13
December 31, 2003                                 9.04               .08               2.51           2.59
December 31, 2002                                11.84               .06              (2.80)         (2.74)
December 31, 2001                                14.13               .07              (2.06)         (1.99)
December 31, 2000                                16.79               .08              (2.10)         (2.02)
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
June 30, 2005*                                   14.90               .01               (.12)          (.11)
December 31, 2004                                13.47               .02               1.95           1.97
December 31, 2003                                 9.26               .01               4.21           4.22
December 31, 2002                                11.44              (.02)             (2.16)         (2.18)
December 31, 2001                                11.73                --(d)            (.28)          (.28)
December 31, 2000                                13.36               .04               (.16)          (.12)
--------------------------------------------------------------------------------------------------------------
NON-U.S. FUND
June 30, 2005*                                   11.33               .13               (.26)          (.13)
December 31, 2004                                 9.76               .11               1.66           1.77
December 31, 2003                                 7.20               .09               2.69           2.78
December 31, 2002                                 8.64               .06              (1.37)         (1.31)
December 31, 2001                                11.15               .06              (2.52)         (2.46)
December 31, 2000                                14.19               .10              (2.11)         (2.01)
--------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
June 30, 2005*                                   17.09               .15                .81            .96
December 31, 2004                                13.71               .36               4.33           4.69
December 31, 2003                                10.51               .55               3.28           3.83
December 31, 2002                                10.75               .54               (.13)           .41
December 31, 2001                                10.67               .57                .24            .81
December 31, 2000                                 8.81               .54               1.81           2.35
--------------------------------------------------------------------------------------------------------------
CORE BOND FUND
June 30, 2005*                                   10.50               .18                .06            .24
December 31, 2004                                10.47               .24                .24            .48
December 31, 2003                                10.43               .31                .31            .62
December 31, 2002                                10.13               .36                .52            .88
December 31, 2001                                10.07               .54                .18            .72
December 31, 2000                                 9.64               .61                .33            .94
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
MULTI-STYLE EQUITY FUND
June 30, 2005*                                  (.08)                --             --
December 31, 2004                               (.09)                --             --
December 31, 2003                               (.07)                --             --
December 31, 2002                               (.06)                --             --
December 31, 2001                               (.06)              (.24)            --
December 31, 2000                               (.08)              (.56)            --
----------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
June 30, 2005*                                    --               (.45)            --
December 31, 2004                               (.02)              (.52)            --
December 31, 2003                               (.01)                --             --
December 31, 2002                                 --                 --             --
December 31, 2001                                 --(d)              --           (.01)
December 31, 2000                               (.05)             (1.46)            --
----------------------------------------------------------------------------------------
NON-U.S. FUND
June 30, 2005*                                  (.10)                --             --
December 31, 2004                               (.20)                --             --
December 31, 2003                               (.22)                --             --
December 31, 2002                               (.13)                --             --
December 31, 2001                               (.04)                --           (.01)
December 31, 2000                                 --              (1.00)          (.03)
----------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
June 30, 2005*                                  (.11)              (.28)            --
December 31, 2004                               (.36)              (.95)            --
December 31, 2003                               (.61)                --           (.02)
December 31, 2002                               (.57)              (.08)            --
December 31, 2001                               (.55)              (.18)            --
December 31, 2000                               (.49)                --             --
----------------------------------------------------------------------------------------
CORE BOND FUND
June 30, 2005*                                  (.09)              (.11)            --
December 31, 2004                               (.26)              (.19)            --
December 31, 2003                               (.38)              (.20)            --
December 31, 2002                               (.30)              (.28)            --
December 31, 2001                               (.60)              (.06)            --
December 31, 2000                               (.51)                --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 64  Financial Highlights

                                                                     %              %
                         $                                        RATIO OF       RATIO OF             %
                     NET ASSET                        $           EXPENSES       EXPENSES       RATIO OF NET           %
          $           VALUE,           %         NET ASSETS      TO AVERAGE     TO AVERAGE    INVESTMENT INCOME    PORTFOLIO
        TOTAL         END OF         TOTAL      END OF PERIOD    NET ASSETS     NET ASSETS       TO AVERAGE         TURNOVER
    DISTRIBUTIONS     PERIOD       RETURN(B)        (000)        NET(C)(E)       GROSS(C)     NET ASSETS(C)(E)      RATE(B)
------------------------------------------------------------------------------------------------------------------------------
         (.08)         12.57           .37         334,356           .78            .87              .99              52.11
         (.09)         12.60          9.81         332,759           .87            .88              .96             123.29
         (.07)         11.56         28.86         296,767           .87            .95              .82             107.67
         (.06)          9.04        (23.19)        206,794           .92            .99              .61             145.90
         (.30)         11.84        (14.21)        251,730           .92            .99              .57             131.67
         (.64)         14.13        (12.26)        262,664           .92            .93              .51             161.09
------------------------------------------------------------------------------------------------------------------------------
         (.45)         14.34          (.70)        194,306           .92           1.15              .13              71.87
         (.54)         14.90         14.73         195,583          1.05           1.17              .17             150.26
         (.01)         13.47         45.60         166,385          1.06           1.26              .10             138.95
           --           9.26        (19.06)         97,794          1.25           1.36             (.17)            139.24
         (.01)         11.44         (2.36)        111,693          1.25           1.38              .01             180.38
        (1.51)         11.73          (.66)        106,665          1.25           1.28              .27             203.48
------------------------------------------------------------------------------------------------------------------------------
         (.10)         11.10         (1.18)        261,121          1.08           1.24             2.31              53.62
         (.20)         11.33         18.30         258,766          1.15           1.28             1.11              73.45
         (.22)          9.76         38.78         206,619          1.16           1.41             1.14              50.29
         (.13)          7.20        (15.15)        137,840          1.30           1.48              .77              60.98
         (.05)          8.64        (22.03)        154,494          1.30           1.43              .64              79.79
        (1.03)         11.15        (14.43)        185,644          1.30           1.37              .78              86.06
------------------------------------------------------------------------------------------------------------------------------
         (.39)         17.66          5.88         416,061           .90            .91             1.85              33.93
        (1.31)         17.09         34.88         379,733           .92            .92             2.43              47.21
         (.63)         13.71         37.21         254,691           .95            .95             4.66              38.84
         (.65)         10.51          3.80         160,176           .99            .99             5.01              55.43
         (.73)         10.75          7.84         111,982          1.06           1.06             5.35              55.13
         (.49)         10.67         27.24          88,713          1.08           1.08             5.58              45.79
------------------------------------------------------------------------------------------------------------------------------
         (.20)         10.54          2.30         203,253           .70            .73             3.53             106.95
         (.45)         10.50          4.66         175,851           .70            .73             2.41             216.23
         (.58)         10.47          6.15         147,202           .71            .78             2.86             232.64
         (.58)         10.43          8.84         140,280           .80            .80             3.52             207.60
         (.66)         10.13          7.41         109,971           .80            .88             5.25             205.62
         (.51)         10.07         10.00          88,514           .80            .84             6.20             171.48
------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  65

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended June 30, 2005 (Unaudited).
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 66  Notes to Financial Highlights

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company") is a series investment company with five different investment portfolios referred to as Funds. These financial statements report on all five of the Funds. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Frank Russell Investment Management Company ("FRIMCo" or "Adviser").

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed-income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if not evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                               Notes to Financial Statements  67

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

 68  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by FRIMCo. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Capital Gains Taxes

   The Non-U.S. Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Fund may record a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2005. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation/(depreciation) on investments in the Statement of Assets and Liabilities for the Fund, if applicable. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund. The deferred tax liability and capital gains taxes for the Non-U.S. Fund for the period ended June 30, 2005 was $0 and $28,432, respectively.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. and Core Bond Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts").

                                               Notes to Financial Statements  69

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2005 are presented on the Schedule of Investments for the Non-U.S. and Core Bond Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures contracts

   The funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

 70  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Index Swap Agreements

   The Funds may enter into swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Swap agreements

   The Core Bond Fund may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund may enter into several different types of agreements including interest rate, credit default and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each party's needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investment in international markets

   Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

                                               Notes to Financial Statements  71

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended June 30, 2005, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                   FUNDS                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Multi-Style Equity                     $       163,583,891   $       166,694,779
   Aggressive Equity                              130,054,870           131,650,824
   Non-U.S.                                       126,632,342           128,267,922
   Real Estate Securities                         140,879,726           125,042,166
   Core Bond                                       52,666,708            44,936,721

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                   FUND                        PURCHASES               SALES
   --------------------------------------------------------------------------------
   Core Bond                              $       147,312,075   $       116,494,396

   Written Options Contracts

   Fund transactions in written options contracts for the period ended June 30, 2005 were as follows:

                                                          NON-U.S.                                     CORE BOND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2004                         105    $           888,171                    122    $            42,685
   Opened                                                519              3,405,454                    197                 82,840
   Closed                                               (607)            (4,226,681)                   (29)               (19,487)
   Expired                                                --                     --                   (227)               (81,102)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding June 30, 2005                              17    $            66,944                     63    $            24,936
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of June 30, 2005, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                               VALUE OF              VALUE OF
                   FUNDS                  SECURITIES ON LOAN      CASH COLLATERAL
   --------------------------------------------------------------------------------
   Multi-Style Equity                     $         6,993,009   $         7,141,495
   Aggressive Equity                               31,860,053            32,767,400
   Non-U.S.                                        40,029,013            41,989,019
   Real Estate Securities                          48,402,697            49,478,137

 72  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   As of June 30, 2005, the value of the non-cash collateral received for the securities on loan in the Aggressive Equity Fund was $32,600. The non-cash collateral consists of a pool of US Government securities.

4. RELATED PARTY TRANSACTIONS, FEES AND EXPENSES

   Manager

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides consulting and money manager evaluation services to FRIMCo.

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund. Frank Russell Investment Company is a registered investment company that employs the same investment adviser as Russell Investment Funds. As of June 30, 2005, $98,478,000 of the Money Market Fund's net assets represents investments by the Funds.

   Each Fund's management fee is calculated based on the average daily net assets of each Fund at the rates specified in the table below and is payable monthly. For the period ended June 30, 2005, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement, amounted to $5,347,781 after waivers and/or reimbursements.

                   FUNDS                      ANNUAL RATE
   ----------------------------------------------------------
   Multi-Style Equity                            0.78%
   Aggressive Equity                             0.95
   Non-U.S.                                      0.95
   Real Estate Securities                        0.85
   Core Bond                                     0.60

   FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its management fee for each Fund, up to the full amount of its fee, equal to the amount by which the Fund's total operating expenses exceed a specified percentage of a Fund's average net assets on an annual basis and to reimburse each Fund for all remaining expenses, after fee waivers, that exceed such percentages. There were no reimbursements for the period ended June 30, 2005.

   FRIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

   The expense caps and waivers were as follows:

                   FUNDS                      EXPENSE CAP       MANAGER FEES WAIVED
   --------------------------------------------------------------------------------
   Multi-Style Equity                            0.87%          $             5,466
   Aggressive Equity                             1.05                        89,490
   Non-U.S.                                      1.15                       117,770
   Real Estate Securities                        1.10                            --
   Core Bond                                     0.70                        21,142

   FRIMCo reimbursed certain Funds for amounts previously paid by those Funds not included in the contractual waiver agreement to Russell/Mellon Analytical Services for analytical services received. The amounts of the reimbursement for the period ended June 30, 2005 were:

                                             REIMBURSEMENT
                   FUNDS                        AMOUNT
   ----------------------------------------------------------
   Multi-Style Equity                     $           143,279
   Aggressive Equity                                  120,501
   Non-U.S.                                            94,971
   Real Estate Securities                              10,513

                                               Notes to Financial Statements  73

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the period ended June 30, 2005, the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                            CUSTODY CREDIT
                   FUNDS                        AMOUNT
   ----------------------------------------------------------
   Multi-Style Equity                     $               189
   Aggressive Equity                                      377
   Non-U.S.                                               243
   Real Estate Securities                                 356
   Core Bond                                            2,717

   Distributor

   Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, is the principal distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

   Brokerage commissions

   The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS or other brokers and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity and may also benefit other Funds within Russell Investment Funds and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

   FRS or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met. For the period ended June 30, 2005, there was no commission recapture for the Funds.

   FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets up the hiring, termination or additional funding of a money manager) and are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

   Amounts retained by Frank Russell Securities, Inc. for the period ended June 30, 2005 were as follows:

                   FUNDS                        AMOUNT
   ----------------------------------------------------------
   Multi-Style Equity                     $            14,699
   Aggressive Equity                                    4,586
   Non-U.S.                                            11,734
   Real Estate Securities                                 871

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to FRIMCo.

 74  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Accrued fees payable to affiliates as of June 30, 2005 were as follows:

                                MULTI-STYLE EQUITY   AGGRESSIVE EQUITY      NON-U.S.      REAL ESTATE SECURITIES     CORE BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Management fees                $      218,791      $      151,166     $      207,414       $      292,109       $       98,962
   Transfer agent fees                     1,198                  59                523                1,832                  378
   Trustee fees                               19                  --                 --                   --                   --
                                  --------------      --------------     --------------       --------------       --------------
                                  $      220,008      $      151,225     $      207,937       $      293,941       $       99,340
                                  ==============      ==============     ==============       ==============       ==============

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the Trustees is a Trustee of both FRIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting or Nominating and Governance Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair was paid a fee of $6,000 per year until November 1, 2004 and $12,000 per year effective November 1, 2004 and the Nominating and Governance Committee chair was paid a fee of $6,000 per year. Prior to June 1, 2005, the Lead Trustee received compensation of $10,000 annually. Effective June 1, 2005 the position of Lead Trustee was eliminated. Also, effective June 1, 2005, a new chairperson was elected with additional annual compensation of $52,000.

5. FEDERAL INCOME TAXES

   At December 31, 2004, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

   Capital loss carryforward

                                              12/31/09           12/31/10           12/31/11            TOTALS
   ----------------------------------------------------------------------------------------------------------------
   Multi-Style Equity                     $     32,384,952   $     42,288,325   $      3,302,725   $     77,976,002
   Non-U.S.                                     12,093,749         25,579,757          5,528,524         43,202,030

   At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                MULTI-STYLE EQUITY    AGGRESSIVE EQUITY      NON-U.S.       REAL ESTATE SECURITIES      CORE BOND
   --------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments            $ 310,511,395         $ 204,064,099      $ 267,187,324        $ 339,154,301         $ 237,621,757
                                  =============         =============      =============        =============         =============
   Unrealized Appreciation        $  38,196,130         $  27,206,493      $  35,655,529        $ 124,454,557         $   3,619,649
   Unrealized Depreciation           (7,041,592)           (4,218,730)        (3,184,306)                (714)             (505,515)
                                  -------------         -------------      -------------        -------------         -------------
   Net Unrealized
      Appreciation
      (Depreciation)              $  31,154,538         $  22,987,763      $  32,471,223        $ 124,453,843         $   3,114,134
                                  =============         =============      =============        =============         =============

   As permitted by tax regulations, the Core Bond Fund intends to defer a net realized capital loss of $39,714 incurred from November 1, 2004 to December 31, 2004.

                                               Notes to Financial Statements  75

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
                                                  -----------------   -----------------   -----------------   -----------------
      Multi-Style Equity
      Proceeds from shares sold                               1,566               4,020   $          19,322   $          46,942
      Proceeds from reinvestment of
         distributions                                          162                 196               2,011               2,311
      Payments for shares redeemed                           (1,535)             (3,484)            (19,275)            (41,234)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             193                 732   $           2,058   $           8,019
                                                  =================   =================   =================   =================
      Aggressive Equity
      Proceeds from shares sold                                 587               2,208   $           8,160   $          30,538
      Proceeds from reinvestment of
         distributions                                          419                 474               5,958               6,876
      Payments for shares redeemed                             (582)             (1,906)             (8,166)            (26,285)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             424                 776   $           5,952   $          11,129
                                                  =================   =================   =================   =================
      Non-U.S.
      Proceeds from shares sold                               1,774               3,827   $          19,737   $          38,755
      Proceeds from reinvestment of
         distributions                                          201                 432               2,237               4,649
      Payments for shares redeemed                           (1,275)             (2,607)            (14,290)            (26,895)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             700               1,652   $           7,684   $          16,509
                                                  =================   =================   =================   =================
      Real Estate Securities
      Proceeds from shares sold                               2,279               4,847   $          37,030   $          73,559
      Proceeds from reinvestment of
         distributions                                          564               1,702               8,969              27,847
      Payments for shares redeemed                           (1,501)             (2,912)            (25,654)            (44,325)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                           1,342               3,637   $          20,345   $          57,081
                                                  =================   =================   =================   =================
      Core Bond
      Proceeds from shares sold                               2,639               3,478   $          27,515   $          36,630
      Proceeds from reinvestment of
         distributions                                          332                 668               3,447               7,016
      Payments for shares redeemed                             (445)             (1,455)             (4,644)            (15,314)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                           2,526               2,691   $          26,318   $          28,332
                                                  =================   =================   =================   =================

7. RECORD OWNERSHIP

   As of June 30, 2005, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. Northwestern Mutual Life Insurance Company separate accounts were the largest shareholder in each Fund.

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Multi-Style Equity                              3                   88.3
   Aggressive Equity                               3                   84.7
   Non-U.S.                                        3                   89.1
   Real Estate Securities                          3                   88.2
   Core Bond                                       3                   93.0

8. ILLIQUID AND RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities.

 76  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

Certain illiquid securities are not subject to the 15% limitation if FRIMCo or a money manager determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of June 30, 2005, illiquid securities held by the Funds were as follows:

                                                              PRINCIPAL                              COST          MARKET VALUE
                                           ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
    FUND - % OF NET ASSETS SECURITIES          DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Non-US Fund -- 0.0%
   Sons of Gwalia, Ltd.                         02/28/03             8,400              2.11                18                --
                                                                                                                  ==============

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of June 30, 2005:

                                                              PRINCIPAL                              COST          MARKET VALUE
                                           ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
    FUND - % OF NET ASSETS SECURITIES          DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Aggressive Equity Fund -- 0.3%
   Diamondrock Hospitality Co.                  06/26/04            20,800             10.00               208               220
   Fieldstone Investment Corp.                  06/07/04            13,100             15.80               207               189
   Jermyn Investments                           05/27/04             9,200             15.00               138               138
                                                                                                                  --------------
                                                                                                                             547
                                                                                                                  ==============
   Non-US Fund -- 0.5%
   Chi Mei Optoelectronics Corp. - GDR          06/10/05            90,100             15.02             1,353             1,405
                                                                                                                  ==============
   Core Bond Fund -- 3.0%
   AAA Trust                                    05/11/05           436,259            100.00               436               436
   BAE Systems Holdings, Inc.                   11/28/04           485,000            102.24               496               528
   BNP Paribas                                  06/17/05           300,000            100.00               300               303
   Capital Auto Receivables Asset
      Trust                                     05/25/05            84,260            100.00                84                84
   DG Funding Trust                             11/03/04                49         10,537.12               516               526
   Dresdner Funding Trust I                     04/09/03           185,000            103.14               191               236
   Export-Import Bank of Korea                  02/03/04           120,000             99.63               120               119
   Glencore Funding LLC                         05/12/04            60,000             91.66                55                58
   GT Group Telecom, Inc. 2010
      Warrants                                  01/27/00               175             48.28                 8                --
   Korea Electric Power Corp.                   04/20/04            60,000             98.46                59                62
   Miller Brewing Co.                           08/06/03           140,000             99.97               140               145
   Mizuho Financial Group Cayman,
      Ltd.                                      02/27/04           170,000            101.38               172               179
   Monumental Global Funding, Ltd.              02/04/03            95,000            100.00                95                97
   Natexis Ambs Co. LLC                         06/24/98           120,000            104.75               126               133
   Parker Hannifin Employee Stock
      Ownership Trust                           03/09/99           191,005            100.00               191               197
   Qwest Corp.                                  03/25/04           200,000            100.00               200               204
   Russia Government International
      Bond                                      12/03/01           265,000             85.49               227               297
   SACO I, Inc.                                 11/28/07           288,966            100.00               289               289
   Systems 2001 AT LLC                          03/08/02           140,640            101.83               143               151
   Telecom Italia Capital SA                    12/20/04           745,000             96.76               721               724
   Tenaska Alabama II Partners, LP              10/09/03           109,413            100.00               109               115
   Tengizchevroil Finance Co.                   11/23/04           150,000            100.24               150               153
   Texas Genco LLC                              12/08/04           230,000            100.25               231               242
   TXU Corp.                                    11/22/04           240,000             99.94               240               236
   TXU Corp.                                    12/20/04           295,000             95.95               283               286
   Zurich Capital Trust I                       01/10/03           245,000             93.96               230               271
                                                                                                                  --------------
                                                                                                                           6,071
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                               Notes to Financial Statements  77

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

9. DIVIDENDS

   On July 1, 2005, the Funds declared the following dividends from net investment income payable on July 7, 2005 to shareholders of record July 5, 2005.

                   FUNDS                  NET INVESTMENT INCOME
   ------------------------------------------------------------
   Multi-Style Equity                      $            0.0353
   Aggressive Equity                                    0.0093
   Real Estate Securities                               0.0567
   Core Bond                                            0.0899

 78  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354 or (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available at www.russell.com and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

                             Shareholder Requests for Additional Information  79

RUSSELL INVESTMENT FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the management agreement with FRIMCo and the portfolio management contract (together, the "investment advisory agreements") with each Money Manager of the Funds at a meeting held on February 23, 2005. During the course of a year, the Trustees received a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by FRIMCo. In preparation for the annual review, the Board, with the advice and assistance of independent counsel, also received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds, including information requested by the Trustees, and
(2) information received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and its operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds (collectively, the "Agreement Renewal Information").

Prior to voting, the Independent Trustees reviewed the proposed continuance of the investment advisory agreements with management and independent counsel and received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances. The Independent Trustees also reviewed the proposed continuance in a private session with independent counsel at which no representatives of FRIMCo or management were present. The discussion below reflects both of these reviews.

In evaluating the management agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Funds, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Funds have multiple Money Managers.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the investment advisory agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund have been allocated among multiple Money Managers.

FRIMCo is responsible for selecting Money Managers for each Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses for the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Funds' Money Managers, and describe the manner in which the Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

 80  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

In addition to these general factors relating to the manager of managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

2. The management fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to investment advisory fees paid by Comparable Funds;

5. Information provided by FRIMCo as to expenses incurred by the Fund;

6. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund; and

7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Funds.

On the basis of the information received, the Board, in respect of each Fund, found the management fees charged and costs and expenses incurred by FRIMCo to be fair and reasonable; after giving effect to waivers and/or reimbursements; and considering the composition of the Comparable Funds, the relative performance and expense ratio of the Fund were comparable to those of peer funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to the Fund was reasonable in light of the nature, scope and quality of the services provided by FRIMCo.

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on December 6, 2004 that the management fees for each Fund appropriately reflect any economies of scale realized by that Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager of managers structure employed by most Funds relevant to the Board's deliberations, and took into consideration the Funds' rising costs of compliance with applicable laws, rules and regulations.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund selected by its shareholders in purchasing their shares.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and Funds, FRIMCo or FRIMCo's affiliates; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the investment advisory agreements with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the fairness and reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Fund were fair and reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund was in the interests of shareholders.

                         Basis for Approval of Investment Advisory Contracts  81

RUSSELL INVESTMENT FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

In their deliberations, the Trustees did not identify any particular information as to the investment advisory agreement with FRIMCo or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

At a meeting held on March 24, 2005, the Trustees received a proposal from FRIMCo to effect certain Money Manager changes for the Non-U.S. Fund. The Trustees approved the terms of the proposed portfolio management agreement with the successor Money Manager based substantially upon FRIMCo's recommendation; its explanation as to the lack of relevance of profitability to the evaluation of portfolio management agreements with Money Managers; and its belief that the proposed investment advisory fees for the successor Money Manager would be fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at the February 23, 2005 meeting as to the fairness and reasonableness of the aggregate management fees paid by the Fund, and the fact that the aggregate management fees paid by the Fund would not increase as a result of the implementation of the proposed Money Manager change because the Money Manager's investment advisory fee is paid by FRIMCo.

 82  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  39         - Trustee, The
  Born April 22,      1987              successor is     - Trustee, FRIC and RIF                            SSgA Funds
  1939                                  duly elected     - Until 2005, Chairman of the                      (investment
                                        and qualified      Board, FRIC and RIF                              company)
  909 A Street                                           - CEO, Russell Fund
  Tacoma, Washington                                       Distributors, Inc.
  98402-1616                                               (broker-dealer ("RFD"))
                                                         - President and Chairman of
                                                           the Board, SSgA Funds
                                                           (investment company)
                                                         - Chairman of the Board, FRTC
                                                         - Until July 2004, Director,
                                                           Frank Russell Investments
                                                           (Ireland) Limited (Irish
                                                           limited company) and Frank
                                                           Russell Investments (Cayman)
                                                           Ltd. (manager of variable
                                                           capital investment
                                                           companies)
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
                                                         - Until January 2005, Chairman
                                                           of the Board, RFD and FRIMCo
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is       1990-2003, President, FRC
  Born January 20,                      duly elected       1993-2003, CEO, FRC
  1948                                  and qualified.   - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI"))
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  83

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - President, Anderson                 39         None
 Born October 15,     1984              successor is       Management Group LLC
 1931                                   duly elected       (private investments
                                        and qualified      consulting)
 909 A Street                                            - February 2002 to June 2005,
 Tacoma, Washington                                        Lead Trustee FRIC and RIF
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    - Trustee since   - Appointed      - President, Kristianne Gates         39         - Trustee WM Group
 Born January 22,       2000              until            Blake, P.S. (accounting                          of Funds
 1954                 - Chairperson       successor is     services)                                        (investment
                        since 2005        duly elected   - Director and Chairman of the                     company);
 909 A Street                             and qualified    Audit Committee, Avista                        - Director, Avista
 Tacoma, Washington                     - Annual           Corp.                                            Corp.
 98402-1616                                              - Trustee and Chairman of the
                                                           Operations and Distribution
                                                           Committee, WM Group of Funds
                                                         - February 2002 to June 2005,
                                                           Chairman of the Audit
                                                           Committee, FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  - Trustee since   - Appointed      - June 2004 to present, Senior        39         - Director, Gold
 Born June 6, 1946      2003              until            Vice President and Chief                         Banc
                      - Chairman of       successor is     Financial Officer, Waddell &                     Corporation,
 909 A Street           Audit             duly elected     Reed Financial, Inc.                             Inc.
 Tacoma, Washington     Committee         and qualified  - 2003, Retired
 98402-1616             since 2005      - Appointed      - 2001-2003, Vice President
                                          until            and Chief Financial Officer,
                                          successor is     Janus Capital Group Inc.
                                          duly elected   - 1979-2001, Audit and
                                          and qualified    Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     - Trustee since   - Appointed      - Retired since 1995                  39         None
 Born October 6,        1984              until
 1930                 - Chairman of       successor is
                        the Nominating    duly elected
 909 A Street           and Governance    and qualified
 Tacoma, Washington     Committee       - Appointed
 98402-1616                               until
                                          successor is
                                          duly elected
                                          and qualified
----------------------------------------------------------------------------------------------------------------------------

 84  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  39         None
 Tennison, Jr.        2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack Thompson,       Trustee since     Appointed until  - September 2003 to present,          39         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - February 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                                        and qualified      Value Fund
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  85

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr., Born July 3,   and Chairman      resignation or     Russell Company (investment
  1932                Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment advisor ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment advisor)
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 86  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers,                Chief Compliance  Until successor  - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     is chosen and    - Chief Compliance Officer, RIF
                                2005              qualified by     - Chief Compliance Officer, FRIMCo
 909 A Street                                     Trustees         - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     qualified by     - Chairman of the Board and President, RFD and Russell
 909 A Street                   2004              Trustees           Insurance Agency, Inc. (insurance agency ("RIA"))
 Tacoma, Washington                                                - Until 2004, Managing Director of Individual Investor
 98402-1616                                                          Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and    - Director, Funds Administration, FRIMCo, FRTC and RFD
                                Officer since     qualified by     - Treasurer and Principal Accounting Officer, SSgA
 909 A Street                   1998              Trustees           Funds
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - General Counsel and Managing Director of Law and
 Born October 8, 1941           General Counsel   by Trustees        Government Affairs, Secretary, FRC
                                since 1994
 909 A Street
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  87

RUSSELL INVESTMENT FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Jack Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Greg J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

MANAGER AND TRANSFER AND DIVIDEND
DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800)787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF JUNE 30, 2005

Multi-Style Equity Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 DePrince, Race & Zollo, Inc., Orlando, FL
 Institutional Capital Corporation, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Montag & Caldwell, Inc., Atlanta, GA
 Turner Investment Partners, Inc., Berwyn, PA

Aggressive Equity Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Geewax, Terker & Company, Chadds Ford, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Nicholas-Applegate Capital Management LLC, San Diego, CA
 TimesSquare Capital Management, LLC, New York, NY

Non-U.S. Fund
 AQR Capital Management, LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc., which acts as money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Core Bond Fund
 Bear Stearns Asset Management Inc.., New York, NY

 Pacific Investment Management Company LLC, Newport Beach, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 88  Manager, Money Managers and Service Providers

                      (This page intentionally left blank)

                      (This page intentionally left blank)

[LOGO OF RUSSELL]

Russell Investment Funds
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com                                                36-08-072 (06/05)

ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. [NOT APPLICABLE]

ITEM 6. [SCHEDULE OF INVESTMENTS IS INCLUDED AS PART OF THE REPORT TO SHAREHOLDERS FILED UNDER ITEM 1 OF THIS FORM]

ITEMS 7-9. [NOT APPLICABLE]

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

ITEM 12. EXHIBIT LIST

         (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS

By:      /s/Greg J. Stark
    ----------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date:  August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/Greg J. Stark
    ----------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date:  August 22, 2005


By:      /s/Mark E. Swanson
    ----------------------------------------------------------------------------
         Mark E. Swanson
         Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  August 22, 2005